UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03836
ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ	07311

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(201) 324-6414

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

Anchor Series Trust

Annual Report

December 31, 2009

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market Portfolio	5
Government and Quality Bond Portfolio	8
Asset Allocation Portfolio	15
Growth and Income Portfolio	31
Growth Portfolio	35
Capital Appreciation Portfolio	39
Natural Resources Portfolio	43
Multi-Asset Portfolio	46
Strategic Multi-Asset Portfolio	52
Statement of Assets and Liabilities	62
Statement of Operations	64
Statement of Changes in Net Assets	66
Notes to Financial Statements	70
Financial Highlights	85
Report of Independent Registered Public Accounting Firm	89
Approval of Advisory Agreements	90
Trustees and Officers Information	94
Shareholders Tax Information	96
Comparisons: Portfolios vs. Indexes	97

(unaudited)
Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2009. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

February 8, 2010

Note:  All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Past performance is no guarantee of future results.

ANCHOR SERIES TRUST EXPENSE EXAMPLE	December 31, 2009 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2009 and held until December 31, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2009” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2009” column and the “Expense Ratio as of December 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2009” column and the “Expense Ratio as of December 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending Account
					Value Using a
	Beginning	Ending Account	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Value Using	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	July 1,	December 31,	December 31,	July 1,	December 31,	December 31,	December 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Money Market Portfolio
Class 1#	$1,000.00	$1,000.05	$1.81	$1,000.00	$1,023.39	$1.84	0.36%
Government and Quality Bond Portfolio
Class 1	$1,000.00	$1,029.88	$3.17	$1,000.00	$1,022.08	$3.16	0.62%
Class 2	$1,000.00	$1,029.05	$3.94	$1,000.00	$1,021.32	$3.92	0.77%
Class 3	$1,000.00	$1,028.81	$4.45	$1,000.00	$1,020.82	$4.43	0.87%
Asset Allocation Portfolio@
Class 1	$1,000.00	$1,177.29	$4.06	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$1,176.66	$4.88	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,176.75	$5.49	$1,000.00	$1,020.16	$5.09	1.00%
Growth and Income Portfolio@
Class 1	$1,000.00	$1,248.14	$9.12	$1,000.00	$1,017.09	$8.19	1.61%
Growth Portfolio@
Class 1	$1,000.00	$1,264.75	$4.51	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,264.21	$5.36	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,262.53	$5.93	$1,000.00	$1,019.96	$5.30	1.04%
Capital Appreciation Portfolio@
Class 1	$1,000.00	$1,290.70	$4.21	$1,000.00	$1,021.53	$3.72	0.73%
Class 2	$1,000.00	$1,289.38	$5.08	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$1,288.53	$5.65	$1,000.00	$1,020.27	$4.99	0.98%
Natural Resources Portfolio
Class 1	$1,000.00	$1,290.36	$4.79	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,289.62	$5.66	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$1,288.92	$6.23	$1,000.00	$1,019.76	$5.50	1.08%
Multi-Asset Portfolio@
Class 1	$1,000.00	$1,163.01	$7.74	$1,000.00	$1,018.05	$7.22	1.42%
Strategic Multi-Asset Portfolio@
Class 1	$1,000.00	$1,179.93	$8.90	$1,000.00	$1,017.04	$8.24	1.62%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser and distributor waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2009” and the “Expense Ratios” would have been higher.

@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows: (see next page)

ANCHOR SERIES TRUST EXPENSE EXAMPLE (continued)	December 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending Account
					Value Using a
	Beginning	Ending Account	Expenses Paid	Beginning	Hypothetical	Expenses
	Account	Value Using	During the Six	Account	5% Assumed	Paid During the	Expense
	Value at	Return at	Months Ended	Value at	Return at	Six Months Ended	Ratio as of
	July 1,	December 31,	December 31,	July 1,	December 31,	December 31,	December 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Asset Allocation Portfolio
Class 1	$1,000.00	$1,177.29	$3.95	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,176.66	$4.77	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,176.75	$5.38	$1,000.00	$1,020.27	$4.99	0.98%
Growth and Income Portfolio
Class 1	$1,000.00	$1,248.14	$9.12	$1,000.00	$1,017.09	$8.19	1.61%
Growth Portfolio
Class 1	$1,000.00	$1,264.75	$4.51	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,264.21	$5.36	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,262.53	$5.93	$1,000.00	$1,019.96	$5.30	1.04%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,290.70	$4.04	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,289.38	$4.90	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,288.53	$5.54	$1,000.00	$1,020.37	$4.89	0.96%
Multi-Asset Portfolio
Class 1	$1,000.00	$1,163.01	$7.74	$1,000.00	$1,018.05	$7.22	1.42%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,179.93	$8.85	$1,000.00	$1,017.09	$8.19	1.61%

Anchor Series Trust Money Market Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

U.S. Government Agencies	75.2%
Commercial Banks	18.4
Diversified Financial Services	2.8
Cosmetics & Toiletries	1.9
Repurchase Agreement	1.7
Finance-Auto Loans	0.5

100.5%

Weighted average days to maturity	56.1

*	Calculated as a percentage of net assets

Credit Quality†#

Government-Agency	75.2%
A-1+	15.1
A-1	8.0
Not Rated@	1.7

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

†	Source: Standard and Poor’s

#	Calculated as a percentage of total debt issues

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.8%
Certificates of Deposit — 21.2%
Bank of America NA 0.61% due 01/06/10	$125,000	$125,000
Bank of Nova Scotia 0.33% due 03/04/10	125,000	125,000
BNP Paribas New York Branch 0.33% due 05/04/10	200,000	200,014
Calyon New York Branch 0.28% due 02/26/10(1)	125,000	124,947
Canadian Imperial Bank of Commerce New York Branch 0.42% due 05/26/10(1)	125,000	125,000
Citibank NA 0.21% due 03/02/10	150,000	150,000
DnB NOR Bank ASA New York Branch 0.27% due 01/15/10	100,000	100,000
General Electric Capital Corp. 0.21% coupon due 01/19/10	250,000	249,974
Nordea Bank Finland PLC 0.28% due 04/07/10	150,000	150,000
Rabobank Nederland New York Branch 0.27% due 01/19/10	150,000	150,000
Societe Generale New York Branch 0.25% due 01/14/10	100,000	100,000
Toronto Dominion Bank 0.34% due 04/12/10	100,000	100,011
UBS AG Stamford Branch 0.57% due 04/21/10	125,000	125,000
UBS AG Stamford Branch 0.86% due 03/02/10	100,000	100,001

Total Certificates of Deposit (amortized cost $1,924,947)		1,924,947

Medium Term Notes — 2.4%
Procter & Gamble International Funding SCA Company Guar. Notes 0.29% due 05/07/10(1)	40,000	40,000
Procter & Gamble International Funding SCA Senior Notes 0.53% due 02/08/10(1)	60,000	60,000
Toyota Motor Credit Corp. Senior Notes 1.53% due 01/29/10(1)	121,000	121,001

Total Medium Term Notes (amortized cost $221,001)		221,001

U.S. Government Agencies — 75.2%
Federal Farm Credit Bank Disc. Notes 0.30% due 02/05/10	200,000	199,942
2.38% due 04/07/10	150,000	150,865
Federal Home Loan Bank Disc. Notes 0.10% due 01/13/10	800,000	799,973
0.20% due 04/07/10	240,000	239,872
0.22% due 03/23/10	300,000	299,852
0.27% due 02/24/10	250,000	249,899
0.29% due 01/22/10	300,000	299,948
0.30% due 01/08/10	250,000	249,985
0.30% due 02/10/10	300,000	299,902
Federal Home Loan Mtg. Corp. Disc. Notes 0.10% due 01/26/10	500,000	499,965
0.10% due 02/23/10	250,000	249,963
0.14% due 02/04/10(1)	100,000	100,000
0.14% due 05/04/10	244,000	243,858
0.18% due 03/30/10	250,000	249,890
0.18% due 05/11/10	300,000	299,805
0.21% due 03/22/10	125,000	124,943
0.24% due 03/01/10	300,000	299,882
0.24% due 03/23/10	100,000	99,946
0.24% due 03/31/10	150,000	149,909
0.28% due 01/06/10	500,000	499,981
0.30% due 02/08/10	250,000	249,922
Federal National Mtg. Assoc. Disc. Notes 0.15% due 03/01/10	250,000	249,939
0.19% due 05/05/10	200,000	199,869
0.20% due 05/12/10	400,000	399,709
0.30% due 01/05/10	125,000	124,996

Total U.S. Government Agencies (amortized cost $6,832,815)		6,832,815

Total Short-Term Investment Securities — 98.8%
(amortized cost $8,978,763)		8,978,763

REPURCHASE AGREEMENT — 1.7%
Banc of America Securities Joint Repurchase Agreement(2) (cost $155,000)	155,000	155,000

TOTAL INVESTMENTS (amortized cost $9,133,763)(3)	100.5%	9,133,763
Liabilities in excess of other assets	(0.5)	(41,566)

NET ASSETS	100.0%	$9,092,197

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.

(2)	See Note 2 for details on Joint Repurchase Agreement.
(3)	See Note 6 for cost of investments on a tax basis.

Anchor Series Trust Money Market Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Short-Term Investment Securities:
Certificates of Deposit	$—	$1,924,947	$—	$1,924,947
Medium Term Notes	—	221,001	—	221,001
U.S. Government Agencies	—	6,832,815	—	6,832,815
Repurchase Agreement	—	155,000	—	155,000

Total	$—	$9,133,763	$—	$9,133,763

See Notes to Financial Statements

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	19.2%
U.S. Treasury Notes	16.4
Federal Home Loan Mtg. Corp.	13.5
Diversified Financial Services	8.7
Diversified Banking Institutions	6.3
Government National Mtg. Assoc.	6.0
Repurchase Agreement	5.4
Federal Home Loan Bank	2.9
Federal Farm Credit Bank	2.2
Municipal Bonds & Notes	2.1
U.S. Treasury Bonds	1.6
Regional Authority	0.9
Telephone-Integrated	0.9
Schools	0.9
Transport-Services	0.9
Finance-Investment Banker/Broker	0.8
Finance-Consumer Loans	0.7
Special Purpose Entities	0.6
Electric-Integrated	0.6
Insurance-Multi-line	0.6
Oil Companies-Integrated	0.6
Telecom Services	0.5
Computers	0.5
Banks-Fiduciary	0.5
Diversified Manufacturing Operations	0.4
Insurance-Life/Health	0.4
Medical-Drugs	0.4
Finance-Other Services	0.4
Electric-Distribution	0.3
Sovereign Agency	0.3
Banks-Super Regional	0.3
Airlines	0.2
Sovereign	0.2
Banks-Money Center	0.2
Banks-Commercial	0.2
Electric-Generation	0.1

96.7%

*	Calculated as a percentage of net assets
Credit Quality†#

Government — Agency	48.4%
Government — Treasury	19.6
AAA	13.4
AA	4.9
A	10.8
BBB	0.3
Not Rated@	2.6

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term investments

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 5.7%
Diversified Financial Services — 5.7%
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	$3,000,000	$2,948,181
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	3,092,212
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	5,000,000	5,089,907
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	4,876,355
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39(1)(2)	3,870,000	3,782,653
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,067,554	2,106,101
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	5,628,212	5,757,109
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,367,262
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A4 5.22% due 07/15/44(1)(2)	4,700,000	4,691,942
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	4,500,000	4,412,650
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	1,551,476	1,600,401
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	69,105	69,124
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,098,306
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	341,456	343,491
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	336,915	329,177
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,255,436
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	4,700,000	4,567,764
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,662,409
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(1)(2)	4,650,000	4,492,364

Total Asset Backed Securities (cost $64,762,043)		65,542,844

U.S. CORPORATE BONDS & NOTES — 18.5%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	2,622,314	2,624,484

Banks-Commercial — 0.0%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	433,982

Banks-Fiduciary — 0.5%
The Bank of New York Mellon Corp., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,327,035

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,190,340

Banks-Super Regional — 0.3%
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,105,783

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,364,055

Diversified Banking Institutions — 6.3%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	42,000,000	43,520,274
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,356,585
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,377,546
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	293,448
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,741,160
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,510,353
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	5,053,580
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,553,400

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	$2,720,000	$2,795,853

		73,202,199

Diversified Financial Services — 3.0%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	3,146,031
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,807,675
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,144,900
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	6,585,201
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,097,825

		34,781,632

Electric-Integrated — 0.6%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,843,230
Duke Energy Carolinas LLC 1st Mtg. Bonds 5.25% due 01/15/18	645,000	675,373
PECO Energy Co. 1st Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,586,909
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,115,423

		7,220,935

Finance-Consumer Loans — 0.7%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	5,000,000	5,317,620
John Deere Capital Corp. Senior Notes 4.88% due 10/15/10	2,625,000	2,716,080

		8,033,700

Finance-Investment Banker/Broker — 0.8%
Credit Suisse USA, Inc. Company Guar. Notes 4.88% due 01/15/15	2,435,000	2,549,728
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	6,300,000	6,629,307

		9,179,035

Finance-Other Services — 0.4%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,117,839

Insurance-Life/Health — 0.4%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	4,970,900

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,186,890

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,271,852

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,429,052

Schools — 0.9%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,132,577
Stanford University Debentures 6.88% due 02/01/24	5,000,000	5,651,600

		10,784,177

Special Purpose Entities — 0.4%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	589,230
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,585,700	4,378,032

		4,967,262

Telecom Services — 0.5%
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	421,489
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,535,620

		5,957,109

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,099,773
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,011,742
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	4,990,225
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,814,850

		10,916,590

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Transport-Services — 0.9%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	$3,479,972	$3,623,203
United Parcel Service, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,320,145

		9,943,348

Total U.S. Corporate Bonds & Notes (cost $205,976,715)		214,008,199

FOREIGN CORPORATE BONDS & NOTES — 1.8%
Banks-Commercial — 0.2%
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,641,828

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,097,122

Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	3,836,862

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,334,664

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	3,486,174

Oil Companies-Integrated — 0.3%
Shell International Finance BV Company Guar. Notes 3.25% due 09/22/15	3,000,000	3,002,544

Special Purpose Entity — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	2,777,881

Total Foreign Corporate Bonds & Notes (cost $20,006,629)		21,177,075

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,622,800

MUNICIPAL BONDS & NOTES — 2.1%
Atlanta Downtown Development Authority
6.88% due 02/01/21	6,000,000	6,568,620
Bay Area Toll Authority Revenue Bonds 6.26% due 04/01/49	2,400,000	2,292,504
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,247,004
North Texas Thruway Authority Revenue Bonds 6.72% due 01/01/49	3,450,000	3,583,619
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,367,120
San Antonio, Texas Electric & Gas 5.99% due 02/01/39	885,000	890,505
University of California Revenue Bonds 5.77% due 05/15/43	1,855,000	1,799,573
University of California Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	1,662,017
University of Missouri Revenue Bonds 5.96% due 11/01/39	2,170,000	2,216,286
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,373,900

Total Municipal Bonds & Notes (cost $25,891,449)		25,001,148

U.S. GOVERNMENT AGENCIES — 45.0%
Federal Farm Credit Bank — 2.2%
4.88% due 01/14/11*	24,800,000	25,941,474

Federal Home Loan Bank — 2.9%
3.50% due 12/10/10	6,375,000	6,546,608
4.88% due 11/18/11	11,375,000	12,149,615
5.13% due 08/14/13	13,000,000	14,310,413

		33,006,636

Federal Home Loan Mtg. Corp. — 13.5%
4.50% due 08/01/35	716,967	717,938
4.50% due 09/01/35	72,512	72,610
4.50% due 10/01/35	3,024,477	3,028,818
4.50% due 12/01/35	3,248,586	3,252,985
4.50% due 02/01/39	29,248,441	29,207,543
4.50% due 03/01/39	7,111,995	7,101,623
4.50% due January TBA	33,800,000	33,715,500
5.00% due 11/01/35	601,302	617,934
6.00% due January TBA	74,000,000	78,463,088
7.50% due 05/01/27	5,540	6,241

		156,184,280

Federal National Mtg. Assoc. — 19.2%
3.88% due 07/12/13	6,800,000	7,230,025
4.50% due 04/01/35	426,203	427,446
4.50% due 08/01/35	3,460,572	3,470,665
4.50% due 09/01/35	11,127,244	11,159,700
4.50% due 12/01/35	48,600	48,742
4.50% due 03/01/38	3,197,513	3,195,169
4.50% due 04/01/38	809,200	808,607
4.50% due 09/01/38	435,138	434,819
4.50% due 01/01/39	94,840	94,766
4.50% due 02/01/39	14,209,356	14,198,461
4.50% due 03/01/39	1,375,424	1,374,277

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

4.50% due January TBA	$33,800,000	$33,736,625
5.00% due 01/01/17	87,826	92,476
5.00% due 02/01/17	39,759	41,864
5.00% due 10/01/17	4,183,629	4,409,014
5.00% due 11/01/17	608,441	641,219
5.00% due 12/01/17	303,647	320,005
5.00% due 01/01/18	745,563	785,729
5.00% due 02/01/18	1,589,632	1,674,909
5.00% due 05/01/18	152,236	160,390
5.00% due 06/01/18	14,080,401	14,834,457
5.00% due 09/01/18	310,750	327,406
5.00% due 10/01/18	1,577,074	1,661,544
5.00% due 11/01/18	884,890	932,285
5.00% due 12/01/18	4,245,765	4,473,170
5.00% due 01/01/19	2,125,617	2,239,470
5.00% due 02/01/19	3,357,563	3,534,911
5.00% due 03/01/19	4,533,708	4,771,312
5.00% due 04/01/19	4,120,928	4,337,354
5.00% due 05/01/19	4,039,643	4,251,169
5.00% due 06/01/19	2,939,737	3,093,516
5.00% due 09/01/19	175,170	184,334
5.00% due 10/01/19	750,328	789,578
5.00% due 11/01/19	1,217,591	1,281,284
5.00% due 12/01/19	1,854,710	1,951,730
5.00% due 06/01/33	69,842	71,962
5.00% due 07/01/33	1,607,983	1,656,808
5.00% due 11/01/33	631,910	651,099
5.00% due 03/01/34	3,878,122	3,995,879
5.00% due 07/01/35	600,238	617,151
5.00% due 08/01/35	632,956	650,791
5.00% due 09/01/35	534,747	549,815
5.00% due 10/01/35	1,699,249	1,747,129
5.00% due 11/01/35	67,976	69,892
5.00% due 05/01/36	242,362	249,494
5.00% due 06/01/36	194,753	200,241
6.00% due January TBA	74,800,000	79,217,838

		222,646,527

Government National Mtg. Assoc. — 6.0%
5.00% due 07/15/33	7,067,912	7,323,874
5.00% due 10/15/33	548,560	568,426
5.00% due 11/15/33	447,953	464,175
5.00% due 12/15/33	105,996	109,834
5.00% due 01/15/34	905,986	937,946
5.00% due 02/15/34	441,697	457,280
5.00% due 03/15/34	16,075	16,642
5.00% due 05/15/34	25,701	26,607
5.00% due 09/15/35	460,677	476,208
5.00% due 11/15/35	66,623	68,869
5.00% due 12/15/35	170,939	176,702
5.00% due 02/15/36	94,910	97,873
5.00% due 03/15/36	97,265	100,302
5.00% due 05/15/36	49,666	51,216
5.00% due 09/15/36	37,583	38,757
5.00% due 10/15/37	58,083	59,851
5.00% due 04/15/38	23,584	24,298
5.00% due 05/15/38	57,776	59,526
5.00% due 06/15/38	55,408	57,085
5.00% due 07/15/38	2,094,134	2,157,538
5.00% due 08/15/38	2,577,158	2,655,187
5.00% due 09/15/38	2,641,410	2,721,385
5.50% due 10/15/32	30,828	32,539
5.50% due 11/15/32	43,640	46,062
5.50% due 02/15/33	740,062	780,914
5.50% due 03/15/33	462,099	487,607
5.50% due 05/15/33	290,635	306,678
5.50% due 06/15/33	356,269	375,935
5.50% due 07/15/33	61,132	64,506
5.50% due 08/15/33	72,282	76,272
5.50% due 09/15/33	37,970	40,066
5.50% due 11/15/33	727,772	767,946
5.50% due 01/15/34	734,000	773,830
5.50% due 02/15/34	409,854	432,095
5.50% due 03/15/34	4,520,227	4,765,514
5.50% due 04/15/34	133,705	140,961
5.50% due 05/15/34	210,560	221,986
5.50% due 06/15/34	106,159	111,919
5.50% due 07/15/34	148,165	156,205
5.50% due 08/15/34	88,107	92,888
5.50% due 09/15/34	1,258,594	1,326,890
5.50% due 10/15/34	1,388,631	1,463,984
5.50% due 04/15/36	144,747	152,104
5.50% due 01/15/37	16,719,457	17,545,739
5.50% due 04/15/37	6,348,028	6,660,730
6.00% due 03/15/28	39,606	42,311
6.00% due 06/15/28	19,757	21,106
6.00% due 08/15/28	93,504	99,888
6.00% due 09/15/28	84,662	90,443
6.00% due 10/15/28	16,338	17,454
6.00% due 11/15/28	17,045	18,209
6.00% due 12/15/28	238,107	254,195
6.00% due 03/15/29	2,467	2,636
6.00% due 04/15/29	10,141	10,834
6.00% due 07/15/31	5,160	5,513
6.00% due 01/15/32	50,152	53,576
6.00% due 02/15/32	1,822	1,947
6.00% due 07/15/32	19,236	20,549
6.00% due 09/15/32	26,252	28,045
6.00% due 10/15/32	851,694	909,844
6.00% due 11/15/32	31,734	33,900
6.00% due 01/15/33	7,941	8,473
6.00% due 02/15/33	115,596	123,344
6.00% due 03/15/33	134,717	143,747
6.00% due 04/15/33	132,619	141,508
6.00% due 05/15/33	179,476	191,506
6.00% due 12/15/33	112,421	119,890
6.00% due 08/15/34	18,756	19,966
6.00% due 09/15/34	348,657	371,155
6.00% due 10/15/34	237,781	253,124
6.50% due 04/15/11	304	324
6.50% due 01/15/12	1,619	1,735
6.50% due 02/15/12	2,716	2,911
6.50% due 10/15/12	4,952	5,307
6.50% due 11/15/12	11,334	12,148
6.50% due 01/15/13	5,212	5,603
6.50% due 05/15/13	13,375	14,378
6.50% due 01/15/14	46,403	49,882
6.50% due 02/15/14	2,876	3,092

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

6.50% due 03/15/14	$100,061	$107,564
6.50% due 04/15/14	79,951	85,945
6.50% due 05/15/14	112,699	121,149
6.50% due 06/15/14	3,644	3,918
6.50% due 07/15/14	2,583	2,778
6.50% due 08/15/14	65,782	70,714
6.50% due 10/15/14	161	173
6.50% due 05/15/23	9,421	10,035
6.50% due 06/15/23	12,502	13,317
6.50% due 07/15/23	61,001	64,977
6.50% due 08/15/23	10,760	11,461
6.50% due 10/15/23	51,393	54,743
6.50% due 11/15/23	81,397	86,704
6.50% due 12/15/23	187,245	199,449
6.50% due 03/15/26	48,604	52,240
6.50% due 02/15/27	7,128	7,711
6.50% due 12/15/27	4,167	4,490
6.50% due 01/15/28	63,222	68,298
6.50% due 02/15/28	71,781	77,542
6.50% due 03/15/28	119,972	129,653
6.50% due 04/15/28	114,056	123,212
6.50% due 05/15/28	199,875	215,920
6.50% due 06/15/28	251,764	271,975
6.50% due 07/15/28	242,411	261,876
6.50% due 08/15/28	220,826	238,553
6.50% due 09/15/28	233,326	252,058
6.50% due 10/15/28	675,514	729,748
6.50% due 11/15/28	168,730	182,346
6.50% due 12/15/28	202,242	218,512
6.50% due 01/15/29	4,272	4,615
6.50% due 02/15/29	50,441	54,509
6.50% due 03/15/29	42,534	45,949
6.50% due 04/15/29	42,026	45,400
6.50% due 05/15/29	170,923	184,645
6.50% due 06/15/29	61,147	66,057
6.50% due 03/15/31	14,860	16,048
6.50% due 04/15/31	35,397	38,232
6.50% due 05/15/31	234,570	253,347
6.50% due 06/15/31	254,159	274,485
6.50% due 07/15/31	455,813	492,265
6.50% due 08/15/31	105,852	114,318
6.50% due 09/15/31	220,430	238,055
6.50% due 10/15/31	234,488	253,306
6.50% due 11/15/31	70,493	76,130
6.50% due 01/15/32	452,360	487,263
6.50% due 02/15/32	142,664	153,672
6.50% due 03/15/32	2,083	2,244
6.50% due 04/15/32	162,682	175,235
6.50% due 05/15/32	342,704	369,145
7.00% due 09/15/10	712	728
7.00% due 01/15/11	2,963	3,103
7.00% due 03/15/11	9,150	9,583
7.00% due 04/15/11	1,099	1,150
7.00% due 05/15/11	7,116	7,452
7.00% due 07/15/11	11,238	11,767
7.00% due 08/15/11	1,175	1,230
7.00% due 09/15/11	15,844	16,590
7.00% due 11/15/11	5,920	6,200
7.00% due 12/15/11	19,189	20,093
7.00% due 01/15/12	16,948	18,035
7.00% due 12/15/12	9,330	9,928
7.00% due 11/15/31	371,890	410,893
7.00% due 03/15/32	35,932	39,874
7.00% due 01/15/33	93,296	103,117
7.00% due 05/15/33	255,115	281,556
7.00% due 07/15/33	189,162	208,617
7.00% due 10/15/34	37,913	42,073
8.00% due 10/15/29	498	572
8.00% due 11/15/29	9,922	11,406
8.00% due 12/15/29	18,582	21,360
8.00% due 01/15/30	29,223	33,611
8.00% due 03/15/30	294	339
8.00% due 04/15/30	83,424	95,948
8.00% due 06/15/30	1,936	2,227
8.00% due 08/15/30	20,988	24,139
8.00% due 09/15/30	32,142	36,967
8.00% due 11/15/30	10,382	11,941
8.00% due 12/15/30	6,031	6,937
8.00% due 02/15/31	77,855	89,572
8.00% due 03/15/31	33,616	38,675
10.00% due 03/20/14	3,373	3,657
10.00% due 06/20/14	1,512	1,639
10.00% due 07/20/14	4,089	4,434
10.00% due 04/20/16	12,271	13,336
10.00% due 05/20/16	5,374	5,840
10.00% due 08/20/16	1,987	2,159
10.00% due 01/20/17	5,004	5,524
10.00% due 02/20/17	4,446	4,908
10.00% due 03/20/17	8,810	9,595
12.00% due 01/20/16	126	126
12.75% due 07/15/14	23,235	26,650
13.50% due 09/20/14	1,367	1,610
REMIC Series 2005-74 Class HB 7.50% due 09/15/35(3)	1,124,809	1,257,659
Series 2005-74 Class HC 7.50% due 09/16/35(3)	407,679	453,418
Series 2005-74, Class HA 7.50% due 09/16/35(3)	290,303	324,776

		69,244,489

Regional Authority — 0.9%
U.S. Department of Housing and Urban Development Sec. Notes 5.05% due 08/01/13	10,000,000	10,984,670

Sovereign Agency — 0.3%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,808,879
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,433,864

		3,242,743

Total U.S. Government Agencies (cost $511,960,526)		521,250,819

Anchor Series Trust Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES — 18.0%
U.S. Treasury Bonds — 1.6%
4.25% due 05/15/39	$20,200,000	$18,950,125

U.S. Treasury Notes — 16.4%
1.00% due 07/31/11	40,000,000	40,060,920
1.00% due 09/30/11	25,000,000	24,993,175
1.38% due 05/15/12	20,000,000	20,000,000
1.88% due 02/28/14	22,000,000	21,637,352
2.75% due 02/15/19	62,000,000	57,078,750
3.13% due 09/30/13	24,500,000	25,462,777

		189,232,974

Total U.S. Government Treasuries (cost $212,498,780)		208,183,099

Total Long-Term Investment Securities (cost $1,043,814,517)		1,057,785,984

REPURCHASE AGREEMENT — 5.4%
Banc of America Securities Joint Repurchase Agreement(4) (cost $62,280,000)	62,280,000	62,280,000

TOTAL INVESTMENTS (cost $1,106,094,517)(5)	96.7%	1,120,065,984
Other assets less liabilities	3.3	37,954,008

NET ASSETS	100.0%	$1,158,019,992

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $45,828,307 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of December 31, 2009, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	See Note 2 for details on Joint Repurchase Agreement.
(5)	See Note 6 for cost of investments on a tax basis.
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$65,542,844	$—	$65,542,844
U.S. Corporate Bonds & Notes	—	214,008,199	—	214,008,199
Foreign Corporate Bonds & Notes	—	21,177,075	—	21,177,075
Foreign Government Agencies	—	2,622,800	—	2,622,800
Municipal Bonds & Notes	—	25,001,148	—	25,001,148
U.S. Government Agencies	—	521,250,819	—	521,250,819
U.S. Government Treasuries	208,183,099	—	—	208,183,099
Repurchase Agreement	—	62,280,000	—	62,280,000

Total	$208,183,099	$911,882,885	$—	$1,120,065,984

See Notes to Financial Statements

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	7.6%
Federal National Mtg. Assoc.	7.0
Real Estate Investment Trusts	5.8
Diversified Banking Institutions	3.6
Electric-Integrated	3.5
Repurchase Agreement	3.3
Medical-Drugs	2.8
Oil Companies-Integrated	2.3
Computers	2.3
Electronic Components-Semiconductors	2.2
Oil Companies-Exploration & Production	1.8
Banks-Super Regional	1.8
Pipelines	1.7
Commercial Services-Finance	1.6
Telephone-Integrated	1.5
Diversified Financial Services	1.4
Banks-Commercial	1.4
Diversified Manufacturing Operations	1.3
Government National Mtg. Assoc.	1.3
Insurance-Multi-line	1.3
Beverages-Non-alcoholic	1.2
Multimedia	1.1
Food-Misc.	1.0
Medical-Biomedical/Gene	1.0
Auto-Cars/Light Trucks	0.9
Cosmetics & Toiletries	0.9
Retail-Restaurants	0.8
Networking Products	0.8
E-Commerce/Services	0.8
Web Portals/ISP	0.8
Semiconductor Components-Integrated Circuits	0.8
Medical Instruments	0.8
Retail-Regional Department Stores	0.8
Retail-Discount	0.8
Medical-Generic Drugs	0.7
Telecom Services	0.7
Applications Software	0.7
Banks-Fiduciary	0.7
E-Commerce/Products	0.7
Aerospace/Defense	0.7
Diversified Minerals	0.7
Transport-Rail	0.7
Casino Services	0.6
U.S. Treasury Bonds	0.6
Insurance-Reinsurance	0.6
Insurance-Property/Casualty	0.6
Instruments-Scientific	0.6
Retail-Building Products	0.6
Toys	0.6
Medical Products	0.5
Gas-Distribution	0.5
Finance-Investment Banker/Broker	0.5
Metal-Copper	0.5
Chemicals-Diversified	0.5
Food-Retail	0.5
Retail-Consumer Electronics	0.5
Medical-Hospitals	0.4
Savings & Loans/Thrifts	0.4
Publishing-Books	0.4
Import/Export	0.4
Enterprise Software/Service	0.4
Non-Hazardous Waste Disposal	0.4
MRI/Medical Diagnostic Imaging	0.4%
Oil Refining & Marketing	0.4
Gold Mining	0.4
Finance-Credit Card	0.4
Cable/Satellite TV	0.4
Distribution/Wholesale	0.4
Investment Management/Advisor Services	0.4
Transport-Services	0.4
Consumer Products-Misc.	0.4
Sovereign	0.3
Retail-Apparel/Shoe	0.3
Machinery-Farming	0.3
Apparel Manufacturers	0.3
Machinery-Construction & Mining	0.3
Cellular Telecom	0.3
Steel-Producers	0.3
Electronic Connectors	0.3
Retail-Bedding	0.3
Engineering/R&D Services	0.3
Auto-Heavy Duty Trucks	0.3
Tobacco	0.3
Casino Hotels	0.3
Schools	0.3
Medical-Wholesale Drug Distribution	0.2
Medical-HMO	0.2
Insurance-Life/Health	0.2
Electric Products-Misc.	0.2
Vitamins & Nutrition Products	0.2
Agricultural Operations	0.2
Cruise Lines	0.2
Chemicals-Specialty	0.2
Real Estate Operations & Development	0.2
Auto/Truck Parts & Equipment-Original	0.2
Semiconductor Equipment	0.2
Computer Services	0.2
Metal-Diversified	0.2
Commercial Services	0.2
Special Purpose Entities	0.2
Brewery	0.2
Aerospace/Defense-Equipment	0.2
Pharmacy Services	0.2
Computers-Memory Devices	0.2
Quarrying	0.2
Food-Catering	0.2
Food-Wholesale/Distribution	0.2
Wireless Equipment	0.1
Retail-Jewelry	0.1
Electronic Components-Misc.	0.1
Airlines	0.1
Mining	0.1
Agricultural Chemicals	0.1
Coatings/Paint	0.1
Transport-Marine	0.1
Medical Labs & Testing Services	0.1
Machine Tools & Related Products	0.1
Physical Therapy/Rehabilitation Centers	0.1
Paper & Related Products	0.1
Office Automation & Equipment	0.1
Industrial Gases	0.1
Building Products-Cement	0.1
Forestry	0.1
Electronic Parts Distribution	0.1

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited) — (continued)

Web Hosting/Design	0.1%
Food-Canned	0.1
Audio/Video Products	0.1
Machinery-General Industrial	0.1
Electronic Forms	0.1
Metal Processors & Fabrication	0.1
Retail-Major Department Stores	0.1
Data Processing/Management	0.1
Oil & Gas Drilling	0.1
Containers-Paper/Plastic	0.1
Rental Auto/Equipment	0.1
Oil Field Machinery & Equipment	0.1
Food-Dairy Products	0.1
Athletic Footwear	0.1
Retail-Drug Store	0.1
Circuit Boards	0.1
Footwear & Related Apparel	0.1
Internet Application Software	0.1
Medical-Outpatient/Home Medical	0.1
Diagnostic Equipment	0.1
Electronic Measurement Instruments	0.1
Human Resources	0.1

99.8%

*	Calculated as a percentage of net assets

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 65.4%
Aerospace/Defense — 0.5%
BAE Systems PLC ADR	10,000	$231,800
Esterline Technologies Corp.†	3,000	122,310
Northrop Grumman Corp.	875	48,869
Raytheon Co.	7,300	376,096
Spirit Aerosystems Holdings, Inc., Class A†	7,600	150,936
Teledyne Technologies, Inc.†	1,125	43,155
The Boeing Co.	2,900	156,977

		1,130,143

Aerospace/Defense-Equipment — 0.2%
Triumph Group, Inc.	2,500	120,625
United Technologies Corp.	4,400	305,404

		426,029

Agricultural Chemicals — 0.1%
Potash Corp. of Saskatchewan, Inc.	440	47,740
Syngenta AG ADR	4,500	253,215

		300,955

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,600	269,266

Airlines — 0.1%
Alaska Air Group, Inc.†	1,600	55,296
AMR Corp.†	14,100	108,993
Cathay Pacific Airways, Ltd. ADR	4,100	38,335
Continental Airlines, Inc., Class B†	7,200	129,024

		331,648

Airport Development/Maintenance — 0.0%
MAP Group(1)	23,600	63,724

Apparel Manufacturers — 0.3%
Carter’s, Inc.†	4,000	105,000
Columbia Sportswear Co.	1,635	63,830
Polo Ralph Lauren Corp.	1,100	89,078
True Religion Apparel, Inc.†	4,000	73,960
VF Corp.	6,800	498,032

		829,900

Applications Software — 0.7%
Actuate Corp.†	5,771	24,700
Microsoft Corp.	48,850	1,489,436
Progress Software Corp.†	2,000	58,420
Quest Software, Inc.†	7,425	136,620

		1,709,176

Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,450	161,871

Audio/Video Products — 0.1%
Sony Corp. ADR	7,000	203,000

Auto-Cars/Light Trucks — 0.9%
Daimler AG	7,454	397,298
Ford Motor Co.†	95,000	950,000
Honda Motor Co., Ltd ADR	12,000	406,800
Nissan Motor Co., Ltd. ADR	12,000	211,560
Toyota Motor Co. ADR	4,615	388,399

		2,354,057

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	16,800	161,438
PACCAR, Inc.	14,326	519,604

		681,042

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	9,600	261,504
Magna International, Inc., Class A	4,800	242,784

		504,288

Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	4,200	100,170

Banks-Commercial — 1.2%
Australia & New Zealand Banking Group, Ltd. ADR	7,000	143,500
Banco Santander SA ADR	40,000	657,600
BancorpSouth, Inc.	3,600	84,456
Bank of Nova Scotia	17,400	813,276
City National Corp.	1,038	47,333
Cullen/Frost Bankers, Inc.	2,185	109,250
East West Bancorp, Inc.	1,441	22,768
F.N.B. Corp.	5,900	40,061
FirstMerit Corp.	4,322	87,045
National Bank of Greece SA ADR	33,000	171,930
Royal Bank of Canada	9,000	481,950
Signature Bank†	3,000	95,700
TCF Financial Corp.	5,930	80,766
Trustco Bank Corp. NY	9,500	59,850
Westamerica Bancorporation	300	16,611

		2,912,096

Banks-Fiduciary — 0.7%
Northern Trust Corp.	11,100	581,640
State Street Corp.	4,735	206,162
The Bank of New York Mellon Corp.	32,658	913,444

		1,701,246

Banks-Super Regional — 1.2%
Capital One Financial Corp.	26,000	996,840
Fifth Third Bancorp	15,000	146,250
US Bancorp	11,525	259,428
Wells Fargo & Co.	56,083	1,513,680

		2,916,198

Beverages-Non-alcoholic — 1.2%
Coca-Cola Enterprises, Inc.	7,000	148,400
Dr Pepper Snapple Group, Inc.	16,500	466,950
Hansen Natural Corp.†	16,000	614,400
PepsiAmericas, Inc.	1,250	36,575
PepsiCo, Inc.	16,000	972,800
The Coca-Cola Co.	11,500	655,500

		2,894,625

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	450	24,106
Diageo PLC ADR	1,000	69,410

		93,516

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Brewery — 0.2%
Kirin Holdings Co., Ltd. ADR	5,500	$88,495
Molson Coors Brewing Co., Class B	3,900	176,124
SABMiller PLC ADR	6,200	183,210

		447,829

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	2,350	63,192

Building Products-Cement — 0.1%
Cemex SAB de CV ADR†	1,250	14,775
CRH PLC ADR	8,000	218,640

		233,415

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,700	57,222

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	1,400	17,080

Building-Residential/Commercial — 0.0%
KB Home	1,500	20,520

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	15,000	252,900
Time Warner Cable, Inc.	3,513	145,403

		398,303

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	25,000	373,500

Casino Services — 0.2%
International Game Technology	29,000	544,330

Cellular Telecom — 0.3%
China Mobile, Ltd. ADR	450	20,894
NTT DoCoMo, Inc. ADR	10,000	139,800
Vodafone Group PLC ADR	27,825	642,479

		803,173

Chemicals-Diversified — 0.5%
Akzo Nobel NV ADR	2,600	172,380
BASF AG ADR	4,000	248,400
E.I. du Pont de Nemours & Co.	6,800	228,956
FMC Corp.	325	18,122
Huntsman Corp.	10,400	117,416
Sociedad Quimica y Minera de Chile SA ADR	1,300	48,841
The Dow Chemical Co.	13,000	359,190

		1,193,305

Chemicals-Specialty — 0.2%
Ashland, Inc.	5,000	198,100
Cabot Corp.	4,000	104,920
Lubrizol Corp.	2,900	211,555

		514,575

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	4,000	113,480
Park Electrochemical Corp.	1,600	44,224

		157,704

Coal — 0.0%
Alliance Resource Partners L.P.	900	39,033

Coatings/Paint — 0.1%
RPM International, Inc.	4,700	95,551
Valspar Corp.	7,200	195,408

		290,959

Commercial Services — 0.1%
Weight Watchers International, Inc.	7,600	221,616

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	6,800	291,176
Coinstar, Inc.†	3,500	97,230
Global Cash Access Holdings, Inc.†	10,000	74,900
Lender Processing Services, Inc.	6,031	245,220
Mastercard, Inc., Class A	6,000	1,535,880
TNS, Inc.†	3,500	89,915
Visa, Inc., Class A	19,200	1,679,232

		4,013,553

Computer Aided Design — 0.0%
Autodesk, Inc.†	1,050	26,681

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	7,000	317,100
Computer Sciences Corp.†	3,000	172,590

		489,690

Computer Software — 0.0%
Double-Take Software, Inc.†	5,000	49,950

Computers — 2.2%
Apple, Inc.†	14,700	3,099,642
Hewlett-Packard Co.	32,100	1,653,471
International Business Machines Corp.	4,550	595,595

		5,348,708

Computers-Integrated Systems — 0.0%
Diebold, Inc.	1,900	54,055
Echelon Corp.†	988	11,421
Super Micro Computer, Inc.†	3,500	38,920

		104,396

Computers-Memory Devices — 0.2%
NetApp, Inc.†	4,400	151,316
Western Digital Corp.†	5,000	220,750

		372,066

Consulting Services — 0.0%
ICF International, Inc.†	2,000	53,600
Watson Wyatt Worldwide, Inc., Class A	1,200	57,024

		110,624

Consumer Products-Misc. — 0.4%
Clorox Co.	6,125	373,625
Jarden Corp.	5,500	170,005
Kimberly-Clark Corp.	3,485	222,029
Tupperware Brands Corp.	2,500	116,425
WD-40 Co.	375	12,135

		894,219

Containers-Metal/Glass — 0.0%
BWAY Holding Co.†	2,800	53,816

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	3,300	$75,933
Rock-Tenn Co., Class A	1,900	95,779

		171,712

Cosmetics & Toiletries — 0.9%
Alberto-Culver Co.	900	26,361
Chattem, Inc.†	900	83,970
The Estee Lauder Cos., Inc., Class A	18,400	889,824
The Procter & Gamble Co.	19,500	1,182,285

		2,182,440

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	7,393	173,292

Diagnostic Equipment — 0.1%
Immucor, Inc.†	6,200	125,488

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	3,600	77,580

Dialysis Centers — 0.0%
DaVita, Inc.†	1,250	73,425

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	100	7,790

Distribution/Wholesale — 0.4%
Brightpoint, Inc.†	7,000	51,450
Genuine Parts Co.	22,461	852,620

		904,070

Diversified Banking Institutions — 2.7%
Bank of America Corp.	87,400	1,316,244
Barclays PLC ADR†	13,950	245,520
BNP Paribas ADR	8,500	341,360
HSBC Holdings PLC ADR	11,000	627,990
JPMorgan Chase & Co.	28,432	1,184,761
Mitsubishi UFJ Financial Group, Inc. ADR	20,000	98,400
Morgan Stanley	30,000	888,000
Societe Generale ADR	13,000	182,650
The Goldman Sachs Group, Inc.	9,800	1,654,632
UBS AG†	8,000	124,080

		6,663,637

Diversified Manufacturing Operations — 1.3%
3M Co.	6,900	570,423
AZZ, Inc.†	1,600	52,320
Barnes Group, Inc.	2,100	35,490
Crane Co.	700	21,434
General Electric Co.	40,786	617,092
Honeywell International, Inc.	6,400	250,880
Koppers Holdings, Inc.	1,400	42,616
Parker Hannifin Corp.	10,600	571,128
Siemens AG ADR	10,500	962,850
Teleflex, Inc.	3,758	202,519

		3,326,752

Diversified Minerals — 0.7%
Anglo American PLC ADR	16,835	364,983
BHP Billiton, Ltd. ADR	13,500	1,033,830
Vale SA ADR	8,100	235,143

		1,633,956

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	12,555	1,688,899

E-Commerce/Services — 0.8%
eBay, Inc.†	39,000	918,060
NetFlix, Inc.†	600	33,084
priceline.com, Inc.†	5,000	1,092,500

		2,043,644

Electric Products-Misc. — 0.2%
Emerson Electric Co.	13,100	558,060

Electric-Generation — 0.0%
The AES Corp.†	8,500	113,135

Electric-Integrated — 1.9%
Alliant Energy Corp.	2,900	87,754
Constellation Energy Group, Inc.	4,400	154,748
DTE Energy Co.	1,400	61,026
E.ON AG ADR	8,500	354,875
Edison International	1,475	51,301
FPL Group, Inc.	16,400	866,248
Great Plains Energy, Inc.	3,800	73,682
Integrys Energy Group, Inc.	800	33,592
International Power PLC ADR	4,000	201,600
MDU Resources Group, Inc.	5,000	118,000
Northeast Utilities	10,500	270,795
Pepco Holdings, Inc.	3,400	57,290
PG&E Corp.	2,350	104,927
Progress Energy, Inc.	20,200	828,402
RWE AG ADR	2,500	242,250
SCANA Corp.	2,000	75,360
Scottish & Southern Energy PLC ADR	5,000	93,650
Wisconsin Energy Corp.	7,400	368,742
Xcel Energy, Inc.	30,200	640,844

		4,685,086

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL (foreign shares)(2)	103,000	57,463
Garmin, Ltd.	4,300	132,010
Gentex Corp.	5,800	103,530
Technitrol, Inc.	9,100	39,858

		332,861

Electronic Components-Semiconductors — 2.2%
Broadcom Corp., Class A†	45,000	1,415,250
Intel Corp.	86,000	1,754,400
LSI Corp.†	4,791	28,794
Microchip Technology, Inc.	24,364	708,018
NVIDIA Corp.†	50,000	934,000
ON Semiconductor Corp.†	10,000	88,100
PMC — Sierra, Inc.†	8,500	73,610
QLogic Corp.†	2,275	42,929
Skyworks Solutions, Inc.†	8,500	120,615
Supertex, Inc.†	1,011	30,128

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)

Texas Instruments, Inc.	8,000	$208,480

		5,404,324

Electronic Connectors — 0.3%
Amphenol Corp., Class A	16,000	738,880

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	1,520	13,422

Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,350	196,773

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.†	450	14,724
Itron, Inc.†	950	64,191
Trimble Navigation, Ltd.†	1,420	35,784

		114,699

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	7,200	213,192

Engineering/R&D Services — 0.3%
ABB, Ltd. ADR†	10,000	191,000
EMCOR Group, Inc.†	3,500	94,150
Jacobs Engineering Group, Inc.†	9,650	362,936
KBR, Inc.	3,600	68,400

		716,486

Enterprise Software/Service — 0.4%
BMC Software, Inc.†	4,703	188,590
Informatica Corp.†	1,300	33,618
ManTech International Corp., Class A†	2,100	101,388
Omnicell, Inc.†	1,710	19,990
Oracle Corp.	14,675	360,124
SAP AG ADR	6,300	294,903
Sybase, Inc.†	959	41,621

		1,040,234

Finance-Credit Card — 0.4%
American Express Co.	23,000	931,960

Finance-Investment Banker/Broker — 0.3%
Credit Suisse Group AG ADR	4,800	235,968
Investment Technology Group, Inc.†	3,600	70,920
KBW, Inc.†	2,000	54,720
Nomura Holdings, Inc. ADR	11,000	81,400
The Charles Schwab Corp.	13,025	245,130

		688,138

Food-Canned — 0.1%
Del Monte Foods Co.	18,000	204,120

Food-Catering — 0.2%
Compass Group PLC ADR	50,000	365,000

Food-Dairy Products — 0.1%
Dean Foods Co.†	9,143	164,940

Food-Misc. — 0.9%
American Italian Pasta Co., Class A†	2,500	86,975
B & G Foods, Inc.	7,300	67,014
Campbell Soup Co.	675	22,815
General Mills, Inc.	6,884	487,456
Kraft Foods, Inc., Class A	26,790	728,152
Nestle SA ADR†	8,500	410,975
Ralcorp Holdings, Inc.†	450	26,870
Unilever PLC ADR	7,500	239,250
Zhongpin, Inc.†	10,000	156,100

		2,225,607

Food-Retail — 0.5%
Dairy Farm International Holdings, Ltd. ADR	2,437	72,744
Koninklijke Ahold NV ADR	10,000	132,500
Safeway, Inc.	2,900	61,741
The Kroger Co.	14,350	294,606
Whole Foods Market, Inc.†	21,000	576,450

		1,138,041

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	13,000	363,220

Footwear & Related Apparel — 0.1%
Steven Madden, Ltd.†	3,200	131,968

Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,450	54,752
Weyerhaeuser Co.	3,825	165,010

		219,762

Gas-Distribution — 0.5%
Just Energy Income Fund(3)	6,839	94,295
Northwest Natural Gas Co.	150	6,756
Sempra Energy	17,650	988,047
UGI Corp.	5,000	120,950
Vectren Corp.	2,600	64,168

		1,274,216

Gold Mining — 0.4%
Newmont Mining Corp.	20,000	946,200

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,600	54,036

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	4,200	100,758

Hotel/Motels — 0.0%
Red Lion Hotels Corp.†	10,613	52,428

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	1,448	13,119
Resources Connection, Inc.†	1,789	37,963
Robert Half International, Inc.	1,225	32,744
TrueBlue, Inc.†	2,000	29,620

		113,446

Import/Export — 0.4%
Mitsubishi Corp. ADR	21,000	1,044,960

Independent Power Producers — 0.0%
NRG Energy, Inc.†	2,000	47,220

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	200	2,572

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,100	251,286

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Instruments-Scientific — 0.6%
Dionex Corp.†	2,000	$147,740
FEI Co.†	2,858	66,763
Thermo Fisher Scientific, Inc.†	24,800	1,182,712
Waters Corp.†	400	24,784

		1,421,999

Insurance-Life/Health — 0.2%
StanCorp Financial Group, Inc.	3,311	132,506
Unum Group	21,900	427,488

		559,994

Insurance-Multi-line — 1.2%
ACE, Ltd.†	21,700	1,093,680
Allianz SE ADR	15,000	186,750
AXA SA ADR	19,000	449,920
MetLife, Inc.	12,775	451,596
The Allstate Corp.	16,576	497,943
United Fire & Casualty Co.	1,700	30,991
Zurich Financial Services AG ADR	18,000	391,320

		3,102,200

Insurance-Property/Casualty — 0.6%
Fidelity National Financial, Inc., Class A	38,692	520,795
HCC Insurance Holdings, Inc.	10,428	291,671
Mercury General Corp.	754	29,602
The Travelers Cos., Inc.	4,000	199,440
Tokio Marine Holdings, Inc. ADR	10,000	272,100
Zenith National Insurance Corp.	3,700	110,112

		1,423,720

Insurance-Reinsurance — 0.1%
Max Capital Group, Ltd.	5,648	125,950

Internet Application Software — 0.1%
Art Technology Group, Inc.†	7,391	33,333
S1 Corp.†	15,000	97,800

		131,133

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	4,000	81,400

Investment Companies — 0.0%
Apollo Investment Corp.	5,200	49,556

Investment Management/Advisor Services — 0.4%
AllianceBernstein Holding LP	20,652	580,321
Franklin Resources, Inc.	3,030	319,211

		899,532

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	700	7,574

Leisure Products — 0.0%
WMS Industries, Inc.†	2,000	80,000

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	5,185	277,190

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	14,200	809,258

Machinery-Farming — 0.3%
Deere & Co.	11,200	605,808
Kubota Corp. ADR	5,000	230,600

		836,408

Machinery-General Industrial — 0.1%
IDEX Corp.	2,950	91,892
Middleby Corp.†	2,200	107,844

		199,736

Machinery-Material Handling — 0.0%
Cascade Corp.	1,157	31,806

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	1,500	69,075
Quality Systems, Inc.	201	12,621

		81,696

Medical Instruments — 0.8%
Beckman Coulter, Inc.	2,174	142,267
Edwards Lifesciences Corp.†	2,300	199,755
Intuitive Surgical, Inc.†	3,800	1,152,616
Kensey Nash Corp.†	4,000	102,000
Medtronic, Inc.	9,200	404,616
Techne Corp.	575	39,422

		2,040,676

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund(3)	5,600	74,106
Covance, Inc.†	3,900	212,823

		286,929

Medical Products — 0.4%
American Medical Systems Holdings, Inc.†	7,000	135,030
Becton, Dickinson and Co.	1,982	156,301
Johnson & Johnson	8,693	559,916
Orthofix International N.V.†	2,700	83,619
Varian Medical Systems, Inc.†	1,950	91,357

		1,026,223

Medical-Biomedical/Gene — 1.0%
Affymax, Inc.†	4,000	98,960
Amgen, Inc.†	17,500	989,975
Arqule, Inc.†	22,000	81,180
Dendreon Corp.†	1,150	30,222
Gilead Sciences, Inc.†	2,600	112,528
Life Technologies Corp.†	10,265	536,141
Ligand Pharmaceuticals, Inc. Class B†	40,000	86,800
Martek Biosciences Corp.†	900	17,046
Myriad Genetics, Inc.†	19,000	495,900

		2,448,752

Medical-Drugs — 2.5%
Abbott Laboratories	25,600	1,382,144
Allergan, Inc.	2,946	185,627
AstraZeneca PLC ADR	7,800	366,132
Biovail Corp.	6,400	89,344
Bristol-Myers Squibb Co.	32,884	830,321
Endo Pharmaceuticals Holdings, Inc.†	5,000	102,550
Forest Laboratories, Inc.†	1,079	34,647
GlaxoSmithKline PLC ADR	6,500	274,625
Merck & Co., Inc.	24,591	898,555
Novartis AG ADR	16,100	876,323
Novo Nordisk A/S ADR	4,000	255,400
Pfizer, Inc.	11,327	206,038
PharMerica Corp.†	1	16
Roche Holding AG ADR	14,800	624,560

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Medical-Drugs (continued)

Shire PLC ADR	3,500	$205,450

		6,331,732

Medical-Generic Drugs — 0.7%
Mylan, Inc.†	55,800	1,028,394
Perrigo Co.	3,000	119,520
Teva Pharmaceutical Industries, Ltd. ADR	11,775	661,519
Watson Pharmaceuticals, Inc.†	608	24,083

		1,833,516

Medical-HMO — 0.1%
Coventry Health Care, Inc.†	6,000	145,740
Health Net, Inc.†	600	13,974
UnitedHealth Group, Inc.	5,000	152,400

		312,114

Medical-Hospitals — 0.1%
Tenet Healthcare Corp.†	15,000	80,850
Universal Health Services, Inc., Class B	7,200	219,600

		300,450

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	1,200	11,004

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	2,700	131,112

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	8,800	229,416
McKesson Corp.	5,850	365,625

		595,041

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	837	92,363
Sims Group, Ltd. ADR	2,300	44,850
Sims Metal Management, Ltd.(1)	2,300	45,022

		182,235

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.†	15,000	1,204,350

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	2,200	473,858

Mining — 0.1%
Dominion Mining, Ltd.(1)	32,000	101,941
Lihir Gold, Ltd. ADR†	7,000	204,330

		306,271

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	800	20,160

Multimedia — 0.4%
The McGraw-Hill Cos., Inc.	5,000	167,550
The Walt Disney Co.	13,549	436,955
Viacom, Inc., Class B†	3,500	104,055
WPP PLC ADR	4,500	218,925

		927,485

Networking Products — 0.8%
Cisco Systems, Inc.†	84,400	2,020,536
Polycom, Inc.†	1,158	28,915

		2,049,451

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,645	216,430
Waste Connections, Inc.†	2,311	77,049
Waste Management, Inc.	5,700	192,717

		486,196

Office Automation & Equipment — 0.1%
Canon, Inc. ADR	6,000	253,920

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	7,908	173,106

Oil Companies-Exploration & Production — 1.6%
Apache Corp.	1,835	189,317
Arena Resources, Inc.†	1,600	68,992
Berry Petroleum Co., Class A	6,482	188,950
Chesapeake Energy Corp.	36,000	931,680
Cimarex Energy Co.	2,500	132,425
CNOOC, Ltd. ADR	290	45,080
Comstock Resources, Inc.†	500	20,285
Daylight Resources Trust(3)	9,800	95,158
Devon Energy Corp.	1,500	110,250
Enerplus Reserve Fund(3)	15,600	358,176
Occidental Petroleum Corp.	7,199	585,639
Penn West Energy Trust(3)	25,500	448,800
Plains Exploration & Production Co.†	3,500	96,810
Talisman Energy, Inc.	19,300	359,752
Vermilion Energy Trust(3)	2,600	80,597
XTO Energy, Inc.	1,775	82,591
Zargon Energy Trust(3)	4,300	79,146

		3,873,648

Oil Companies-Integrated — 1.9%
BG Group PLC ADR	4,300	389,150
BP PLC ADR	7,100	411,587
Chevron Corp.	17,350	1,335,776
ENI SpA ADR	3,000	151,830
Exxon Mobil Corp.	7,500	511,425
Hess Corp.	3,600	217,800
Marathon Oil Corp.	11,800	368,396
Royal Dutch Shell PLC ADR	7,000	420,770
Total SA ADR	13,975	894,959

		4,701,693

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	3,400	149,906
Natural Gas Services Group, Inc.†	859	16,192

		166,098

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	11,880	143,035
Valero Energy Corp.	9,600	160,800

		303,835

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Paper & Related Products — 0.1%
International Paper Co.	6,500	$174,070
Kimberly-Clark de Mexico SAB de CV ADR	4,000	89,800

		263,870

Pharmacy Services — 0.1%
BioScrip, Inc.†	9,000	75,240
Omnicare, Inc.	4,000	96,720

		171,960

Pipelines — 0.5%
El Paso Corp.	10,000	98,300
Enterprise Productions Partners LP	11,344	356,315
Kinder Morgan Energy Partners LP	4,938	301,119
ONEOK, Inc.	1,300	57,941
Spectra Energy Corp.	21,200	434,812
The Williams Cos., Inc.	3,500	73,780

		1,322,267

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	2,000	94,600
SunPower Corp., Class B†	266	5,573

		100,173

Publishing-Periodicals — 0.0%
Yellow Pages Income Fund(3)	14,400	74,076

Quarrying — 0.1%
Vulcan Materials Co.	4,000	210,680

Real Estate Investment Trusts — 4.8%
Acadia Realty Trust	4,673	78,834
Alexandria Real Estate Equities, Inc.	7,699	494,969
AMB Property Corp.	14,900	380,695
American Campus Communities, Inc.	2,000	56,200
American Capital Agency Corp.	2,100	55,734
Annaly Capital Management, Inc.	38,600	669,710
AvalonBay Communities, Inc.	3,673	301,590
Boston Properties, Inc.	6,000	402,420
Brandywine Realty Trust	10,000	114,000
CapLease, Inc.	9,700	42,486
CBL & Associates Properties, Inc.	9,000	87,030
Colonial Properties Trust	7,000	82,110
Digital Realty Trust, Inc.	5,400	271,512
Douglas Emmett, Inc.	4,300	61,275
Duke Realty Corp.	5,500	66,935
EastGroup Properties, Inc.	1,400	53,592
Entertainment Properties Trust	2,500	88,175
Equity Lifestyle Properties, Inc.	2,500	126,175
Equity Residential	5,500	185,790
Essex Property Trust, Inc.	2,265	189,467
Federal Realty Investment Trust	3,000	203,160
Hatteras Financial Corp.	1,900	53,124
HCP, Inc.	34,915	1,066,304
Health Care REIT, Inc.	16,000	709,120
Home Properties, Inc.	5,500	262,405
Hospitality Properties Trust	6,500	154,115
Host Hotels & Resorts, Inc.	24,813	289,568
Kimco Realty Corp.	28,881	390,760
LaSalle Hotel Properties	5,000	106,150
Liberty Property Trust	1,800	57,618
Mack-Cali Realty Corp.	4,000	138,280
Medical Properties Trust, Inc.	9,600	96,000
National Retail Properties, Inc.	3,700	78,514
Nationwide Health Properties, Inc.	36,775	1,293,744
Omega Healthcare Investors, Inc.	6,900	134,205
ProLogis	12,000	164,280
PS Business Parks, Inc.	1,200	60,060
Public Storage	5,000	407,250
Saul Centers, Inc.	1,000	32,760
Simon Property Group, Inc.	11,058	882,428
SL Green Realty Corp.	3,300	165,792
Tanger Factory Outlet Centers, Inc.	9,000	350,910
Taubman Centers, Inc.	5,000	179,550
The Macerich Co.	3,317	119,246
Ventas, Inc.	11,500	503,010
Vornado Realty Trust	4,024	281,439
Weingarten Realty Investors	2,600	51,454

		12,039,945

Real Estate Operations & Development — 0.1%
Brookfield Asset Management, Inc., Class A	16,000	354,880

Rental Auto/Equipment — 0.1%
Aaron’s Inc.	3,935	109,118
McGrath RentCorp.	2,600	58,136

		167,254

Research & Development — 0.0%
Parexel International Corp.†	7,000	98,700

Respiratory Products — 0.0%
ResMed, Inc.†	725	37,896

Retail-Apparel/Shoe — 0.3%
Nordstrom, Inc.	5,069	190,493
Ross Stores, Inc.	550	23,491
The Finish Line, Inc., Class A	7,000	87,850
The Gap, Inc.	26,000	544,700

		846,534

Retail-Automobile — 0.0%
Copart, Inc.†	1,950	71,429

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	19,000	733,970

Retail-Building Products — 0.6%
Home Depot, Inc.	41,450	1,199,148
Kingfisher PLC ADR	28,000	204,400

		1,403,548

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	25,500	1,006,230
RadioShack Corp.	5,500	107,250

		1,113,480

Retail-Discount — 0.8%
Costco Wholesale Corp.	9,775	578,387
Family Dollar Stores, Inc.	3,500	97,405
Wal-Mart Stores, Inc.	24,400	1,304,180

		1,979,972

Retail-Drug Store — 0.1%
CVS Caremark Corp.	4,975	160,245

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Gardening Products — 0.0%
Tractor Supply Co.†	1,200	$63,552

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	5,000	133,600
Tiffany & Co.	5,200	223,600

		357,200

Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC ADR	8,000	104,000
TJX Cos., Inc.	2,000	73,100

		177,100

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	103,576

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	22,000	1,186,460
Macy’s, Inc.	7,000	117,320

		1,303,780

Retail-Restaurants — 0.8%
Chipotle Mexican Grill, Inc., Class A†	1,300	114,608
Jack in the Box, Inc.†	1,896	37,295
McDonald’s Corp.	15,550	970,942
Starbucks Corp.†	41,350	953,531
Yum! Brands, Inc.	125	4,371

		2,080,747

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	4,000	68,720

Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	40,900	561,557
Washington Federal, Inc.	26,446	511,466

		1,073,023

Schools — 0.3%
American Public Education, Inc.†	1,300	44,668
Apollo Group, Inc., Class A†	9,000	545,220
Grand Canyon Education, Inc.†	3,000	57,030

		646,918

Semiconductor Components-Integrated Circuits — 0.8%
Cypress Semiconductor Corp.†	10,724	113,245
Integrated Device Technology, Inc.†	16,000	103,520
Marvell Technology Group, Ltd.†	53,000	1,099,750
Maxim Integrated Products, Inc.	11,100	225,330
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,656	499,425

		2,041,270

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,200	253,708
ASML Holding NV	7,000	238,630
Novellus Systems, Inc.†	300	7,002

		499,340

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	749	20,118

Steel-Producers — 0.2%
ArcelorMittal	5,000	228,750
Reliance Steel & Aluminum Co.	1,625	70,233
Schnitzer Steel Industries, Inc., Class A	2,472	117,914

		416,897

Telecom Equipment-Fiber Optics — 0.0%
Oplink Communications, Inc.†	3,500	57,365

Telecom Services — 0.3%
BCE, Inc.	15,600	430,716
Consolidated Communications Holdings, Inc.	6,300	110,250
Iowa Telecommunications Services, Inc.	3,600	60,336
Neutral Tandem, Inc.†	4,200	95,550

		696,852

Telecommunication Equipment — 0.0%
Anaren, Inc.†	3,000	45,150

Telephone-Integrated — 1.4%
AT&T, Inc.	45,475	1,274,664
CenturyTel, Inc.	8,446	305,830
Portugal Telecom SGPS SA ADR	11,000	133,540
Qwest Communications International, Inc.	42,000	176,820
Telefonica SA ADR	6,000	501,120
Verizon Communications, Inc.	32,075	1,062,645

		3,454,619

Textile-Apparel — 0.0%
Cherokee, Inc.	3,016	53,745

Tobacco — 0.3%
British American Tobacco PLC ADR	5,000	323,300
Imperial Tobacco Group PLC ADR	5,600	354,928

		678,228

Tools-Hand Held — 0.0%
Snap-On, Inc.	1,800	76,068

Toys — 0.6%
Hasbro, Inc.	5,300	169,918
Mattel, Inc.	60,870	1,216,183

		1,386,101

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	1,659	17,220

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	2,000	68,460
Tidewater, Inc.	3,400	163,030
Torm A/S ADR	5,800	57,130

		288,620

Transport-Rail — 0.7%
Norfolk Southern Corp.	10,000	524,200
Union Pacific Corp.	17,350	1,108,665

		1,632,865

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	4,950	171,913
FedEx Corp.	5,500	458,975

		630,888

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transport-Truck — 0.0%
Con-way, Inc.	1,212	$42,311

Travel Services — 0.0%
Ambassadors Group, Inc.	2,202	29,265

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	1,455	34,382

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,988	74,461

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co., Class A	12,588	550,096

Water — 0.0%
California Water Service Group	1,550	57,071

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,735	11,937

Web Hosting/Design — 0.1%
Equinix, Inc.†	2,000	212,300

Web Portals/ISP — 0.8%
Google, Inc., Class A†	3,293	2,041,594

Wireless Equipment — 0.1%
Nokia OYJ ADR	9,300	119,505
QUALCOMM, Inc.	1,050	48,573
Telefonaktiebolaget LM Ericsson ADR	21,000	192,990

		361,068

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,437	17,244

X-Ray Equipment — 0.0%
Hologic, Inc.†	5,500	79,750

Total Common Stock (cost $147,547,770)		163,033,451

PREFERRED STOCK — 0.8%
Banks-Super Regional — 0.1%
National City Capital Trust II 6.63%(6)	3,900	87,165
National City Capital Trust III 6.63%(6)	2,889	62,836
National City Capital Trust IV 8.00%(6)	2,500	62,450

		212,451

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	25,000	1,313,000

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	69,440
Ashford Hospitality Trust, Inc. Series A 8.55%	3,500	61,635
CapLease, Inc. Series A 8.13%	900	19,764
HRPT Properties Trust Series D 6.50%	2,500	44,750
Huntington Preferred Capital, Inc. 7.88%	1,700	33,575
Public Storage Series M 6.63%	5,800	135,082
Public Storage Series K 7.25%	1,600	40,160

		404,406

Total Preferred Stock (cost $1,826,558)		1,929,857

ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(5)	$541,453	539,484
Countrywide Home Loan Mtg. Pass Through Trust Series 2003-50, Class A1 5.00% due 11/25/18(5)	452,429	454,691
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-4, Class A5 5.25% due 05/25/34(5)	923,455	875,056
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(5)	78,324	78,166
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(5)	520,764	503,433
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(5)	256,830	248,338
Merrill Lynch First Franklin Mtg. Loan Trust Series 2007-5, Class 2A1 0.93% due 10/25/37(6)	83,197	80,097
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(5)	1,000,000	760,210

Total Asset Backed Securities (cost $3,720,738)		3,539,475

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Bonds 4.00% due 08/15/13	500,000	316,875

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	250,000	203,438

Total Convertible Bonds & Notes (cost $550,055)		520,313

U.S. CORPORATE BONDS & NOTES — 10.8%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	529,181

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	$250,000	$265,086

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certs. Series 96-1 8.97% due 01/02/15†(7)(8)	26,006	3

Banks-Commercial — 0.2%
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	500,000	515,923

Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	259,670
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	764,860
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/29/18(9)(10)	250,000	250,625

		1,275,155

Cable TV — 0.0%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 09/15/07†(7)(8)	500,000	0

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	509,498

Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	250,000	276,875

Casino Services — 0.4%
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	1,000,000	1,005,000

Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15(4)	250,000	238,438

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	262,234

Diversified Banking Institutions — 1.0%
Bank of America Corp. Jr. Sub. Notes 8.13% due 12/29/18(9)(10)	750,000	722,055
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,137,548
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	517,025

		2,376,628

Electric-Integrated — 1.6%
Florida Power Corp. 1st Mtg. Bonds 6.35% due 09/15/37	500,000	541,923
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	520,263
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,250,000	1,187,500
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	555,924
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	947,482
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	269,999

		4,023,091

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22†(7)(8)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(7)(8)	1,500,000	0

		0

Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	107,532

Finance-Investment Banker/Broker — 0.2%
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	540,809

Food-Misc. — 0.1%
B&G Foods, Inc. Company Guar. Notes 12.00% due 10/30/16(2)	7,300	22,630
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	221,394

		244,024

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	261,566

Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	750,000	805,312

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16*	$1,000,000	$975,000

Multimedia — 0.7%
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	1,500,000	1,559,020
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	161,498

		1,720,518

Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	517,932

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	294,375

Oil Refining & Marketing — 0.3%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	650,000	646,750

Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	250,000	271,875

Pipelines — 1.1%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,645,429
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	593,789
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	574,986

		2,814,204

Publishing-Books — 0.4%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,071,865

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	159,533

Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.50% due 01/15/12	250,000	261,181
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	745,112
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	1,044,594

		2,050,887

Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	156,750

Retail-Regional Department Stores — 0.3%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	750,000	735,000

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(11)	125,000	625

Special Purpose Entities — 0.2%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	202,813
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*	250,000	251,067

		453,880

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	327,434

Telecom Services — 0.4%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,075,000

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	160,032

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	265,800

Total U.S. Corporate Bonds & Notes (cost $25,836,230)		26,933,815

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	523,125

Medical-Drugs — 0.3%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	750,000	716,250

Oil Companies-Exploration & Production — 0.2%
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	500,000	410,000

Oil Companies-Integrated — 0.4%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,032,429

Total Foreign Corporate Bonds & Notes (cost $2,601,429)		2,681,804

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES — 15.9%
Federal Home Loan Mtg. Corp. — 7.6%
4.50% due 07/01/19	$656,797	$682,323
4.50% due 06/01/35	1,017,198	1,018,575
4.50% due 07/01/39	741,630	740,548
4.50% due 09/01/39	993,073	991,625
5.00% due 06/01/33	385,860	397,688
5.00% due 08/01/33	1,152,883	1,187,416
5.00% due 05/01/34	1,800,773	1,852,357
5.00% due 04/01/35	579,520	596,120
5.00% due 01/01/40	500,000	513,229
5.50% due 11/01/17	129,623	137,984
5.50% due 01/01/18	161,942	172,388
5.50% due 11/01/18	299,118	318,880
5.50% due 05/01/31	167,208	176,095
5.50% due 11/01/32	371,130	390,769
5.50% due 04/01/33	579,225	609,809
5.50% due 08/01/33	358,919	378,274
5.50% due 12/01/33	599,959	631,332
5.50% due 01/01/34	538,837	566,845
5.50% due 09/01/35	661,797	695,783
5.50% due 01/01/36	578,900	608,629
5.50% due 04/01/36	614,757	645,175
5.75% due 01/15/12	500,000	544,319
6.00% due 04/01/17	98,872	106,119
6.00% due 05/01/17	171,194	183,805
6.00% due 05/01/31	87,620	93,890
6.00% due 09/01/32	50,288	53,871
6.00% due 12/01/33	316,969	339,207
6.00% due 05/01/34	506,101	540,263
6.00% due 01/01/35	921,182	982,901
6.00% due 06/01/38	854,931	908,097
6.50% due 02/01/14	46,481	49,836
6.50% due 01/01/32	218,055	235,632
7.00% due 02/01/15	12,409	13,355
7.00% due 03/01/15	36,199	39,061
7.00% due 06/01/15	12,366	13,374
7.00% due 12/01/15	5,156	5,577
7.00% due 03/01/16	27,724	29,985
7.00% due 05/01/30	59	65
7.00% due 01/01/32	36,827	40,545
7.50% due 12/01/30	72,176	81,111
7.50% due 01/01/31	75,220	84,533
7.50% due 02/01/31	13,616	15,302
8.00% due 08/01/30	13,467	15,431
REMIC Series 3200, Class GA 5.50% due 10/15/27(5)	212,211	217,532
Series 2808, Class PG 5.50% due 04/15/33(5)	600,000	630,327
Series 3341, Class PA 6.00% due 09/15/29(5)	276,775	290,067

		18,826,049

Federal National Mtg. Assoc. — 7.0%
2.00% due 01/09/12	500,000	507,272
4.50% due 11/01/19	672,226	698,981
5.00% due 01/01/18	503,359	530,319
5.00% due 06/01/18	589,200	621,229
5.00% due 10/01/18	390,474	411,574
5.00% due 04/01/34	916,687	943,663
5.00% due 06/01/34	641,452	660,328
5.50% due 01/01/17	194,903	208,881
5.50% due 02/01/33	636,488	670,645
5.50% due 05/01/33	321,288	338,462
5.50% due 02/01/34	996,801	1,045,079
5.50% due 04/01/34	304,671	320,222
5.50% due 08/01/34	386,160	404,772
5.50% due 09/01/34	866,608	908,421
5.50% due 01/01/35	568,963	598,004
5.50% due 02/01/35	563,671	592,089
5.50% due 06/01/38	504,556	528,733
6.00% due 08/01/18	45,005	48,547
6.00% due 05/01/31	173,044	185,157
6.00% due 08/01/31	296,880	317,661
6.00% due 04/01/32	158,694	169,604
6.00% due 01/01/34	397,240	424,302
6.00% due 04/01/37	665,127	705,554
6.25% due 02/01/11	1,000,000	1,050,570
6.50% due 06/01/19	36,449	39,737
6.50% due 09/01/24	77,855	83,502
6.50% due 09/01/25	15,240	16,479
6.50% due 11/01/25	22,752	24,558
6.50% due 05/01/26	25,607	27,687
6.50% due 11/01/27	1,301	1,407
6.50% due 07/01/29	136,054	147,174
6.50% due 07/01/31	8,662	9,365
6.50% due 01/01/32	42,598	46,060
6.50% due 03/01/32	171,026	184,840
6.50% due 04/01/32	270,204	291,989
6.50% due 12/01/32	111,637	120,638
6.50% due 07/01/34	212,269	228,817
7.00% due 05/01/15	1,760	1,910
7.00% due 12/01/15	1,524	1,653
7.00% due 01/01/16	38,312	41,562
7.00% due 04/01/16	11,292	12,289
7.00% due 05/01/29	27,807	30,803
7.00% due 09/01/29	8,572	9,505
7.00% due 12/01/29	1,863	2,061
7.00% due 01/01/31	10,853	12,010
7.00% due 07/01/31	26,097	29,071
7.50% due 02/01/16	86,545	94,576
7.50% due 11/01/30	48,989	53,517
7.50% due 01/01/31	126,176	142,386
7.50% due 02/01/31	29,656	33,467
7.50% due 03/01/31	32,156	35,165
8.00% due 01/01/16	202,674	221,802
REMIC Series 2007-79, Class MD 5.50% due 12/25/35(5)	1,000,000	1,034,920
Series 2006-7, Class TB 6.00% due 02/25/31(5)	1,000,000	1,055,665
Series 1993-248, Class SA 6.12% due 08/25/23(5)(6)	134,954	132,341
Series 2002-16, Class TM 7.00% due 04/25/32(5)	424,122	465,182

		17,522,207

Government National Mtg. Assoc. — 1.3%
5.50% due 07/20/33	509,135	536,802
5.50% due 02/20/34	359,641	378,681

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

5.50% due 03/20/34	$341,424	$359,499
6.00% due 05/20/32	135,743	145,131
6.00% due 07/20/33	280,014	300,035
6.00% due 08/15/34	466,553	496,658
6.50% due 11/15/23	79,696	84,891
6.50% due 12/15/23	225,121	239,794
6.50% due 02/15/24	66,772	71,552
6.50% due 03/20/27	5,303	5,750
6.50% due 04/20/27	39,201	42,504
6.50% due 07/15/32	87,397	94,140
6.50% due 04/20/34	164,416	175,802
7.00% due 12/15/22	17,604	19,500
7.00% due 05/15/23	4,828	5,347
7.00% due 06/15/23	6,318	6,998
7.00% due 12/15/23	13,593	15,055
7.00% due 04/15/28	13,918	15,486
7.50% due 08/15/30	16,278	18,340
7.50% due 09/15/30	5,158	5,811
7.50% due 11/15/30	45,836	51,643
7.50% due 01/15/31	25,341	28,609
REMIC Series 2002-70, Class PA 4.50% due 08/20/32(5)	63,095	65,481

		3,163,509

Total U.S. Government Agencies (cost $37,926,555)		39,511,765

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $657,235)	747,056	852,390

U.S. GOVERNMENT TREASURIES — 0.6%
U.S. Treasury Bonds — 0.6%
4.25% due 05/15/39	1,000,000	938,125
5.00% due 05/15/37	500,000	531,015

Total U.S. Government Treasuries (cost $1,518,814)		1,469,140

Total Long-Term Investment Securities (cost $222,185,384)		240,472,010

REPURCHASE AGREEMENT — 3.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/09, to be repurchased 01/04/10 in the amount of $8,151,000 and collateralized by $8,325,000 of United States Treasury Bills, bearing interest at 0.10% due 07/01/10 and having an approximate value of $8,316,675 (cost $8,151,000)	8,151,000	8,151,000

TOTAL INVESTMENTS (cost $230,336,384)(12)	99.8%	248,623,010
Other assets less liabilities	0.2	465,501

NET ASSETS	100.0%	$249,088,511

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $5,251,111 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $210,687 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 disclosures based on the securities valuation inputs; see Note 2.
(3)	Consists of more than one type of security traded together as a unit.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Collateralized Mortgage Obligation
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(7)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $3 representing 0% of net assets.
(8)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Variable Rate Security — the rate reflected is as of December 31, 2009, maturity date reflects next reset date.
(11)	Bond in default.
(12)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit

Anchor Series Trust Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$162,765,301	$268,150	†	$—	$163,033,451
Preferred Stock	1,929,857	—		—	1,929,857
Asset Backed Securities	—	3,539,475		—	3,539,475
Convertible Bonds & Notes	—	520,313		—	520,313
U.S. Corporate Bonds & Notes	—	26,933,812		3	26,933,815
Foreign Government Agencies	—	852,390		—	852,390
Foreign Corporate Bonds & Notes	—	2,681,804		—	2,681,804
U.S. Government Agencies	—	39,511,765		—	39,511,765
U.S. Government Treasuries	1,469,140	—		—	1,469,140
Repurchase Agreement	—	8,151,000		—	8,151,000

Total	$166,164,298	$82,458,709		$3	$248,623,010

†	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Note

Balance as of 12/31/2008	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/2009	$3

See Notes to Financial Statements

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Medical-Drugs	7.2%
Oil Companies-Exploration & Production	5.5
Diversified Banking Institutions	4.8
Computers	4.0
Diversified Manufacturing Operations	3.9
Oil Companies-Integrated	3.3
Networking Products	3.0
Cosmetics & Toiletries	2.8
Beverages-Non-alcoholic	2.6
Oil & Gas Drilling	2.5
Applications Software	2.5
Web Portals/ISP	2.3
Banks-Super Regional	2.2
Telephone-Integrated	2.2
Medical Instruments	2.1
Retail-Discount	2.1
Computers-Memory Devices	2.1
Enterprise Software/Service	1.9
Wireless Equipment	1.9
Apparel Manufacturers	1.7
Investment Management/Advisor Services	1.7
Metal Processors & Fabrication	1.6
Medical-HMO	1.6
Repurchase Agreement	1.6
Insurance-Multi-line	1.5
Agricultural Chemicals	1.4
Electric-Integrated	1.3
Building Products-Cement	1.3
Financial Guarantee Insurance	1.3
Gold Mining	1.2
Semiconductor Components-Integrated Circuits	1.2
Metal-Diversified	1.2
Transport-Services	1.2
Tobacco	1.2
Machinery-Pumps	1.1
Retail-Apparel/Shoe	1.1
Telecom Equipment-Fiber Optics	1.1
Medical Products	1.0
Commercial Services-Finance	1.0
Retail-Restaurants	0.8
Engineering/R&D Services	0.8
Instruments-Scientific	0.8
Machinery-Farming	0.8
Retail-Building Products	0.8
Food-Misc.	0.8
Retail-Office Supplies	0.8
Banks-Commercial	0.8
Insurance-Life/Health	0.7
E-Commerce/Services	0.7
Schools	0.7
Medical-Biomedical/Gene	0.7
Commercial Services	0.5
Electronic Components-Semiconductors	0.5
Distribution/Wholesale	0.5
Computer Services	0.5
Retail-Drug Store	0.5
Medical-Generic Drugs	0.5
Oil-Field Services	0.4
Retail-Computer Equipment	0.4
Metal-Copper	0.3
Retail-Consumer Electronics	0.3
Aerospace/Defense	0.3
Coal	0.3
Steel Pipe & Tube	0.2
Retail-Regional Department Stores	0.2

99.8%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.2%
Aerospace/Defense — 0.3%
The Boeing Co.	520	$28,148

Agricultural Chemicals — 1.4%
Agrium, Inc.	910	55,965
Potash Corp. of Saskatchewan, Inc.	250	27,125
The Mosaic Co.	830	49,576

		132,666

Apparel Manufacturers — 1.7%
Coach, Inc.	4,475	163,472

Applications Software — 2.5%
Microsoft Corp.	7,875	240,109

Banks-Commercial — 0.8%
Itau Unibanco Holding SA ADR	3,237	73,933

Banks-Super Regional — 2.2%
Wells Fargo & Co.	8,015	216,325

Beverages-Non-alcoholic — 2.6%
PepsiCo, Inc.	4,070	247,456

Building Products-Cement — 1.3%
Martin Marietta Materials, Inc.	1,425	127,409

Coal — 0.3%
CONSOL Energy, Inc.	535	26,643

Commercial Services — 0.5%
Alliance Data Systems Corp.†	810	52,318

Commercial Services-Finance — 1.0%
The Western Union Co.	4,975	93,779

Computer Services — 0.5%
Accenture PLC, Class A	1,100	45,650

Computers — 4.0%
Apple, Inc.†	265	55,878
Hewlett-Packard Co.	3,875	199,601
International Business Machines Corp.	990	129,591

		385,070

Computers-Memory Devices — 2.1%
EMC Corp.†	11,420	199,507

Cosmetics & Toiletries — 2.8%
The Procter & Gamble Co.	4,500	272,835

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	1,800	48,618

Diversified Banking Institutions — 4.8%
Bank of America Corp.	7,285	109,712
JPMorgan Chase & Co.	2,160	90,007
The Goldman Sachs Group, Inc.	480	81,043
UBS AG†	11,475	177,978

		458,740

Diversified Manufacturing Operations — 3.9%
General Electric Co.	11,600	175,508
Honeywell International, Inc.	4,525	177,380
Ingersoll-Rand PLC	685	24,482

		377,370

E-Commerce/Services — 0.7%
eBay, Inc.†	2,900	68,266

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	2,230	77,581
Cia Energetica de Minas Gerais ADR	1,080	19,505
Exelon Corp.	625	30,544

		127,630

Electronic Components-Semiconductors — 0.5%
Intel Corp.	1,075	21,930
Micron Technology, Inc.†	1,500	15,840
Texas Instruments, Inc.	540	14,072

		51,842

Engineering/R&D Services — 0.8%
ABB, Ltd. ADR†	4,195	80,125

Enterprise Software/Service — 1.9%
Oracle Corp.	7,680	188,467

Financial Guarantee Insurance — 1.3%
Assured Guaranty, Ltd.	5,850	127,296

Food-Misc. — 0.8%
H.J. Heinz Co.	1,830	78,251

Gold Mining — 1.2%
Barrick Gold Corp.	1,930	76,003
Yamana Gold, Inc.	3,800	43,244

		119,247

Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	1,675	79,881

Insurance-Life/Health — 0.7%
Aflac, Inc.	1,500	69,375

Insurance-Multi-line — 1.5%
ACE, Ltd.†	800	40,320
Hartford Financial Services Group, Inc.	4,470	103,972

		144,292

Investment Management/Advisor Services — 1.7%
Ameriprise Financial, Inc.	4,175	162,073

Machinery-Farming — 0.8%
Deere & Co.	1,470	79,512

Machinery-Pumps — 1.1%
Flowserve Corp.	1,150	108,710

Medical Instruments — 2.1%
Medtronic, Inc.	540	23,749
St. Jude Medical, Inc.†	4,965	182,613

		206,362

Medical Products — 1.0%
Covidien PLC	2,110	101,048

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	1,145	64,773

Medical-Drugs — 7.2%
Abbott Laboratories	2,260	122,017
AstraZeneca PLC ADR	1,770	83,084
Cephalon, Inc.†	1,090	68,027
Eli Lilly & Co.	620	22,140
Merck & Co., Inc.	3,900	142,506
Pfizer, Inc.	14,024	255,097

		692,871

Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	800	44,944

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	4,930	$150,266

Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	1,400	154,490

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.†	405	32,517

Metal-Diversified — 1.2%
Rio Tinto PLC ADR	535	115,234

Networking Products — 3.0%
Cisco Systems, Inc.†	12,015	287,639

Oil & Gas Drilling — 2.5%
Noble Corp.	4,040	164,428
Transocean, Ltd.†	952	78,826

		243,254

Oil Companies-Exploration & Production — 5.5%
Apache Corp.	3,070	316,732
Noble Energy, Inc.	1,150	81,903
Ultra Petroleum Corp.†	1,575	78,529
Whiting Petroleum Corp.†	750	53,588

		530,752

Oil Companies-Integrated — 3.3%
Exxon Mobil Corp.	3,965	270,373
Marathon Oil Corp.	405	12,644
Petroleo Brasileiro SA ADR	750	35,760

		318,777

Oil-Field Services — 0.4%
Halliburton Co.	1,284	38,636

Retail-Apparel/Shoe — 1.1%
Nordstrom, Inc.	2,785	104,660

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	3,360	78,590

Retail-Computer Equipment — 0.4%
GameStop Corp., Class A†	1,700	37,298

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	810	31,963

Retail-Discount — 2.1%
Wal-Mart Stores, Inc.	3,785	202,308

Retail-Drug Store — 0.5%
CVS Caremark Corp.	1,400	45,094

Retail-Office Supplies — 0.8%
Staples, Inc.	3,115	76,598

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	280	15,100

Retail-Restaurants — 0.8%
McDonald’s Corp.	1,300	81,172

Schools — 0.7%
Apollo Group, Inc., Class A†	1,090	66,032

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	2,600	82,108
Maxim Integrated Products, Inc.	1,740	35,322

		117,430

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	245	19,220

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	5,310	102,536

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	3

Telephone-Integrated — 2.2%
AT&T, Inc.	7,495	210,085

Tobacco — 1.2%
Philip Morris International, Inc.	2,350	113,247

Transport-Services — 1.2%
FedEx Corp.	1,360	113,492

Web Portals/ISP — 2.3%
Google, Inc., Class A†	365	226,293

Wireless Equipment — 1.9%
QUALCOMM, Inc.	3,900	180,414

Total Long-Term Investment Securities (cost $8,363,995)		9,478,113

REPURCHASE AGREEMENT — 1.6%
Banc of America Securities Joint Repurchase Agreement(1) (cost $150,000)	$150,000	150,000

TOTAL INVESTMENTS (cost $8,513,995)(2)	99.8%	9,628,113
Other assets less liabilities	0.2	17,337

NET ASSETS	100.0%	$9,645,450

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$692,871	$—	$—	$692,871
Oil Companies-Exploration & Production	530,752	—	—	530,752
Other Industries*	8,254,490	—	—	8,254,490
Repurchase Agreement	—	150,000	—	150,000

Total	$9,478,113	$150,000	$—	$9,628,113

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Anchor Series Trust Growth Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Medical-Drugs	6.8%
Oil Companies-Exploration & Production	6.4
Diversified Banking Institutions	5.7
Diversified Manufacturing Operations	3.0
Cosmetics & Toiletries	3.0
Oil & Gas Drilling	2.9
Networking Products	2.9
Computers	2.9
Retail-Apparel/Shoe	2.7
Web Portals/ISP	2.5
Applications Software	2.4
Insurance-Multi-line	2.4
Oil Companies-Integrated	2.4
Medical Instruments	2.4
Banks-Super Regional	2.2
Apparel Manufacturers	2.2
Retail-Discount	2.0
Semiconductor Components-Integrated Circuits	2.0
Computers-Memory Devices	2.0
Medical-HMO	1.9
Metal Processors & Fabrication	1.7
Beverages-Non-alcoholic	1.7
Instruments-Scientific	1.7
Financial Guarantee Insurance	1.7
Investment Management/Advisor Services	1.6
Agricultural Chemicals	1.6
Repurchase Agreement	1.5
Electric-Integrated	1.5
Telephone-Integrated	1.3
Enterprise Software/Service	1.3
Building Products-Cement	1.3
Machinery-Pumps	1.3
Medical-Biomedical/Gene	1.3
Wireless Equipment	1.2
Metal-Diversified	1.2
Transport-Services	1.1
Commercial Services-Finance	1.1
Tobacco	1.1
Steel Pipe & Tube	1.0
Gold Mining	0.9
Engineering/R&D Services	0.9
Containers-Paper/Plastic	0.8
Distribution/Wholesale	0.8
Food-Misc.	0.8
Insurance-Life/Health	0.7
Commercial Services	0.7
Retail-Auto Parts	0.7
Retail-Computer Equipment	0.7
Steel-Producers	0.7
Schools	0.6
Internet Security	0.6
Medical Products	0.6
E-Commerce/Services	0.6
Retail-Office Supplies	0.5
Oil-Field Services	0.5
Retail-Building Products	0.5
Electronic Components-Semiconductors	0.5
Telecom Equipment-Fiber Optics	0.4
Aerospace/Defense	0.4%
Coal	0.3
Retail-Restaurants	0.2
Retail-Regional Department Stores	0.2

100.5%

*	Calculated as a percentage of net assets

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.9%
Aerospace/Defense — 0.4%
The Boeing Co.	29,790	$1,612,533

Agricultural Chemicals — 1.6%
Agrium, Inc.	52,200	3,210,300
Potash Corp. of Saskatchewan, Inc.	10,900	1,182,650
The Mosaic Co.	47,500	2,837,175

		7,230,125

Apparel Manufacturers — 2.2%
Coach, Inc.	200,355	7,318,968
True Religion Apparel, Inc.†	137,900	2,549,771

		9,868,739

Applications Software — 2.4%
Microsoft Corp.	362,120	11,041,039

Banks-Super Regional — 2.2%
Wells Fargo & Co.	371,725	10,032,858

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	127,995	7,782,096

Building Products-Cement — 1.3%
Martin Marietta Materials, Inc.	65,415	5,848,755

Coal — 0.3%
CONSOL Energy, Inc.	30,460	1,516,908

Commercial Services — 0.7%
Alliance Data Systems Corp.†	49,700	3,210,123

Commercial Services-Finance — 1.1%
The Western Union Co.	263,395	4,964,996

Computers — 2.9%
Hewlett-Packard Co.	196,370	10,115,019
International Business Machines Corp.	21,875	2,863,437

		12,978,456

Computers-Memory Devices — 2.0%
EMC Corp.†	335,730	5,865,203
NetApp, Inc.†	93,600	3,218,904

		9,084,107

Containers-Paper/Plastic — 0.8%
Pactiv Corp.†	157,000	3,789,980

Cosmetics & Toiletries — 3.0%
The Procter & Gamble Co.	221,695	13,441,368

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	131,100	3,541,011

Diversified Banking Institutions — 5.6%
Bank of America Corp.	539,390	8,123,213
JPMorgan Chase & Co.	104,460	4,352,848
The Goldman Sachs Group, Inc.	25,060	4,231,130
UBS AG†	554,495	8,600,218

		25,307,409

Diversified Manufacturing Operations — 3.0%
General Electric Co.	467,625	7,075,166
Honeywell International, Inc.	135,615	5,316,108
Ingersoll-Rand PLC	39,250	1,402,795

		13,794,069

E-Commerce/Services — 0.6%
eBay, Inc.†	117,400	2,763,596

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	163,400	5,684,686
Cia Energetica de Minas Gerais ADR	61,325	1,107,530

		6,792,216

Electronic Components-Semiconductors — 0.5%
Intel Corp.	61,695	1,258,578
Texas Instruments, Inc.	31,090	810,205

		2,068,783

Engineering/R&D Services — 0.9%
ABB, Ltd. ADR†	213,895	4,085,395

Enterprise Software/Service — 1.3%
BMC Software, Inc.†	24,200	970,420
Oracle Corp.	201,950	4,955,853

		5,926,273

Financial Guarantee Insurance — 1.7%
Assured Guaranty, Ltd.	343,955	7,484,461

Food-Misc. — 0.8%
H.J. Heinz Co.	81,300	3,476,388

Gold Mining — 0.9%
Barrick Gold Corp.	56,300	2,217,094
Yamana Gold, Inc.	165,100	1,878,838

		4,095,932

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.†	85,115	4,059,134
Waters Corp.†	58,200	3,606,072

		7,665,206

Insurance-Life/Health — 0.7%
Aflac, Inc.	73,000	3,376,250

Insurance-Multi-line — 2.4%
ACE, Ltd.†	45,740	2,305,296
Hartford Financial Services Group, Inc.	374,850	8,719,011

		11,024,307

Internet Security — 0.6%
VeriSign, Inc.†	121,100	2,935,464

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	189,500	7,356,390

Machinery-Pumps — 1.3%
Flowserve Corp.	60,100	5,681,253

Medical Instruments — 2.4%
Medtronic, Inc.	30,805	1,354,804
St. Jude Medical, Inc.†	259,070	9,528,594

		10,883,398

Medical Products — 0.6%
Covidien PLC	57,890	2,772,352

Medical-Biomedical/Gene — 1.3%
Amgen, Inc.†	58,170	3,290,677
Life Technologies Corp.†	45,500	2,376,465

		5,667,142

Medical-Drugs — 6.8%
Abbott Laboratories	52,120	2,813,959
AstraZeneca PLC ADR	81,800	3,839,692
Cephalon, Inc.†	74,400	4,643,304
Eli Lilly & Co.	35,250	1,258,777

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Medical-Drugs (continued)

Merck & Co., Inc.	194,405	$7,103,559
Pfizer, Inc.	601,741	10,945,669

		30,604,960

Medical-HMO — 1.9%
Humana, Inc.†	83,500	3,664,815
UnitedHealth Group, Inc.	154,990	4,724,095

		8,388,910

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	71,205	7,857,472

Metal-Diversified — 1.2%
Rio Tinto PLC ADR	25,210	5,429,982

Networking Products — 2.9%
Cisco Systems, Inc.†	549,960	13,166,042

Oil & Gas Drilling — 2.9%
Atwood Oceanics, Inc.†	80,358	2,880,834
Noble Corp.	205,700	8,371,990
Transocean, Ltd.†	24,366	2,017,505

		13,270,329

Oil Companies-Exploration & Production — 6.4%
Apache Corp.	143,510	14,805,927
Noble Energy, Inc.	105,300	7,499,466
Ultra Petroleum Corp.†	94,990	4,736,201
Whiting Petroleum Corp.†	29,200	2,086,340

		29,127,934

Oil Companies-Integrated — 2.4%
Exxon Mobil Corp.	150,200	10,242,138
Marathon Oil Corp.	22,960	716,811

		10,958,949

Oil-Field Services — 0.5%
Halliburton Co.	73,643	2,215,918

Retail-Apparel/Shoe — 2.7%
Aeropostale, Inc.†	82,200	2,798,910
Nordstrom, Inc.	165,890	6,234,146
The Buckle, Inc.	108,800	3,185,664

		12,218,720

Retail-Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	80,300	3,061,036

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	93,585	2,188,953

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	139,000	3,049,660

Retail-Discount — 2.0%
BJ’s Wholesale Club, Inc.†	102,000	3,336,420
Wal-Mart Stores, Inc.	108,955	5,823,645

		9,160,065

Retail-Office Supplies — 0.5%
Staples, Inc.	94,480	2,323,263

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	15,775	850,746

Retail-Restaurants — 0.2%
McDonald’s Corp.	15,900	992,796

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Schools — 0.6%
Apollo Group, Inc., Class A†	48,500	$2,938,130

Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	107,600	3,398,008
Maxim Integrated Products, Inc.	281,945	5,723,484

		9,121,492

Steel Pipe & Tube — 1.0%
Valmont Industries, Inc.	55,200	4,330,440

Steel-Producers — 0.7%
Steel Dynamics, Inc.	171,000	3,030,120

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	101,440	1,958,806

Telephone-Integrated — 1.3%
AT&T, Inc.	214,130	6,002,064

Tobacco — 1.1%
Philip Morris International, Inc.	101,925	4,911,766

Transport-Services — 1.1%
FedEx Corp.	60,780	5,072,091

Web Portals/ISP — 2.5%
Google, Inc., Class A†	18,565	11,509,929

Wireless Equipment — 1.2%
QUALCOMM, Inc.	121,700	5,629,842

Total Common Stock (cost $383,384,194)		448,469,793

PREFERRED STOCK — 0.1%
Diversified Banking Institutions — 0.1%
Bank of America Corp. 10.00% (cost $267,000)	17,800	265,576

Total Long-Term Investment Securities (cost $383,651,194)		448,735,369

REPURCHASE AGREEMENT — 1.5%
Banc of America Securities Joint Repurchase Agreement(1) (cost $6,985,000)	$6,985,000	6,985,000

TOTAL INVESTMENTS (cost $390,636,194)(2)	100.5%	455,720,369
Liabilities in excess of other assets	(0.5)	(2,454,952)

NET ASSETS	100.0%	$453,265,417

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$25,307,409	$—	$—	$25,307,409
Medical-Drugs	30,604,960	—	—	30,604,960
Oil Companies-Exploration & Production	29,127,934	—	—	29,127,934
Other Industries*	363,429,490	—	—	363,429,490
Preferred Stock	265,576	—	—	265,576
Repurchase Agreement	—	6,985,000	—	6,985,000

Total	$448,735,369	$6,985,000	$—	$455,720,369

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Computers	6.4%
Computers-Memory Devices	4.2
Semiconductor Components-Integrated Circuits	4.2
Diversified Manufacturing Operations	3.5
Electronic Components-Semiconductors	3.5
Medical-Drugs	3.4
Medical Instruments	3.3
Networking Products	3.2
Retail-Apparel/Shoe	3.0
Apparel Manufacturers	2.8
Wireless Equipment	2.7
Medical-HMO	2.6
Web Portals/ISP	2.5
Investment Management/Advisor Services	2.4
Agricultural Chemicals	2.2
Commercial Services-Finance	2.2
Diversified Banking Institutions	2.1
Transport-Services	1.9
Oil Companies-Integrated	1.8
Enterprise Software/Service	1.7
Electronic Components-Misc.	1.7
Applications Software	1.7
Intimate Apparel	1.6
Airlines	1.6
Diversified Minerals	1.6
Web Hosting/Design	1.5
Retail-Consumer Electronics	1.5
Coffee	1.4
Building Products-Wood	1.2
Retail-Building Products	1.2
Oil Field Machinery & Equipment	1.1
Medical-Biomedical/Gene	1.1
Coal	1.1
E-Commerce/Services	1.1
Retail-Auto Parts	1.1
E-Commerce/Products	1.1
Advertising Sales	1.1
Machinery-Electrical	1.0
Retail-Sporting Goods	1.0
Pharmacy Services	1.0
Retail-Office Supplies	1.0
Oil Companies-Exploration & Production	1.0
Printing-Commercial	1.0
Electronic Measurement Instruments	1.0
Instruments-Scientific	1.0
Insurance-Multi-line	1.0
Rental Auto/Equipment	0.9
Oil-Field Services	0.9
Internet Security	0.9
Motion Pictures & Services	0.9
Casino Hotels	0.9
Building-Residential/Commercial	0.9
Cosmetics & Toiletries	0.9
X-Ray Equipment	0.8
Steel-Producers	0.8
Aerospace/Defense	0.8
Metal-Iron	0.8
Repurchase Agreement	0.6

101.4%

*	Calculated as a percentage of net assets

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 100.8%
Advertising Sales — 1.1%
Focus Media Holding, Ltd. ADR†	730,400	$11,576,840

Aerospace/Defense — 0.8%
The Boeing Co.	163,700	8,861,081

Agricultural Chemicals — 2.2%
Potash Corp. of Saskatchewan, Inc.	106,500	11,555,250
The Mosaic Co.	216,800	12,949,464

		24,504,714

Airlines — 1.6%
JetBlue Airways Corp.†	1,664,900	9,073,705
US Airways Group, Inc.†	1,701,600	8,235,744

		17,309,449

Apparel Manufacturers — 2.8%
Coach, Inc.	463,100	16,917,043
Hanesbrands, Inc.†	581,100	14,010,321

		30,927,364

Applications Software — 1.7%
Microsoft Corp.	373,500	11,388,015
Red Hat, Inc.†	227,000	7,014,300

		18,402,315

Building Products-Wood — 1.2%
Masco Corp.	992,200	13,702,282

Building-Residential/Commercial — 0.9%
MRV Engenharia e Participacoes SA(1)	1,215,000	9,698,918

Casino Hotels — 0.9%
MGM Mirage†	1,079,900	9,848,688

Coal — 1.1%
Peabody Energy Corp.	265,800	12,016,818

Coffee — 1.4%
Green Mountain Coffee Roasters, Inc.†	185,800	15,137,126

Commercial Services-Finance — 2.2%
The Western Union Co.	571,700	10,776,545
Visa, Inc., Class A	149,337	13,061,014

		23,837,559

Computers — 6.4%
Apple, Inc.†	264,700	55,814,642
Research In Motion, Ltd.†	214,700	14,500,838

		70,315,480

Computers-Memory Devices — 4.2%
SanDisk Corp.†	578,200	16,762,018
Seagate Technology	1,637,600	29,787,944

		46,549,962

Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	304,400	9,588,600

Diversified Banking Institutions — 2.1%
The Goldman Sachs Group, Inc.	75,000	12,663,000
UBS AG†(1)	674,200	10,357,006

		23,020,006

Diversified Manufacturing Operations — 3.5%
Illinois Tool Works, Inc.	336,700	16,158,233
Ingersoll-Rand PLC	638,000	22,802,120

		38,960,353

Diversified Minerals — 1.6%
Xstrata PLC†(1)	972,807	17,134,739

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	86,200	11,595,624

E-Commerce/Services — 1.1%
Ctrip.com International, Ltd. ADR†	166,100	11,935,946

Electronic Components-Misc. — 1.7%
Jabil Circuit, Inc.	1,077,900	18,723,123

Electronic Components-Semiconductors — 3.5%
Broadcom Corp., Class A†	372,100	11,702,545
NVIDIA Corp.†	767,000	14,327,560
Skyworks Solutions, Inc.†	857,700	12,170,763

		38,200,868

Electronic Measurement Instruments — 1.0%
Trimble Navigation, Ltd.†	425,600	10,725,120

Enterprise Software/Service — 1.7%
BMC Software, Inc.†	253,000	10,145,300
Concur Technologies, Inc.†	206,400	8,823,600

		18,968,900

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.†	224,800	10,720,712

Insurance-Multi-line — 1.0%
MetLife, Inc.	301,700	10,665,095

Internet Security — 0.9%
McAfee, Inc.†	245,720	9,968,860

Intimate Apparel — 1.6%
The Warnaco Group, Inc.†	423,900	17,884,341

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	334,100	12,969,762
Franklin Resources, Inc.	126,600	13,337,310

		26,307,072

Machinery-Electrical — 1.0%
Regal-Beloit Corp.	218,100	11,328,114

Medical Instruments — 3.3%
Beckman Coulter, Inc.	154,200	10,090,848
Edwards Lifesciences Corp.†	126,200	10,960,470
Intuitive Surgical, Inc.†	52,070	15,793,872

		36,845,190

Medical-Biomedical/Gene — 1.1%
Amylin Pharmaceuticals, Inc.†	255,200	3,621,288
Celgene Corp.†	152,000	8,463,360

		12,084,648

Medical-Drugs — 3.4%
Auxilium Pharmaceuticals, Inc.†	524,700	15,730,506
Daiichi Sankyo Co., Ltd.(1)	617,300	12,915,905
Shionogi & Co., Ltd.(1)	395,500	8,553,301

		37,199,712

Medical-HMO — 2.6%
Aetna, Inc.	450,180	14,270,706
UnitedHealth Group, Inc.	455,830	13,893,698

		28,164,404

Metal-Iron — 0.8%
Cliffs Natural Resources, Inc.	192,100	8,853,889

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Motion Pictures & Services — 0.9%
DreamWorks Animation SKG, Inc., Class A†	246,800	$9,859,660

Networking Products — 3.2%
Atheros Communications, Inc.†	391,220	13,395,373
Cisco Systems, Inc.†	442,000	10,581,480
Juniper Networks, Inc.†	408,500	10,894,695

		34,871,548

Oil Companies-Exploration & Production — 1.0%
Apache Corp.	108,700	11,214,579

Oil Companies-Integrated — 1.8%
Hess Corp.	151,800	9,183,900
Suncor Energy, Inc.	308,600	10,979,592

		20,163,492

Oil Field Machinery & Equipment — 1.1%
National Oilwell Varco, Inc.	279,400	12,318,746

Oil-Field Services — 0.9%
Baker Hughes, Inc.	248,400	10,055,232

Pharmacy Services — 1.0%
SXC Health Solutions Corp.†	208,565	11,252,082

Printing-Commercial — 1.0%
VistaPrint NV†	195,200	11,060,032

Rental Auto/Equipment — 0.9%
Localiza Rent a Car SA(1)	934,300	10,311,726

Retail-Apparel/Shoe — 3.0%
The Gap, Inc.	504,000	10,558,800
Urban Outfitters, Inc.†	644,910	22,565,401

		33,124,201

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	289,980	11,738,390

Retail-Building Products — 1.2%
Lowe’s Cos., Inc.	541,740	12,671,299

Retail-Consumer Electronics — 1.5%
Best Buy Co., Inc.	429,600	16,952,016

Retail-Office Supplies — 1.0%
Staples, Inc.	457,500	11,249,925

Retail-Sporting Goods — 1.0%
Dick’s Sporting Goods, Inc.†	453,400	11,276,058

Semiconductor Components-Integrated Circuits — 4.2%
Cypress Semiconductor Corp.†	1,047,000	11,056,320
Marvell Technology Group, Ltd.†	905,700	18,793,275
Maxim Integrated Products, Inc.	803,700	16,315,110

		46,164,705

Steel-Producers — 0.8%
POSCO ADR	67,900	8,901,690

Transport-Services — 1.9%
FedEx Corp.	245,500	20,486,975

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Web Hosting/Design — 1.5%
Equinix, Inc.†	160,340	$17,020,091

Web Portals/ISP — 2.5%
Google, Inc., Class A†	44,500	27,589,110

Wireless Equipment — 2.7%
American Tower Corp., Class A†	288,800	12,479,048
QUALCOMM, Inc.	366,700	16,963,542

		29,442,590

X-Ray Equipment — 0.8%
Hologic, Inc.†	640,500	9,287,250

Total Long-Term Investment Securities (cost $908,635,061)		1,108,575,309

REPURCHASE AGREEMENT — 0.6%
Banc of America Securities Joint Repurchase Agreement(2) (cost $7,055,000)	$7,055,000	7,055,000

TOTAL INVESTMENTS (cost $915,690,061)(3)	101.4%	1,115,630,309
Liabilities in excess of other assets	(1.4)	(15,295,980)

NET ASSETS	100.0%	$1,100,334,329

†	Non-income producing security
(1)	Security was fair valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $68,971,595 representing 6.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$70,315,480	$—		$—	$70,315,480
Other Industries*	969,288,234	68,971,595	†	—	1,038,259,829
Repurchase Agreement	—	7,055,000		—	7,055,000

Total	$1,039,603,714	$76,026,595		$—	$1,115,630,309

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	26.4%
Oil Companies-Exploration & Production	26.3
Diversified Minerals	7.7
Coal	6.1
Gold Mining	4.7
Metal-Diversified	4.7
Oil-Field Services	4.0
Oil Refining & Marketing	3.3
Repurchase Agreement	3.2
Platinum	3.2
Steel-Producers	2.8
Pipelines	2.5
Paper & Related Products	2.3
Non-Ferrous Metals	2.2
Metal-Aluminum	2.1

101.5%

*	Calculated as a percentage of net assets

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.3%
Coal — 6.1%
CONSOL Energy, Inc.	222,300	$11,070,540
Peabody Energy Corp.	191,600	8,662,236

		19,732,776

Diversified Minerals — 3.7%
Anglo American PLC†(1)	104,526	4,523,764
Xstrata PLC†(1)	425,112	7,487,799

		12,011,563

Gold Mining — 4.7%
AngloGold Ashanti, Ltd. ADR	154,827	6,220,949
Barrick Gold Corp.	157,949	6,220,031
Gold Fields, Ltd.(1)	231,629	3,047,657

		15,488,637

Metal-Aluminum — 2.1%
Alumina, Ltd.†(1)	4,205,503	6,905,805

Metal-Diversified — 4.7%
Rio Tinto PLC ADR	15,800	3,403,162
Vedanta Resources PLC(1)	287,672	11,889,747

		15,292,909

Non-Ferrous Metals — 2.2%
Cameco Corp.	218,700	7,035,579

Oil Companies-Exploration & Production — 26.3%
Canadian Natural Resources, Ltd.	272,200	19,780,274
Denbury Resources, Inc.†	258,100	3,819,880
Devon Energy Corp.	95,200	6,997,200
EnCana Corp.	184,482	6,016,810
EOG Resources, Inc.	157,300	15,305,290
EQT Corp.	157,300	6,908,616
Noble Energy, Inc.	71,900	5,120,718
OAO Gazprom ADR(1)	170,750	4,256,384
Talisman Energy, Inc.	345,800	6,510,305
Ultra Petroleum Corp.†	54,800	2,732,328
XTO Energy, Inc.	177,627	8,264,984

		85,712,789

Oil Companies-Integrated — 26.4%
BP PLC ADR	117,400	6,805,678
Cenovus Energy, Inc.	184,482	4,674,450
ConocoPhillips	127,860	6,529,810
ENI SpA ADR	71,000	3,593,310
Exxon Mobil Corp.	181,284	12,361,756
Hess Corp.	99,000	5,989,500
LUKOIL ADR	62,600	3,586,980
Marathon Oil Corp.	110,300	3,443,566
PetroChina Co., Ltd. ADR	40,500	4,817,880
Petroleo Brasileiro SA ADR	140,900	6,718,112
Royal Dutch Shell PLC ADR	62,800	3,774,908
Suncor Energy, Inc.	343,092	12,206,773
Total SA ADR	178,400	11,424,736

		85,927,459

Oil Refining & Marketing — 3.3%
Reliance Industries, Ltd. GDR*(1)	119,742	5,484,427
Valero Energy Corp.	324,400	5,433,700

		10,918,127

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Oil-Field Services — 4.0%
Baker Hughes, Inc.	177,800	$7,197,344
Halliburton Co.	190,700	5,738,163

		12,935,507

Paper & Related Products — 2.3%
International Paper Co.	276,800	7,412,704

Pipelines — 2.5%
The Williams Cos., Inc.	381,700	8,046,236

Platinum — 3.2%
Anglo Platinum, Ltd.†(1)	97,470	10,387,387

Steel-Producers — 2.8%
POSCO ADR	42,600	5,584,860
Sumitomo Metal Industries, Ltd.(1)	1,285,000	3,425,902

		9,010,762

Total Common Stock (cost $225,789,955)		306,818,240

PREFERRED STOCK — 4.0%
Diversified Minerals — 4.0%
Vale SA ADR (cost $2,157,338)	524,600	13,020,572

Total Long-Term Investment Securities (cost $227,947,293)		319,838,812

REPURCHASE AGREEMENT — 3.2%
Banc of America Securities Joint Repurchase Agreement(2) (cost $10,485,000)	$10,485,000	10,485,000

TOTAL INVESTMENTS (cost $238,432,293)(3)	101.5%	330,323,812
Liabilities in excess of other assets	(1.5)	(4,878,046)

NET ASSETS	100.0%	$325,445,766

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $5,484,427 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $57,408,872 representing 17.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Anchor Series Trust Natural Resources Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Coal	$19,732,776	$—		$—	$19,732,776
Oil Companies-Exploration & Production	81,456,405	4,256,384	†	—	85,712,789
Oil Companies-Integrated	85,927,459	—		—	85,927,459
Other Industries*	62,292,728	53,152,488	†	—	115,445,216
Preferred Stock	13,020,572	—		—	13,020,572
Repurchase Agreement	—	10,485,000		—	10,485,000

Total	$262,429,940	$67,893,872		$—	$330,323,812

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
†	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

See Notes to Financial Statements

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	8.3%
U.S. Treasury Notes	6.3
Diversified Banking Institutions	5.3
Federal Home Loan Mtg. Corp.	5.1
Medical-Drugs	4.7
Repurchase Agreement	4.1
Government National Mtg. Assoc.	3.9
Oil Companies-Exploration & Production	3.5
Computers	2.7
Diversified Manufacturing Operations	2.7
Oil Companies-Integrated	2.2
Networking Products	1.9
Cosmetics & Toiletries	1.8
Applications Software	1.8
Telephone-Integrated	1.7
Banks-Super Regional	1.7
Beverages-Non-alcoholic	1.6
Insurance-Multi-line	1.6
Oil & Gas Drilling	1.5
Web Portals/ISP	1.5
Retail-Discount	1.4
Medical Instruments	1.4
Computers-Memory Devices	1.3
Enterprise Software/Service	1.3
Diversified Financial Services	1.2
Wireless Equipment	1.2
Metal Processors & Fabrication	1.1
Transport-Services	1.1
Apparel Manufacturers	1.1
Electric-Integrated	1.1
Medical-HMO	1.0
Investment Management/Advisor Services	1.0
Agricultural Chemicals	0.9
Tobacco	0.9
Metal-Diversified	0.8
Gold Mining	0.8
Financial Guarantee Insurance	0.8
Building Products-Cement	0.8
Semiconductor Components-Integrated Circuits	0.7
Medical Products	0.7
Telecom Equipment-Fiber Optics	0.7
Retail-Apparel/Shoe	0.7
Machinery-Pumps	0.7
Commercial Services-Finance	0.7
Real Estate Investment Trusts	0.6
Retail-Building Products	0.6
Retail-Office Supplies	0.5
Engineering/R&D Services	0.5
Retail-Restaurants	0.5
Machinery-Farming	0.5
Auto-Cars/Light Trucks	0.5
Medical-Biomedical/Gene	0.5
Instruments-Scientific	0.5
Food-Misc.	0.5
Banks-Commercial	0.5
Insurance-Life/Health	0.4
Electronic Components-Semiconductors	0.4
Municipal Bonds & Notes	0.4
E-Commerce/Services	0.4
Schools	0.4
Airlines	0.4
Oil-Field Services	0.3
Commercial Services	0.3%
Distribution/Wholesale	0.3
Retail-Drug Store	0.3
Computer Services	0.3
Medical-Generic Drugs	0.3
Insurance-Mutual	0.2
Aerospace/Defense	0.2
Coal	0.2
Multimedia	0.2
Retail-Computer Equipment	0.2
Insurance-Property/Casualty	0.2
Data Processing/Management	0.2
Agricultural Operations	0.2
Metal-Copper	0.2
Steel Pipe & Tube	0.2
Sovereign Agency	0.2
Steel-Producers	0.2
Retail-Consumer Electronics	0.2
Retail-Regional Department Stores	0.1

99.9%

*	Calculated as a percentage of net assets

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 63.9%
Aerospace/Defense — 0.2%
The Boeing Co.	1,245	$67,392

Agricultural Chemicals — 0.9%
Agrium, Inc.	1,600	98,400
Potash Corp. of Saskatchewan, Inc.	400	43,400
The Mosaic Co.	1,995	119,161

		260,961

Apparel Manufacturers — 1.1%
Coach, Inc.	8,230	300,642

Applications Software — 1.6%
Microsoft Corp.	15,125	461,161

Banks-Commercial — 0.5%
Itau Unibanco Holding SA ADR	5,760	131,558

Banks-Super Regional — 1.5%
Wells Fargo & Co.	15,275	412,272

Beverages-Non-alcoholic — 1.6%
PepsiCo, Inc.	7,505	456,304

Building Products-Cement — 0.8%
Martin Marietta Materials, Inc.	2,475	221,290

Coal — 0.2%
CONSOL Energy, Inc.	1,280	63,744

Commercial Services — 0.3%
Alliance Data Systems Corp.†	1,400	90,426

Commercial Services-Finance — 0.7%
The Western Union Co.	9,785	184,447

Computer Services — 0.3%
Accenture PLC, Class A	1,850	76,775

Computers — 2.7%
Apple, Inc.†	600	126,516
Hewlett-Packard Co.	7,270	374,478
International Business Machines Corp.	1,935	253,291

		754,285

Computers-Memory Devices — 1.3%
EMC Corp.†	21,310	372,286

Cosmetics & Toiletries — 1.8%
The Procter & Gamble Co.	8,565	519,296

Distribution/Wholesale — 0.3%
WESCO International, Inc.†	3,000	81,030

Diversified Banking Institutions — 3.3%
Bank of America Corp.	13,175	198,415
JPMorgan Chase & Co.	4,500	187,515
The Goldman Sachs Group, Inc.	1,160	195,854
UBS AG†	21,760	337,498

		919,282

Diversified Manufacturing Operations — 2.7%
General Electric Co.	22,625	342,316
Honeywell International, Inc.	8,965	351,428
Ingersoll-Rand PLC	1,655	59,150

		752,894

E-Commerce/Services — 0.4%
eBay, Inc.†	4,600	108,284

Electric-Integrated — 0.9%
American Electric Power Co., Inc.	3,900	135,681
Cia Energetica de Minas Gerais ADR	2,565	46,324
Exelon Corp.	1,200	58,644

		240,649

Electronic Components-Semiconductors — 0.4%
Intel Corp.	2,595	52,938
Micron Technology, Inc.†	2,600	27,456
Texas Instruments, Inc.	1,285	33,487

		113,881

Engineering/R&D Services — 0.5%
ABB, Ltd. ADR†	7,865	150,222

Enterprise Software/Service — 1.3%
Oracle Corp.	14,995	367,977

Financial Guarantee Insurance — 0.8%
Assured Guaranty, Ltd.	10,200	221,952

Food-Misc. — 0.5%
H.J. Heinz Co.	3,200	136,832

Gold Mining — 0.8%
Barrick Gold Corp.	4,045	159,292
Yamana Gold, Inc.	6,400	72,832

		232,124

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	2,875	137,109

Insurance-Life/Health — 0.4%
Aflac, Inc.	2,600	120,250

Insurance-Multi-line — 1.1%
ACE, Ltd.†	1,905	96,012
Hartford Financial Services Group, Inc.	8,680	201,897

		297,909

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	6,750	262,035

Machinery-Farming — 0.5%
Deere & Co.	2,600	140,634

Machinery-Pumps — 0.7%
Flowserve Corp.	2,090	197,568

Medical Instruments — 1.4%
Medtronic, Inc.	1,290	56,734
St. Jude Medical, Inc.†	8,840	325,135

		381,869

Medical Products — 0.7%
Covidien PLC	4,305	206,166

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	2,440	138,031

Medical-Drugs — 4.7%
Abbott Laboratories	4,510	243,495
AstraZeneca PLC ADR	3,140	147,391
Cephalon, Inc.†	1,800	112,338
Eli Lilly & Co.	1,460	52,137
Merck & Co., Inc.	7,755	283,368
Pfizer, Inc.	26,734	486,291

		1,325,020

Medical-Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	1,300	73,034

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	9,445	$287,884

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	2,770	305,669

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.†	630	50,583

Metal-Diversified — 0.8%
Rio Tinto PLC ADR	1,095	235,852

Networking Products — 1.9%
Cisco Systems, Inc.†	22,490	538,411

Oil & Gas Drilling — 1.5%
Noble Corp.	6,600	268,620
Transocean, Ltd.†	1,912	158,314

		426,934

Oil Companies-Exploration & Production — 3.5%
Apache Corp.	5,720	590,133
Noble Energy, Inc.	2,000	142,440
Ultra Petroleum Corp.†	3,505	174,759
Whiting Petroleum Corp.†	1,200	85,740

		993,072

Oil Companies-Integrated — 2.2%
Exxon Mobil Corp.	7,700	525,063
Marathon Oil Corp.	960	29,971
Petroleo Brasileiro SA ADR	1,400	66,752

		621,786

Oil-Field Services — 0.3%
Halliburton Co.	3,095	93,129

Retail-Apparel/Shoe — 0.7%
Nordstrom, Inc.	5,295	198,986

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	7,000	163,730

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	2,700	59,238

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	1,050	41,433

Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	7,335	392,056

Retail-Drug Store — 0.3%
CVS Caremark Corp.	2,450	78,915

Retail-Office Supplies — 0.5%
Staples, Inc.	6,200	152,458

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	665	35,863

Retail-Restaurants — 0.5%
McDonald’s Corp.	2,300	143,612

Schools — 0.4%
Apollo Group, Inc., Class A†	1,780	107,832

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	4,000	126,320
Maxim Integrated Products, Inc.	4,205	85,362

		211,682

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	595	46,678

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	10,495	$202,658

Telephone-Integrated — 1.4%
AT&T, Inc.	14,475	405,734

Tobacco — 0.9%
Philip Morris International, Inc.	5,005	241,191

Transport-Services — 0.8%
FedEx Corp.	2,540	211,963

Web Portals/ISP — 1.5%
Google, Inc., Class A†	670	415,387

Wireless Equipment — 1.2%
QUALCOMM, Inc.	7,220	333,997

Total Common Stock (cost $15,767,079)		17,974,324

PREFERRED STOCK — 0.0%
Diversified Banking Institutions — 0.0%
Bank of America Corp. 10.00% (cost $11,700)	780	11,638

U.S. CORPORATE BONDS & NOTES — 7.3%
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$50,000	53,783

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	28,950
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	49,416
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	28,046	28,069

		106,435

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	53,120

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC Company Guar. Notes 7.30% due 01/15/12	100,000	108,714
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	30,721

		139,435

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	52,519

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	$50,000	$54,444

Diversified Banking Institutions — 2.0%
Citigroup, Inc. FDIC Guar. Notes 2.88% due 12/09/11	200,000	206,000
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	104,571
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	38,527
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	101,072
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	102,136

		552,306

Diversified Financial Services — 1.2%
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	200,000	202,898
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	36,584
General Electric Capital Corp. Senior Notes Series A 5.88% due 02/15/12	100,000	107,138

		346,620

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	36,448
Duke Energy Carolinas LLC 1st. Mtg. Bonds 5.25% due 01/15/18	10,000	10,471

		46,919

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	9,359

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	78,909

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Sub. Notes 7.88% due 10/15/26*	75,000	70,899

Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	56,151

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	15,511

Multimedia — 0.2%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	$25,000	25,671
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	37,159

		62,830

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	50,000	45,891
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	15,000	14,116
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	39,492
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	9,698
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	14,688
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	56,130

		180,015

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	40,786
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	10,650
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,879
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	20,515

		76,830

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	86,999	90,580

Total U.S. Corporate Bonds & Notes (cost $2,043,873)		2,046,665

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	58,103

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13	40,000	42,210

Total Foreign Corporate Bonds & Notes (cost $93,801)		100,313

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds & Notes — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	$65,000	$66,964
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	46,497

Total Municipal Bonds & Notes (cost $119,871)		113,461

U.S. GOVERNMENT AGENCIES — 17.5%
Federal Home Loan Mtg. Corp. — 5.1%
4.50% due 09/01/35	102,052	102,190
4.50% due 02/01/39	856,087	854,839
5.00% due 10/01/35	81,925	84,170
5.00% due 12/01/35	116,978	120,182
5.00% due 05/01/38	259,669	267,107

		1,428,488

Federal National Mtg. Assoc. — 8.3%
4.50% due 09/01/35	75,371	75,591
4.50% due 03/01/38	580,917	580,491
4.50% due 08/01/38	644,428	643,955
4.50% due 01/01/39	67,003	66,948
5.00% due 03/01/19	311,177	327,455
5.00% due 04/01/19	61,011	64,203
5.00% due 07/01/33	28,242	29,100
5.00% due 03/01/34	67,764	69,822
5.00% due 09/01/34	43,557	44,839
5.00% due 08/01/35	142,401	146,413
5.00% due 06/01/36	292,131	300,362

		2,349,179

Government National Mtg. Assoc. — 3.9%
5.00% due 11/15/34	157,480	162,866
5.00% due 11/15/35	265,930	274,895
5.50% due 04/15/34	169,949	179,171
6.00% due 10/15/32	32,899	35,145
6.50% due 08/15/23	1,286	1,369
6.50% due 09/15/23	11,441	12,186
6.50% due 10/15/23	1,377	1,467
6.50% due 11/15/23	94,280	100,426
6.50% due 12/15/23	106,983	113,957
6.50% due 09/15/28	8,547	9,247
6.50% due 11/15/28	21,291	23,000
6.50% due 10/15/31	3,532	3,815
6.50% due 02/15/35	83,478	88,994
7.00% due 01/15/33	12,279	13,572
7.00% due 10/15/34	74,925	82,691

		1,102,801

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	$25,000	22,059
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	21,992

		44,051

Total U.S. Government Agencies (cost $4,796,244)		4,924,519

U.S. GOVERNMENT TREASURIES — 6.3%
U.S. Treasury Notes — 6.3%
1.00% due 09/30/11	475,000	474,870
2.38% due 08/31/10	300,000	303,973
3.88% due 05/15/18	600,000	609,234
4.13% due 08/15/10	195,000	199,563
4.63% due 02/15/17	175,000	188,959

Total U.S. Government Treasuries (cost $1,745,664)		1,776,599

Total Long-Term Investment Securities (cost $24,578,232)		26,947,519

REPURCHASE AGREEMENT — 4.1%
Banc of America Securities Joint Repurchase Agreement(1) (cost $1,165,000)	1,165,000	1,165,000

TOTAL INVESTMENTS (cost $25,743,232)(2)	99.9%	28,112,519
Other assets less liabilities	0.1	38,477

NET ASSETS	100.0%	$28,150,996

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $124,682 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt
FDIC — Federal Deposit Insurance Corporation
STRIPS — Separate trading of registered interest and principal of securities.

Open Futures Contracts

Number					Market	Unrealized
of			Expiration	Market Value at	Value as of	Appreciation
Contracts	Type	Description	Date	Trade Date	December 31, 2009	(Depreciation)

11	Short	E-Mini S&P 500 Index	March 2010	$596,826	$610,885	$(14,059)

Anchor Series Trust Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other	Level 3-Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$17,974,324	$—	$—	$17,974,324
Preferred Stock.	11,638	—	—	11,638
U.S. Corporate Bonds & Notes	—	2,046,665	—	2,046,665
Foreign Corporate Bonds & Notes	—	100,313	—	100,313
Municipal Bonds & Notes	—	113,461	—	113,461
U.S. Government Agencies	—	4,924,519	—	4,924,519
U.S. Government Treasuries	1,776,599	—	—	1,776,599
Repurchase Agreement	—	1,165,000	—	1,165,000
Other Financial Instruments@
Open Futures Contracts — Depreciation	(14,059)	—	—	(14,059)

Total	$19,748,502	$8,349,958	$—	$28,098,460

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited)

Industry Allocation*

Sovereign	18.9%
Diversified Banking Institutions	5.1
Oil Companies-Integrated	3.3
Banks-Commercial	3.0
Medical-Drugs	2.4
Repurchase Agreement	2.4
Enterprise Software/Service	2.3
Computers	2.3
Medical Products	2.2
Banks-Super Regional	2.1
Networking Products	1.9
Computers-Memory Devices	1.9
Food-Misc.	1.7
Auto-Cars/Light Trucks	1.7
Metal-Diversified	1.6
Diversified Minerals	1.6
Tobacco	1.5
U.S. Government Treasuries	1.5
Transport-Services	1.3
Wireless Equipment	1.3
Real Estate Operations & Development	1.3
Beverages-Non-alcoholic	1.3
Coal	1.2
Medical-Generic Drugs	1.2
Agricultural Chemicals	1.1
Airlines	1.1
Banks-Special Purpose	1.1
Web Portals/ISP	1.1
Metal Processors & Fabrication	1.0
Electronic Components-Semiconductors	1.0
Retail-Apparel/Shoe	0.9
Multimedia	0.9
Platinum	0.9
Building Products-Cement	0.8
Investment Management/Advisor Services	0.8
Diversified Manufacturing Operations	0.8
Medical-HMO	0.8
Photo Equipment & Supplies	0.8
Medical-Biomedical/Gene	0.7
E-Commerce/Services	0.7
Cellular Telecom	0.7
Retail-Consumer Electronics	0.7
Power Converter/Supply Equipment	0.7
Commercial Services-Finance	0.7
U.S. Treasury Notes	0.6
Apparel Manufacturers	0.6
Insurance Brokers	0.6
Insurance-Life/Health	0.6
Electric-Integrated	0.6
Oil Companies-Exploration & Production	0.6
E-Commerce/Products	0.5
Retail-Jewelry	0.5
Hotels/Motels	0.5
Batteries/Battery Systems	0.5
Telephone-Integrated	0.5
Semiconductor Equipment	0.5
Semiconductor Components-Integrated Circuits	0.5
Web Hosting/Design	0.5
Schools	0.4
Import/Export	0.4
Medical Instruments	0.4
Insurance-Multi-line	0.4
Oil-Field Services	0.4%
Computers-Integrated Systems	0.4
Containers-Metal/Glass	0.4
U.S. Treasury Bonds	0.4
Retail-Building Products	0.3
Aerospace/Defense	0.3
Electronic Measurement Instruments	0.3
Diversified Financial Services	0.3
Electronic Components-Misc.	0.3
Machinery-General Industrial	0.3
Retail-Auto Parts	0.3
Intimate Apparel	0.3
Motion Pictures & Services	0.2
Applications Software	0.2
Medical-Wholesale Drug Distribution	0.2
Coffee	0.2
Oil Field Machinery & Equipment	0.2
Internet Security	0.2
Building-Residential/Commercial	0.2
Advertising Sales	0.2
Cosmetics & Toiletries	0.2
Building Products-Wood	0.2
X-Ray Equipment	0.2
Printing-Commercial	0.2
Metal-Iron	0.1
Filtration/Separation Products	0.1
Retail-Sporting Goods	0.1
Consumer Products-Misc.	0.1
Transactional Software	0.1
Casino Hotels	0.1
Casino Services	0.1
Computers-Periphery Equipment	0.1
Federal National Mtg. Assoc.	0.1
Cable/Satellite TV	0.1
Travel Services	0.1

99.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO PROFILE — December 31, 2009 — (unaudited) — (continued)

Country Allocation*

United States	42.3%
United Kingdom	10.4
Switzerland	5.6
Japan	5.1
Canada	3.8
Singapore	2.8
France	2.5
Germany	2.4
Denmark	2.2
Sweden	2.1
Australia	2.1
Norway	2.0
Ireland	2.0
Bermuda	1.6
China	1.5
Poland	1.4
Cayman Islands	1.4
Hong Kong	1.3
Israel	1.2
Netherlands	1.1
South Africa	0.9
Brazil	0.7
Mexico	0.7
Greece	0.6
Turkey	0.4
Italy	0.3
India	0.2
Spain	0.2
Belgium	0.1
Finland	0.1

99.0%

*	Calculated as a percentage of net assets

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 73.7%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†	2,757	$43,698

Aerospace/Defense — 0.3%
Lockheed Martin Corp.	1,100	82,885

Agricultural Chemicals — 1.1%
Potash Corp. of Saskatchewan, Inc.	2,190	239,191
The Mosaic Co.	799	47,724

		286,915

Airlines — 1.1%
AMR Corp.†	6,800	52,564
British Airways PLC†(1)	20,992	62,624
Continental Airlines, Inc., Class B†	3,600	64,512
JetBlue Airways Corp.†	6,596	35,948
Ryanair Holdings PLC ADR†	363	9,736
UAL Corp.†	4,700	60,677

		286,061

Apparel Manufacturers — 0.6%
Coach, Inc.	2,585	94,430
Hanesbrands, Inc.†	2,500	60,275

		154,705

Applications Software — 0.2%
Red Hat, Inc.†	1,994	61,615

Auto-Cars/Light Trucks — 1.7%
Daimler AG(1)	4,342	231,980
Ford Motor Co.†	20,800	208,000

		439,980

Banks-Commercial — 3.0%
Banco Bradesco SA ADR	3,900	85,293
Banco Santander SA(1)	2,996	49,224
China Construction Bank Corp.(1)	58,000	49,369
HDFC Bank, Ltd. ADR	400	52,032
Itau Unibanco Holding SA ADR	2,700	61,668
National Bank of Greece SA†(1)	6,139	156,539
Standard Chartered PLC(1)	6,184	154,863
Sumitomo Mitsui Financial Group, Inc.(1)	2,300	65,572
Turkiye Garanti Bankasi AS(1)	24,985	106,124

		780,684

Banks-Super Regional — 2.1%
PNC Financial Services Group, Inc.	4,200	221,718
Wells Fargo & Co.	12,400	334,676

		556,394

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.†	2,200	134,816

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	5,500	334,400

Building Products-Cement — 0.8%
CRH PLC(1)	7,977	218,051

Building Products-Wood — 0.2%
Masco Corp.	2,920	40,325

Building-Residential/Commercial — 0.2%
MRV Engenharia e Participacoes SA(1)	5,925	47,297

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	1,463	24,666

Casino Hotels — 0.1%
MGM Mirage†	3,617	32,987

Casino Services — 0.1%
Bally Technologies, Inc.†	734	30,307

Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	3,900	183,222

Coal — 1.2%
CONSOL Energy, Inc.	1,500	74,700
Massey Energy Co.	1,400	58,814
Peabody Energy Corp.	4,133	186,853

		320,367

Coffee — 0.2%
Green Mountain Coffee Roasters, Inc.†	680	55,400

Commercial Services-Finance — 0.7%
The Western Union Co.	2,147	40,471
Visa, Inc., Class A	1,500	131,190

		171,661

Computers — 2.3%
Apple, Inc.†	1,628	343,280
Dell, Inc.†	12,800	183,808
Palm, Inc.†	600	6,024
Research In Motion, Ltd.†	842	56,869

		589,981

Computers-Integrated Systems — 0.4%
Fujitsu, Ltd.(1)	17,000	109,327

Computers-Memory Devices — 1.9%
NetApp, Inc.†	4,700	161,633
SanDisk Corp.†	2,757	79,925
Seagate Technology	13,637	248,057

		489,615

Computers-Periphery Equipment — 0.1%
Logitech International SA†	1,753	29,976

Consumer Products-Misc. — 0.1%
The Scotts Miracle-Gro Co., Class A	899	35,340

Containers-Metal/Glass — 0.4%
Rexam PLC(1)	22,003	102,802

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	1,283	40,414

Diversified Banking Institutions — 5.1%
Bank of America Corp.	12,300	185,238
HSBC Holdings PLC(1)	22,666	258,672
Julius Baer Group, Ltd.(1)	1,871	65,346
Mitsubishi UFJ Financial Group, Inc.(1)	45,100	220,818
The Goldman Sachs Group, Inc.	858	144,865
UBS AG†(1)	30,129	462,839

		1,337,778

Diversified Manufacturing Operations — 0.8%
Illinois Tool Works, Inc.	3,200	153,568
Ingersoll-Rand PLC	1,601	57,220

		210,788

Diversified Minerals — 1.6%
Xstrata PLC†(1)	23,084	406,595

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,048	140,977

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

E-Commerce/Services — 0.7%
Ctrip.com International, Ltd. ADR†	914	$65,680
eBay, Inc.†	5,100	120,054

		185,734

Electric-Integrated — 0.6%
Northeast Utilities	5,500	141,845

Electronic Components-Misc. — 0.3%
Jabil Circuit, Inc.	3,840	66,701

Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A†	1,300	40,885
MEMC Electronic Materials, Inc.†	1,200	16,344
NVIDIA Corp.†	2,934	54,807
Skyworks Solutions, Inc.†	2,540	36,043
Texas Instruments, Inc.	4,000	104,240

		252,319

Electronic Measurement Instruments — 0.3%
Itron, Inc.†	668	45,137
Trimble Navigation, Ltd.†	1,124	28,325

		73,462

Enterprise Software/Service — 2.3%
BMC Software, Inc.†	4,000	160,400
Concur Technologies, Inc.†	1,358	58,054
Oracle Corp.	15,800	387,732

		606,186

Filtration/Separation Products — 0.1%
Pall Corp.	1,000	36,200

Food-Misc. — 1.7%
Groupe Danone SA(1)	4,738	288,541
Nestle SA(1)	3,127	151,918

		440,459

Hotel/Motels — 0.5%
Shangri-La Asia, Ltd.(1)	73,333	137,168

Import/Export — 0.4%
Mitsui & Co., Ltd.(1)	8,100	114,673

Insurance Brokers — 0.6%
Marsh & McLennan Cos., Inc.	6,900	152,352

Insurance-Life/Health — 0.6%
China Life Insurance Co., Ltd.(1)	30,000	146,991

Insurance-Multi-line — 0.4%
ING Groep NV†(1)	11,521	111,376

Internet Security — 0.2%
McAfee, Inc.†	1,200	48,684

Intimate Apparel — 0.3%
The Warnaco Group, Inc.†	1,500	63,285

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	1,239	48,098
Franklin Resources, Inc.	476	50,147
Invesco, Ltd.	4,900	115,101

		213,346

Machinery-General Industrial — 0.3%
MAN SE(1)	840	65,422

Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	196	17,022
Intuitive Surgical, Inc.†	318	96,456

		113,478

Medical Products — 2.2%
Covidien PLC	4,700	225,083
Johnson & Johnson	5,300	341,373

		566,456

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.†	2,900	164,053
Amylin Pharmaceuticals, Inc.†	700	9,933
Myriad Genetics, Inc.†	500	13,050

		187,036

Medical-Drugs — 2.4%
AstraZeneca PLC(1)	1,972	92,659
Auxilium Pharmaceuticals, Inc.†	1,300	38,974
Cephalon, Inc.†	536	33,452
Daiichi Sankyo Co., Ltd.(1)	2,300	48,123
Eisai Co., Ltd.(1)	2,200	80,644
Myriad Pharmaceuticals, Inc.†	150	754
Pfizer, Inc.	18,400	334,696

		629,302

Medical-Generic Drugs — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR	5,400	303,372

Medical-HMO — 0.8%
Aetna, Inc.	1,432	45,395
UnitedHealth Group, Inc.	5,390	164,287

		209,682

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	1,800	58,032

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	2,400	264,840

Metal-Diversified — 1.6%
Rio Tinto PLC(1)	7,912	426,428

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	790	36,411

Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	1,561	62,362

Multimedia — 0.9%
Pearson PLC(1)	4,036	58,020
WPP PLC(1)	18,191	177,633

		235,653

Networking Products — 1.9%
Atheros Communications, Inc.†	1,800	61,632
Cisco Systems, Inc.†	16,400	392,616
Juniper Networks, Inc.†	1,487	39,658

		493,906

Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	2,000	124,840
Lundin Petroleum AB†(1)	2,101	16,532

		141,372

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Integrated — 3.3%
BG Group PLC(1)	11,597	$207,677
Hess Corp.	4,200	254,100
PetroChina Co., Ltd. ADR	1,600	190,336
Suncor Energy, Inc.	6,055	215,429

		867,542

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	1,249	55,068

Oil-Field Services — 0.4%
Baker Hughes, Inc.	2,739	110,875

Photo Equipment & Supplies — 0.8%
Konica Minolta Holdings, Inc.(1)	8,500	87,177
Nikon Corp.(1)	6,200	122,280

		209,457

Platinum — 0.9%
Impala Platinum Holdings, Ltd.(1)	8,481	230,557

Power Converter/Supply Equipment — 0.7%
Schneider Electric SA(1)	1,496	173,314

Printing-Commercial — 0.2%
VistaPrint NV†	655	37,112

Real Estate Investment Trusts — 0.0%
Simon Property Group, Inc.	5	399

Real Estate Operations & Development — 1.3%
Hang Lung Properties, Ltd.(1)	36,000	140,651
Sun Hung Kai Properties, Ltd.(1)	13,500	200,319

		340,970

Retail-Apparel/Shoe — 0.9%
Esprit Holdings, Ltd.(1)	18,239	120,040
The Gap, Inc.	1,635	34,253
Urban Outfitters, Inc.†	2,543	88,980

		243,273

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,600	64,768

Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	3,628	84,859

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	4,425	174,610

Retail-Jewelry — 0.5%
Compagnie Financiere Richemont SA(1)	4,139	138,495

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	1,441	35,838

Schools — 0.4%
Apollo Group, Inc., Class A†	1,900	115,102

Semiconductor Components-Integrated Circuits — 0.5%
Cypress Semiconductor Corp.†	1,960	20,697
Marvell Technology Group, Ltd.†	2,785	57,789
Maxim Integrated Products, Inc.	2,100	42,630

		121,116

Semiconductor Equipment — 0.5%
Lam Research Corp.†	3,100	121,551

Telephone-Integrated — 0.5%
Koninklijke KPN NV(1)	7,595	128,824

	Shares/	Market
	Principal	Value
Security Description	Amount(4)	(Note 2)

Tobacco — 1.5%
Imperial Tobacco Group PLC(1)	6,309	$198,829
Japan Tobacco, Inc.(1)	60	202,450

		401,279

Toys — 0.0%
Marvel Entertainment, Inc.†	12	649

Transactional Software — 0.1%
SXC Health Solutions Corp.†	632	34,096

Transport-Services — 1.3%
C.H. Robinson Worldwide, Inc.	2,400	140,952
FedEx Corp.	2,500	208,625

		349,577

Travel Services — 0.1%
Thomas Cook Group PLC(1)	4,298	15,962

Web Hosting/Design — 0.5%
Equinix, Inc.†	1,100	116,765

Web Portals/ISP — 1.1%
Google, Inc., Class A†	169	104,777
Yahoo!, Inc.†	10,218	171,458

		276,235

Wireless Equipment — 1.3%
American Tower Corp., Class A†	896	38,716
QUALCOMM, Inc.	6,700	309,942

		348,658

X-Ray Equipment — 0.2%
Hologic, Inc.†	2,723	39,483

Total Common Stock (cost $16,169,170)		19,200,996

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(2)(3) (cost $0)	1,125	0

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(5)	$25,000	25,577
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(5)	25,000	25,893
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 0.36% due 07/15/42(5)(6)	20,995	20,469

Total Asset Backed Securities (cost $71,710)		71,939

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

			Market
		Principal	Value
Security Description		Amount(4)	(Note 2)

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks-Special Purpose — 1.1%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	$114,929
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	65,269
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		100,000	101,453

			281,651

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)		50,000	0

Total Foreign Corporate Bonds & Notes
(cost $269,564)			281,651

FOREIGN GOVERNMENT AGENCIES — 16.9%
Sovereign — 16.9%
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	5,000	7,410
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	25,000	38,604
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	50,000	77,111
Government of Australia Bonds 5.75% due 06/15/11	AUD	130,000	118,944
Government of Australia Bonds 6.00% due 02/15/17	AUD	235,000	216,913
Government of Australia Bonds 6.25% due 04/15/15	AUD	225,000	210,936
Government of Canada Bonds 3.75% due 06/01/19	CAD	90,000	87,001
Government of Canada Bonds 4.50% due 06/01/15	CAD	150,000	154,980
Government of Canada Bonds 5.75% due 06/01/33	CAD	125,000	147,189
Government of Canada Bonds 6.00% due 06/01/11	CAD	85,000	86,845
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	15,237
Government of France Bonds 4.00% due 04/25/13	EUR	25,000	38,090
Government of France Bonds 4.25% due 04/25/19	EUR	25,000	37,831
Government of France Bonds 4.75% due 04/25/35	EUR	10,000	15,429
Government of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	13,889
Government of Japan Bonds 0.70% due 12/20/13	JPY	14,350,000	156,116
Government of Japan Bonds 1.30% due 12/20/18	JPY	1,650,000	17,965
Government of Japan Bonds 1.80% due 06/20/17	JPY	1,900,000	21,768
Government of Japan Bonds 2.10% due 12/20/27	JPY	8,150,000	88,940
Government of Japan Bonds 2.20% due 09/20/28	JPY	1,050,000	11,567
Government of Poland Bonds 5.00% due 10/24/13	PLN	370,000	126,769
Government of Poland Bonds 5.75% due 09/23/22	PLN	330,000	109,556
Government of Poland Bonds 6.25% due 10/24/15	PLN	400,000	141,516
Government of Singapore Bonds 3.63% due 07/01/14	SGD	925,000	728,356
Hellenic Republic of Greece Bonds 4.60% due 09/20/40	EUR	10,000	10,925
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	35,000	52,618
Kingdom of Belgium Bonds 5.00% due 03/28/35	EUR	10,000	15,402
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	450,000	90,952
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	600,000	119,903
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	450,000	94,488
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	890,000	229,689
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	735,000	129,040
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,080,000	396,992
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	250,000	36,323

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

			Market
		Principal	Value
Security Description		Amount(4)	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,050,000	$159,750
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,515,000	242,270
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	755,000	111,569
Republic of Italy Bonds 6.00% due 05/01/31	EUR	20,000	33,328

Total Foreign Government Agencies (cost $3,973,759)			4,392,211

FOREIGN GOVERNMENT TREASURIES — 2.0%
Sovereign — 2.0%
United Kingdom Gilt Treasury Bonds 4.25% due 12/04/55	GBP	35,000	55,972
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/19	GBP	25,000	41,696
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	50,000	87,604
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	55,000	92,123
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	40,000	68,078
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/25	GBP	25,000	42,846
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	80,000	135,694

Total Foreign Government Treasuries (cost $500,835)			524,013

U.S. GOVERNMENT AGENCIES — 0.1%
Federal National Mtg. Assoc. — 0.1%
4.79% due 11/01/12		25,000	26,144
7.64% due 04/01/10		2,793	2,791

Total U.S. Government Agencies (cost $28,044)			28,935

U.S. GOVERNMENT TREASURIES — 1.0%
U.S. Treasury Bonds — 0.4%
4.25% due 05/15/39		20,000	18,762
4.50% due 05/15/38		80,000	78,338

			97,100

U.S. Treasury Notes — 0.6%
0.88% due 03/31/11		$75,000	75,138
1.88% due 02/28/14		65,000	63,928
3.88% due 05/15/18		25,000	25,385

			164,451

Total U.S. Government Treasuries (cost $271,603)			261,551

Total Long-Term Investment Securities (cost $21,284,685)			24,761,296

SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Treasuries — 1.5%
U.S. Treasury Bills 0.02% due 02/04/10		250,000	249,995
0.02% due 03/04/10		150,000	149,989

Total Short-Term Investment Securities (cost $399,990)			399,984

REPURCHASE AGREEMENT — 2.4%
Banc of America Securities Joint Repurchase Agreement(7) (cost $625,000)		625,000	625,000

TOTAL INVESTMENTS (cost $22,309,675)(8)		99.0%	25,786,280
Other assets less liabilities		1.0	272,545

NET ASSETS		100.0%	$26,058,825

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2009, the aggregate value of these securities was $101,453 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at December 31, 2009. The aggregate value of these securities was $6,650,745 representing 25.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At December 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	Denominated in United States dollars unless otherwise indicated.
(5)	Commercial Mortgage Backed Security
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2009.
(7)	See Note 2 for details of Joint Repurchase Agreement.
(8)	See Note 6 for cost of investments on a tax basis.
ADR — American Depository Receipt

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Date	Trade Date	December 31, 2009	(Depreciation)

1	Long	U.S. Treasury 10 Year Note	March 2010	$119,770	$115,453	$(4,317)
4	Long	U.S. Treasury 5 Year Note	March 2010	467,792	457,531	(10,261)
16	Short	E-Mini S&P 500 Index	March 2010	873,056	888,560	(15,504)
3	Short	FTSE 100 Index	March 2010	254,954	259,741	(4,787)
1	Long	LIFFE Long GILT	March 2010	189,087	184,820	(4,267)
1	Short	S&P/Toronto Stock Exchange 60	March 2010	128,375	131,788	(3,413)
3	Short	TOPIX Index	March 2010	290,047	291,476	(1,429)
1	Long	Euro-Bobl	March 2010	166,980	165,943	(1,037)
2	Long	Euro-Bund	March 2010	352,354	347,755	(4,599)
1	Long	EURO-Schatz	March 2010	154,842	154,896	54
7	Short	Dow Jones Euro Stoxx 50	March 2010	290,246	298,485	(8,239)

						$(57,799)

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	AUD	1,101,000	USD	986,860	03/17/2010	$5,134
	CHF	845,000	USD	828,491	03/17/2010	11,264
*	CNY	970,000	USD	142,605	01/22/2010	499
*	CNY	3,492,000	USD	512,926	03/17/2010	1,041
*	CNY	1,015,000	USD	165,704	07/20/2012	8,901
	DKK	2,810,000	USD	551,370	03/17/2010	10,501
*	EUR	788,000	USD	1,159,392	03/17/2010	29,880
	GBP	350,000	USD	576,007	01/22/2010	10,741
*	GBP	444,000	USD	721,093	03/17/2010	4,261
	HKD	2,283,000	USD	294,744	01/20/2010	261
	HKD	1,770,000	USD	228,499	01/22/2010	184
	JPY	14,402,000	USD	159,226	01/20/2010	4,578
*	JPY	24,300,000	USD	275,676	01/22/2010	14,741
*	JPY	140,753,000	USD	1,564,024	03/17/2010	52,196
	JPY	78,303,000	USD	853,903	06/23/2010	12,080
*	NOK	3,435,000	USD	591,410	03/17/2010	57
	PLN	1,095,000	USD	382,680	03/17/2010	2,082
*	SGD	1,081,000	USD	777,979	03/17/2010	9,129
	USD	12,746	ZAR	95,000	01/20/2010	91
	USD	122,892	BRL	215,000	01/22/2010	149
	USD	268,051	KRW	313,620,000	01/22/2010	1,132
	USD	187,625	TWD	6,004,000	01/22/2010	1,352
*	USD	96,486	PHP	4,530,000	01/25/2010	1,272
	USD	302,025	BRL	537,000	03/17/2010	2,004
*	USD	544,611	CAD	577,000	03/17/2010	7,086
*	USD	443,256	GBP	275,000	03/17/2010	728
*	USD	232,697	NOK	1,356,000	03/17/2010	746
*	USD	196,412	NZD	276,000	03/17/2010	2,977
	USD	949,093	SEK	6,781,000	03/17/2010	954
*	USD	190,893	CNY	1,245,000	07/20/2012	1,442

						$197,463

Anchor Series Trust Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

	BRL	285,000	USD	161,199	01/20/2010	$(1,972)
*	CAD	1,365,000	USD	1,292,920	03/17/2010	(12,221)
*	HUF	4,500,000	USD	23,160	03/17/2010	(497)
	ILS	850,000	USD	223,273	03/17/2010	(1,100)
*	INR	7,020,000	USD	149,835	01/25/2010	(794)
*	NZD	276,000	USD	196,351	03/17/2010	(3,037)
*	PHP	4,530,000	USD	96,520	01/25/2010	(1,238)
	USD	50,389	CAD	52,000	01/20/2010	(668)
	USD	622,257	CHF	628,000	01/20/2010	(15,114)
	USD	568,993	AUD	618,000	01/22/2010	(14,824)
*	USD	547,756	CNY	3,722,000	01/22/2010	(2,480)
	USD	914,050	EUR	615,000	01/22/2010	(32,430)
	USD	166,990	INR	7,740,000	01/22/2010	(874)
*	USD	966,691	JPY	87,900,000	01/22/2010	(22,816)
	USD	150,835	RUB	4,466,000	01/22/2010	(3,741)
	USD	143,885	SGD	200,000	01/22/2010	(1,549)
	USD	24,387	EUR	17,000	01/25/2010	(17)
*	USD	399,124	INR	18,470,000	01/25/2010	(2,809)
*	USD	518,598	AUD	576,000	03/17/2010	(4,997)
*	USD	13,220	CNY	90,000	03/17/2010	(27)
*	USD	355,687	EUR	245,000	03/17/2010	(4,506)
*	USD	23,962	HUF	4,500,000	03/17/2010	(305)
*	USD	1,436,222	JPY	128,220,000	03/17/2010	(59,010)
	USD	96,898	KRW	112,800,000	03/17/2010	(265)
	USD	582,693	SEK	4,150,000	03/17/2010	(2,429)
*	USD	179,459	SGD	250,000	03/17/2010	(1,649)
	USD	91,935	HKD	705,000	06/12/2012	(270)

						(191,639)

		Net Unrealized Appreciation (Depreciation)				$5,824

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD  — Australian Dollar
BRL  — Brazilian Real
CAD  — Canadian Dollar
CHF  — Swiss Franc
CNY  — Yuan (Chinese) Renminbi
DKK  — Danish Krone
EUR  — Euro
GBP  — British Pound Sterling
HKD  — Hong Kong Dollar
HUF  — Hungarian Forint
ILS  — Israeli Shekel
INR  — Indian Rupee
JPY  — Japanese Yen
KRW  — South Korean Won
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
PHP  — Philippine Peso
PLN  — Polish Zloty
RUB  — Russian Ruble
SEK  — Swedish Krona
SGD  — Singapore Dollar
TWD  — Taiwan Dollar
USD  — United States Dollar
ZAR  — South African Rand

Anchor Series Trust Strategic Multi-Asset Portfolio PORTFOLIO OF INVESTMENTS — December 31, 2009 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2009 (see Note 2):

	Level 1-Unadjusted	Level 2-Other		Level 3-Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$330,103	$1,007,675	†	$—	$1,337,778
Other Industries*	12,220,148	5,643,070	†	—	17,863,218
Preferred Stock	—	—		0	0
Asset Backed Securities	—	71,939		—	71,939
Foreign Corporate Bonds & Notes	—	281,651		0	281,651
Foreign Government Agencies	—	4,392,211		—	4,392,211
Foreign Government Treasuries	—	524,013		—	524,013
U.S. Government Agencies	—	28,935		—	28,935
U.S. Government Treasuries	261,551	—		—	261,551
Short-Term Investment Securities:
U.S. Government Treasuries	149,989	249,995		—	399,984
Repurchase Agreement	—	625,000		—	625,000
Other Financial Instruments@
Open Futures Contracts Appreciation	54	—		—	54
Open Futures Contracts Depreciation	(57,853)	—		—	(57,853)
Open Forward Foreign Currency Contracts Appreciation	—	197,463		—	197,463
Open Forward Foreign Currency Contracts Depreciation	—	(191,639)		—	(191,639)

Total	$12,903,992	$12,830,313		$0	$25,734,305

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value:

			U.S. Corporate	Foreign Corporate
	Common Stock	Preferred Stock	Bonds & Notes	Bonds & Notes

Balance as of 12/31/2008	$199,746	$0	$0	$0
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	(84,875)	—	(63,362)	—
Change in unrealized appreciation (depreciation)	46,778	—	63,792	—
Net purchases (sales)	(96,045)	—	(430)	—
Transfers in and/or out of Level 3	(65,604)	—	—	—

Balance as of 12/31/2009	$—	$0	$—	$0

See Notes to Financial Statements

Anchor Series Trust
STATEMENT OF ASSETS AND LIABILITIES — December 31, 2009

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$1,057,785,984	$240,472,010
Short-term investment securities, at market value (unaffiliated)*	8,978,763	—	—
Repurchase agreements (cost approximates market value)	155,000	62,280,000	8,151,000

Total investments	9,133,763	1,120,065,984	248,623,010

Cash	3,645	4,799	11,190
Foreign cash*	—	—	4,356
Due from broker@	—	—	—
Receivable for:
Fund shares sold	—	33,838,018	435,068
Dividends and interest	2,981	6,973,729	1,096,706
Investments sold	—	227,085,373	311,870
Prepaid expenses and other assets	378	21,208	84,740
Due from investment adviser for expense reimbursements/fee waivers	9,305	—	—
Variation margin on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—

Total assets	9,150,072	1,387,989,111	250,566,940

LIABILITIES:
Payable for:
Fund shares redeemed	10,338	1,332,970	640,223
Investments purchased	—	227,622,500	590,561
Investment advisory and management fees	3,876	524,753	137,128
Service fees — Class 2	—	12,251	2,905
Service fees — Class 3	—	148,586	6,396
Trustees’ fees and expenses	2,129	20,087	4,967
Other accrued expenses	41,532	307,972	96,249
Unrealized depreciation on forward foreign currency contracts	—	—	—

Total liabilities	57,875	229,969,119	1,478,429

NET ASSETS	$9,092,197	$1,158,019,992	$249,088,511

NET ASSETS REPRESENTED BY:
Capital paid-in	9,094,183	1,113,386,438	265,189,240
Accumulated undistributed net investment income (loss)	(1,986)	42,389,564	6,315,493
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign bond forward contracts, and foreign exchange transactions	—	(11,727,477)	(40,702,934)
Unrealized appreciation (depreciation) on investments	—	13,971,467	18,286,626
Unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	86

NET ASSETS	$9,092,197	$1,158,019,992	$249,088,511

Class 1 (unlimited shares authorized):
Net assets	$9,092,197	$342,035,649	$195,872,321
Shares of beneficial interest issued and outstanding	9,092,174	22,879,244	16,320,909
Net asset value, offering and redemption price per share	$1.00	$14.95	$12.00

Class 2 (unlimited shares authorized):
Net assets	$—	$96,914,420	$22,830,883
Shares of beneficial interest issued and outstanding	—	6,487,669	1,905,845
Net asset value, offering and redemption price per share	$—	$14.94	$11.98

Class 3 (unlimited shares authorized):
Net assets	$—	$719,069,923	$30,385,307
Shares of beneficial interest issued and outstanding	—	48,226,964	2,541,180
Net asset value, offering and redemption price per share	$—	$14.91	$11.96

* Cost
Long-term investment securities (unaffiliated)	$—	$1,043,814,517	$222,185,384

Short-term investment securities (unaffiliated)	$8,978,763	$—	$—

Foreign cash	$—	$—	$4,328

@ See Note 2

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$9,478,113	$448,735,369	$1,108,575,309	$319,838,812	$26,947,519	$24,761,296
—	—	—	—	—	399,984
150,000	6,985,000	7,055,000	10,485,000	1,165,000	625,000

9,628,113	455,720,369	1,115,630,309	330,323,812	28,112,519	25,786,280

2,155	4,503	381,399	3,450	3,208	6,388
—	—	12	95,154	—	2,254
—	—	—	—	49,500	150,263

—	200,101	986,405	128,366	—	—
10,430	421,715	442,162	218,952	84,221	97,305
83,471	4,100,042	5,589,019	—	34,684	89,672
10,523	264,577	83,565	17,673	9,632	10,845
—	—	—	—	—	—
—	—	—	—	6,270	7,680
—	—	—	—	—	197,463

9,734,692	460,711,307	1,123,112,871	330,787,407	28,300,034	26,348,150

3,009	3,956,249	13,668,832	4,986,730	8,643	6,103
36,025	3,035,075	8,066,902	—	58,301	—
5,767	277,449	657,414	206,382	24,008	22,151
—	5,001	9,629	3,408	—	—
—	33,544	104,203	35,871	—	—
1,174	18,906	34,072	3,941	4,138	2,849
43,267	119,666	237,490	105,309	53,948	66,583
—	—	—	—	—	191,639

89,242	7,445,890	22,778,542	5,341,641	149,038	289,325

$9,645,450	$453,265,417	$1,100,334,329	$325,445,766	$28,150,996	$26,058,825

11,823,556	574,407,043	1,152,307,968	212,499,878	31,662,140	28,532,988
3,695	2,568,815	310,995	2,277,013	363,747	(88,175)

(3,295,919)	(188,794,616)	(252,220,141)	18,776,990	(6,230,119)	(5,814,410)
1,114,118	65,084,175	199,940,248	91,891,519	2,369,287	3,476,605

—	—	—	—	(14,059)	(57,799)
—	—	(4,741)	366	—	9,616

$9,645,450	$453,265,417	$1,100,334,329	$325,445,766	$28,150,996	$26,058,825

$9,645,450	$258,081,327	$534,855,645	$130,566,141	$28,150,996	$26,058,825
1,347,678	14,082,877	17,849,321	3,267,067	4,953,227	3,839,894
$7.16	$18.33	$29.97	$39.96	$5.68	$6.79

$—	$38,881,700	$73,573,407	$26,828,154	$—	$—
—	2,122,840	2,483,289	673,303	—	—
$—	$18.32	$29.63	$39.85	$—	$—

$—	$156,302,390	$491,905,277	$168,051,471	$—	$—
—	8,549,028	16,714,849	4,229,328	—	—
$—	$18.28	$29.43	$39.73	$—	$—

$8,363,995	$383,651,194	$908,635,061	$227,947,293	$24,578,232	$21,284,685

$—	$—	$—	$—	$—	$399,990

$—	$—	$12	$94,913	$—	$2,272

Anchor Series Trust
STATEMENT OF OPERATIONS — For the year ended December 31, 2009

		Government	Asset
	Money Market	and Quality	Allocation
	Portfolio	Bond Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$3,852,989
Interest (unaffiliated)	74,065	51,134,791	4,322,673

Total investment income*	74,065	51,134,791	8,175,662

EXPENSES:
Investment advisory and management fees	56,665	6,259,135	1,522,616
Services Fees:
Class 2	—	156,715	31,547
Class 3	—	1,693,111	67,837
Custodian and accounting fees	25,629	316,411	143,675
Reports to shareholders	4,069	309,461	67,822
Audit and tax fees	36,318	49,554	37,378
Legal fees	9,411	55,600	11,084
Trustees’ fees and expenses	715	47,122	11,130
Interest expense	—	—	—
Other expenses	16,313	29,622	23,700

Total expenses before fee waivers, expense reimbursements, custody credits and fees paid indirectly	149,120	8,916,731	1,916,789
Fees waived and expenses reimbursed by investment advisor (Note 3)	(79,671)	—	—
Custody credits earned on cash balances	(1)	(33)	(7)
Fees paid indirectly (Note 4)	—	—	(51,257)

Net expenses	69,448	8,916,698	1,865,525

Net investment income (loss)	4,617	42,218,093	6,310,137

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	14	(5,619,350)	(15,868,287)
Net realized gain (loss) on futures contracts, options contracts and foreign bond forward contracts	—	(1,214,035)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	3,132

Net realized gain (loss) on investments and foreign currencies	14	(6,833,385)	(15,865,155)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	10,773,237	56,140,034
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	295

Net unrealized gain (loss) on investments and foreign currencies	—	10,773,237	56,140,329

Net realized and unrealized gain (loss) on investments and foreign currencies	14	3,939,852	40,275,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,631	$46,157,945	$46,585,311

* Net of foreign withholding taxes on interest and dividends of	$—	$6,551	$101,734

See Notes to Financial Statements

Growth and		Capital	Natural		Strategic
Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$145,376	$6,322,837	$8,980,052	$4,936,954	$292,679	$333,038
265	12,483	21,080	17,246	445,684	208,544

145,641	6,335,320	9,001,132	4,954,200	738,363	541,582

58,685	2,938,919	6,823,789	2,081,000	266,756	242,135

—	53,290	101,071	34,900	—	—
—	353,819	1,057,803	359,611	—	—
32,470	111,028	176,894	52,931	43,267	70,170
1,984	114,737	276,095	77,034	6,445	5,889
33,598	38,634	45,378	37,427	35,050	41,681
2,322	21,392	53,093	13,728	5,344	5,323
512	17,011	38,698	9,967	1,419	1,287
—	—	3,675	—	—	—
9,259	21,927	40,920	16,454	9,734	12,858

138,830	3,670,757	8,617,416	2,683,052	368,015	379,343
—	—	—	—	—	—
(1)	(3)	(33)	(4)	(1)	(1)
(167)	(22,176)	(232,569)	—	(437)	(1,464)

138,662	3,648,578	8,384,814	2,683,048	367,577	377,878

6,979	2,686,742	616,318	2,271,152	370,786	163,704

(966,251)	(55,165,984)	(32,179,375)	19,112,394	(1,624,062)	(428,579)
—	—	(629,140)	—	(33,358)	(316,640)
(11)	—	(105,416)	26,230	3	(350,432)

(966,262)	(55,165,984)	(32,913,931)	19,138,624	(1,657,417)	(1,095,651)

3,434,557	185,063,134	341,020,073	103,641,892	6,989,489	6,112,803
—	—	—	—	(20,934)	(156,356)
—	—	(23,289)	1,370	—	252,421

3,434,557	185,063,134	340,996,784	103,643,262	6,968,555	6,208,868

2,468,295	129,897,150	308,082,853	122,781,886	5,311,138	5,113,217

$2,475,274	$132,583,892	$308,699,171	$125,053,038	$5,681,924	$5,276,921

$509	$4,618	$201,137	$309,152	$1,184	$21,618

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Money Market		Government and Quality Bond
	Portfolio		Portfolio
	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,617	$239,455	$42,218,093	$52,772,367
Net realized gain (loss) on investments and foreign currencies	14	2,168	(6,833,385)	10,072,413
Net unrealized gain (loss) on investments and foreign currencies	—	—	10,773,237	(13,293,148)

Net increase (decrease) in net assets resulting from operations	4,631	241,623	46,157,945	49,551,632

Distributions to shareholders from:
Net investment income — Class 1	(6,249)	(239,713)	(17,463,391)	(16,816,895)
Net investment income — Class 2	—	—	(4,721,884)	(4,952,927)
Net investment income — Class 3	—	—	(31,446,709)	(29,000,047)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—
Return of capital — Class 1	(278)	—	—	—
Return of capital — Class 2	—	—	—	—
Return of capital — Class 3	—	—	—	—

Total distributions to shareholders	(6,527)	(239,713)	(53,631,984)	(50,769,869)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,637,924)	610,884	(37,712,972)	32,603,810

Total increase (decrease) in net assets	(4,639,820)	612,794	(45,187,011)	31,385,573

NET ASSETS:
Beginning of period	13,732,017	13,119,223	1,203,207,003	1,171,821,430

End of period†	$9,092,197	$13,732,017	$1,158,019,992	$1,203,207,003

† Includes accumulated undistributed net investment income (loss)	$(1,986)	$1,910	$42,389,564	$51,828,907

See Notes to Financial Statements

Asset Allocation		Growth and		Growth
Portfolio		Income Portfolio		Portfolio
For the year	For the year	For the year	For the year	For the year	For the year
ended	ended	ended	ended	ended	ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2009	2008	2009	2008	2009	2008

$6,310,137	$8,604,957	$6,979	$41,013	$2,686,742	$3,981,203
(15,865,155)	(22,107,075)	(966,262)	(2,180,789)	(55,165,984)	(130,732,328)
56,140,329	(66,947,094)	3,434,557	(3,451,476)	185,063,134	(159,928,248)

46,585,311	(80,449,212)	2,475,274	(5,591,252)	132,583,892	(286,679,373)

(6,965,281)	(7,936,265)	(37,582)	(57,315)	(2,570,072)	(2,602,890)
(756,466)	(814,760)	—	—	(322,047)	(292,737)
(954,376)	(964,922)	—	—	(1,091,461)	(858,123)
—	(41,423,466)	—	(2,067,731)	—	(68,245,060)
—	(4,492,079)	—	—	—	(10,302,846)
—	(5,522,848)	—	—	—	(38,747,100)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(8,676,123)	(61,154,340)	(37,582)	(2,125,046)	(3,983,580)	(121,048,756)

(29,680,205)	(258,423)	(879,472)	58,304	(72,498,777)	17,165,101

8,228,983	(141,861,975)	1,558,220	(7,657,994)	56,101,535	(390,563,028)

240,859,528	382,721,503	8,087,230	15,745,224	397,163,882	787,726,910

$249,088,511	$240,859,528	$9,645,450	$8,087,230	$453,265,417	$397,163,882

$6,315,493	$8,602,657	$3,695	$34,309	$2,568,815	$3,865,653

Anchor Series Trust
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Capital Appreciation
	Portfolio

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2009	2008

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$616,318	$(2,166,589)
Net realized gain (loss) on investments and foreign currencies	(32,913,931)	(216,724,377)
Net unrealized gain (loss) on investments and foreign currencies	340,996,784	(473,236,852)

Net increase (decrease) in net assets resulting from operations	308,699,171	(692,127,818)

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	(154,260,560)
Net realized gain on securities — Class 2	—	(22,161,036)
Net realized gain on securities — Class 3	—	(115,704,548)
Return of capital — Class 1	—	—
Return of capital — Class 2	—	—
Return of capital — Class 3	—	—

Total distributions to shareholders	—	(292,126,144)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(166,254,474)	130,082,732

Total increase (decrease) in net assets	142,444,697	(854,171,230)

NET ASSETS:
Beginning of period	957,889,632	1,812,060,862

End of period†	$1,100,334,329	$957,889,632

† Includes accumulated undistributed net investment income (loss)	$310,995	$(199,907)

See Notes to Financial Statements

				Strategic
Natural Resources		Multi-Asset		Multi-Asset
Portfolio		Portfolio		Portfolio
For the	For the	For the	For the	For the	For the
year ended	year ended	year ended	year ended	year ended	year ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2009	2008	2009	2008	2009	2008

$2,271,152	$3,537,480	$370,786	$629,506	$163,704	$320,233
19,138,624	17,894,723	(1,657,417)	(4,429,035)	(1,095,651)	(3,768,977)
103,643,262	(277,055,542)	6,968,555	(6,398,221)	6,208,868	(7,369,978)

125,053,038	(255,623,339)	5,681,924	(10,197,750)	5,276,921	(10,818,722)

(1,621,375)	(1,799,816)	(650,258)	(746,766)	(1,506,091)	—
(283,968)	(304,366)	—	—	—	—
(1,565,434)	(1,322,129)	—	—	—	—
(7,112,281)	(36,493,361)	—	(3,817,940)	—	(5,877,248)
(1,493,409)	(7,429,173)	—	—	—	—
(9,345,431)	(37,212,380)	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(21,421,898)	(84,561,225)	(650,258)	(4,564,706)	(1,506,091)	(5,877,248)

(15,914,357)	35,790,198	(4,036,474)	(1,312,234)	(2,160,358)	2,109,971

87,716,783	(304,394,366)	995,192	(16,074,690)	1,610,472	(14,585,999)

237,728,983	542,123,349	27,155,804	43,230,494	24,448,353	39,034,352

$325,445,766	$237,728,983	$28,150,996	$27,155,804	$26,058,825	$24,448,353

$2,277,013	$3,450,408	$363,747	$615,513	$(88,175)	$1,379,122

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2009

1. Organization:  Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 9 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”)*, an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of SunAmerica Annuity and Life Assurance Company†, First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable contracts issued by Phoenix Life Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment objectives for each Portfolio are as follows:

The Money Market Portfolio seeks current income consistent with stability of principal through investments in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach; may be concentrated more than other Portfolios.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, using a value approach, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. “Net Assets” will take into account borrowing for investment purposes.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

*  Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.
† Effective June 20, 2009, AIG SunAmerica Life Assurance Company changed its name to SunAmerica Annuity and Life Assurance Company

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications:  The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2009 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables present the value of derivatives held as of December 31, 2009, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending December 31, 2009:

Government and Quality Bond Portfolio
	Asset Derivatives 2009		Liability Derivatives 2009
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Interest rate contracts (2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts (2)	Net realized gain (loss) on futures contracts, options contracts and foreign bond forward contracts/Change in unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	$(1,214,035)	$—

Capital Appreciation Portfolio
	Asset Derivatives 2009		Liability Derivatives 2009
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Equity contracts (3)		$—	Call and put options written, at value	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (3)	Net realized gain (loss) on futures contracts, options contracts and foreign bond forward contracts/Change in unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	$(629,140)	$—

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for interest rate futures contracts was $74,083.
(3)	The average notional amount outstanding for equity options contracts was $3,592.

Multi-Asset Portfolio
	Asset Derivatives 2009		Liability Derivatives 2009
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Equity contracts (2)	Variation margin on futures contracts	$6,270	Variation margin on futures contracts	$—
Interest rate contracts (3)	Variation margin on futures contracts	—	Variation margin on futures contracts	—

		$6,270		$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (2)	Net realized gain (loss) on futures contracts, options contracts and foreign bond forward contracts/Change in unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	$(30,988)	$(32,015)
Interest rate contracts (3)	Net realized gain (loss) on futures contracts, options contracts and foreign bond forward contracts/Change in unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	(2,370)	11,081

		$(33,358)	$(20,934)

	Strategic Multi-Asset Portfolio
	Asset Derivatives 2009		Liability Derivatives 2009
Derivative Contracts (1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Equity contracts (4)	Variation margin on futures contracts	$8,465	Variation margin on futures contracts	$—
Interest rate contracts (5)	Variation margin on futures contracts	(785)	Variation margin on futures contracts	—
Foreign exchange contracts (6)	Unrealized appreciation on forward foreign currency contracts	197,463	Unrealized depreciation on forward foreign currency contracts	191,639

		$205,143		$191,639

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts (1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts (4)	Net realized gain (loss) on futures contracts, options contracts and foreign bond forward contracts/Change in unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	$(353,191)	$(101,734)
Interest rate contracts (5)	Net realized gain (loss) on futures contracts, options contracts and foreign bond forward contracts/Change in unrealized appreciation (depreciation) on futures contracts, options contracts and foreign bond forward contracts	36,551	(54,622)
Foreign exchange contracts (6)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(320,360)	157,974

		$(629,886)	$1,618

(1)	The Portfolio’s derivative contracts held during the year ended December 31, 2009, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $488.
(3)	The average notional amount outstanding for interest rate futures contracts was $3,167.
(4)	The average notional amount outstanding for equity futures contracts was $14,302.
(5)	The average notional amount outstanding for interest rate futures contracts was $12,381.
(6)	The average notional amount outstanding for forward foreign currency contracts was $28,099,740.

Bond Forward Contracts:  Certain Portfolios may enter into bond forward contracts (“bond forwards”) for various purposes, including to generate income, to enhance returns or to hedge against market risk. As of December 31, 2009, none of the Portfolios had open bond forwards.

A bond forward is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. Generally, the market value of the contract will fluctuate with changes in the underlying asset as a result of certain factors including, but not limited to, changes in interest rates and the credit risk of the issuer of the underlying bond. The change in market value of the bond forward is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. In a bond forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Bond forwards trade in the over-the-counter market in the same way most bonds trade, and liquidity is typically identical to the underlying bond on which the bond forward is based.

Risks to the Portfolios of entering into bond forwards, include market risk, counterparty credit risk and non-correlation risk. Market risk involves the risk that the market value of the underlying bond may change, causing an unrealized loss to the Portfolio. The market value of the underlying bond may change based on a number of factors, including, but not limited to, a change in the interest rates secured at the time the bond forward was entered into until the time settlement takes place, as well as a change in the creditworthiness and/or ratings of the issuer of the underlying bond. Counterparty credit risk is the risk that a counterparty will be unable to meet its obligation under the contract, which can increase over the life of the bond forward. Because no cash changes hands up-front, however, the amount of counterparty credit risk is limited to the loss of the mark-to-market profit of the contract, rather than the contract’s full notional value. Non-correlation risk is the risk that the market value of the bond forward might move independently of the market value of the underlying bond.

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of December 31, 2009, the following Portfolio had open forward contracts: Strategic Multi-Asset Portfolio, which are reported on a schedule following the Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts:  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of December 31, 2009, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following the Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At December 31, 2009, the due from broker as disclosed in the Statement of Assets and Liabilities for the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for collateral for futures contracts.

Options:  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of December 31, 2009, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Repurchase Agreements

The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of December 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

	Percentage	Principal
Portfolio	Interest	Amount

Money Market	0.12%	$155,000
Government and Quality Bond	48.22	62,280,000
Growth and Income	0.12	150,000
Growth	5.41	6,985,000
Capital Appreciation	5.46	7,055,000
Natural Resources	8.12	10,485,000
Multi-Asset	0.90	1,165,000
Strategic Multi-Asset	0.48	625,000

As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:

Banc of America Securities, dated December 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $129,150,000, a repurchase price of $129,150,144, and a maturity date of January 4, 2010. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.88%	02/28/14	$132,730,000	$131,428,192

Mortgage-Backed Dollar Rolls

During the year ended December 31, 2009, the Government and Quality Bond Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trusts’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

Securities Transactions, Dividends, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date, except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any capital gains, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2006.

Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

3. Investment Advisory and Management Agreement:  The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment;

provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

	Average Daily	Management
Portfolio	Net Assets	Fee

Money Market	$0-$150 million	.500%
	> $150 million	.475%
	> $250 million	.450%
	> $500 million	.425%

Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Natural Resources	> $0.750%
Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Strategic Multi-Asset	$0-$200 million	1.000%
Multi-Asset	> $200 million	.875%
	> $500 million	.800%

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

	Average Daily	Subadvisory
Portfolio	Net Assets	Fee

Money Market	$0-$500 million	.075%
	> $500 million	.020%

Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%

Growth	$0-$50 million	.325%
Growth and Income	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%

Multi-Asset	$0-$50 million	.250%
	> $50 million	.175%
	> $150 million	.150%

Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

For the year ended December 31, 2009, SAAMCo accrued fees of $20,249,700 from the Trust, of which SAAMCo informed the Trust that $14,041,618 was retained and $6,208,082 was paid to Wellington Management and EDGE, collectively.

The Adviser may reimburse expenses or waive fees of the Money Market Portfolio, including to avoid a negative yield. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. For the year ended December 31, 2009, the Money Market Portfolio voluntarily waived and/or reimbursed expenses in the amount of $79,671.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On March 4, 2009, AIG, the ultimate parent of SAAMCo, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to

AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

4. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio expenses have been reduced. For the year ended December 31, 2009, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s nonaffiliated expenses were as follows:

Total Expense
Portfolio	Reductions

Asset Allocation	$51,257
Growth and Income	167
Growth	22,176
Capital Appreciation	232,569
Multi-Asset	437
Strategic Multi-Asset	1,464

5. Securities Transactions:  The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2009 were as follows:

		Government and	Asset	Growth and		Capital	Natural		Strategic
	Money Market	Quality Bond	Allocation	Income	Growth	Appreciation	Resources	Multi-Asset	Multi-Asset
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Purchases (excluding U.S. government securities)	$—	$50,552,753	$95,167,472	$7,693,609	$396,648,160	$1,779,847,233	$39,551,524	$15,406,002	$31,500,148
Sales (excluding U.S. government securities)	—	126,459,102	103,134,069	8,530,467	452,999,123	1,876,241,724	62,026,809	18,935,295	35,054,651
Purchases of U.S. government securities	—	730,748,888	5,945,180	—	—	—	—	2,847,327	2,198,507
Sales of U.S. government securities	—	890,778,521	12,889,898	—	—	—	—	3,157,937	2,233,306

6. Federal Income Taxes:  The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, retirement pension expense, partnership investments, and derivatives transactions.

	For the year ended December 31, 2009
	Distributable Earnings
		Long-Term	Unrealized	Tax Distributions
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term	Return of
Portfolio	Income	and Other Losses	(Depreciation)*	Income	Capital Gains	Capital

Money Market	$—	$—	$—	$6,249	$—	$278
Government and Quality Bond	42,631,918	(9,951,012)	11,971,722	53,631,984	—	—
Asset Allocation	6,348,903	(36,579,297)	14,439,669	8,676,123	—	—
Growth and Income	4,719	(2,839,048)	657,247	37,582	—	—
Growth	2,587,144	(166,536,377)	42,825,938	3,983,580	—	—
Capital Appreciation	365,762	(247,288,435)	195,684,456	—	—	—
Natural Resources	2,280,582	19,016,829	91,652,047	3,470,777	17,951,121	—
Multi-Asset	376,567	(5,209,982)	1,345,622	650,258	—	—
Strategic Multi-Asset	—	(5,548,653)	3,178,491	1,506,091	—	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2008 Tax Distributions
	Ordinary	Long-Term
	Income	Capital Gains

Money Market Portfolio	$239,713	$—
Government and Quality Bond	50,769,869	—
Asset Allocation	17,119,715	44,034,625
Growth and Income Fund	793,865	1,331,181
Growth Portfolio	61,965,057	59,083,699
Capital Appreciation	178,796,841	113,329,303
Natural Resources	3,426,311	81,134,914
Multi-Asset Portfolio	2,124,667	2,440,039
Strategic Multi-Asset	3,031,525	2,845,723

As of December 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2014	2015	2016	2017

Money Market	$—	$—	$—	$—
Government and Quality Bond	2,319,412	—	—	7,631,600
Asset Allocation	—	—	11,417,712	25,161,585
Growth and Income	—	—	989,577	1,849,471
Growth	—	—	61,200,348	105,336,029
Capital Appreciation	—	—	79,726,185	167,562,250
Natural Resources	—	—	—	—
Multi-Asset	—	—	2,048,822	3,161,160
Strategic Multi-Asset	—	—	3,255,958	2,292,695

Under the current law, capital losses and foreign currency losses realized after October 31 and prior to the Portfolio’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2009, the Portfolios elected to defer capital losses as follows:

Deferred
	Deferred	Post-October
	Post-October	Currency
Portfolio	Capital Loss	Loss

Money Market Portfolio	$—	$—
Government and Quality Bond	—	—
Asset Allocation	300,690	305
Growth and Income	—	—
Growth	—	—
Capital Appreciation	—	73,385
Natural Resources	—	—
Multi-Asset	—	—
Strategic Multi-Asset	99,305	—

For the year ended December 31, 2009, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of net operating loss, foreign currency, investment in partnerships, principal paydown adjustments and amortization of premium/discount to the components of net assets as follows:

	Accumulated	Accumulated
	Undistributed Net	Undistributed Net
	Investment Income	Realized Gain
Portfolio	(Loss)	(Loss)	Capital Paid-in

Money Market Portfolio	$(1,986)	$(14)	$2,000
Government and Quality Bond	1,974,548	(1,974,548)	—
Asset Allocation	78,822	(76,947)	(1,875)
Growth and Income Fund	(11)	11	—
Growth Portfolio	—	—	—
Capital Appreciation	(105,416)	105,416	—
Natural Resources	26,230	(26,230)	—
Multi-Asset Portfolio	27,706	(27,706)	—
Strategic Multi-Asset	(124,910)	438,759	(313,849)

As of December 31, 2009, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Money Market	$—	$—	$—	$9,133,763
Government and Quality Bond	23,375,917	(11,404,195)	11,971,722	1,108,094,262
Asset Allocation	22,162,751	(7,723,168)	14,439,583	234,183,427
Growth and Income	800,000	(142,753)	657,247	8,970,866
Growth	50,154,138	(7,328,200)	42,825,938	412,894,431
Capital Appreciation	206,809,418	(11,171,738)	195,637,680	919,992,629
Natural Resources	111,092,802	(19,441,121)	91,651,681	238,672,131
Multi-Asset	1,710,547	(364,926)	1,345,621	26,766,898
Strategic Multi-Asset	3,280,459	(91,559)	3,188,900	22,597,380

Note 7. Capital Share Transactions:  Transactions in capital shares of each class of each fund were as follows:

	Money Market Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	2,858,308	$2,858,308	10,073,638	$10,073,707
Reinvested dividends	6,527	6,527	239,713	239,713
Shares redeemed	(7,502,758)	(7,502,759)	(9,702,477)	(9,702,536)

Net increase (decrease)	(4,637,923)	$(4,637,924)	610,874	$610,884

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,901,078	$58,823,284	11,214,922	$167,610,917	1,168,637	$17,609,980	2,818,886	$42,199,534
Reinvested dividends	1,171,254	17,463,391	1,131,385	16,816,895	316,693	4,721,884	333,294	4,952,927
Shares redeemed	(9,574,604)	(144,813,650)	(12,832,715)	(191,396,523)	(2,744,608)	(41,452,798)	(3,768,236)	(56,147,911)

Net increase (decrease)	(4,502,272)	$(68,526,975)	(486,408)	$(6,968,711)	(1,259,278)	$(19,120,934)	(616,056)	$(8,995,450)

	Government and Quality Bond Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	14,303,114	$215,436,805	23,555,072	$352,462,815
Reinvested dividends	2,113,354	31,446,709	1,954,335	29,000,047
Shares redeemed	(13,056,833)	(196,948,577)	(22,383,342)	(332,894,891)

Net increase (decrease)	3,359,635	$49,934,937	3,126,065	$48,567,971

	Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	978,463	$10,167,331	1,392,584	$18,971,186	111,606	$1,214,947	203,668	$2,841,491
Reinvested dividends	612,602	6,965,281	4,049,627	49,359,731	66,649	756,466	436,082	5,306,839
Shares redeemed	(4,182,603)	(43,688,841)	(5,550,972)	(73,321,761)	(401,483)	(4,180,564)	(506,492)	(6,855,227)

Net increase (decrease)	(2,591,538)	$(26,556,229)	(108,761)	$(4,990,844)	(223,228)	$(2,209,151)	133,258	$1,293,103

	Asset Allocation Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	596,322	$6,278,477	720,487	$9,683,127
Reinvested dividends	84,234	954,376	534,008	6,487,770
Shares redeemed	(781,725)	(8,147,678)	(963,217)	(12,731,579)

Net increase (decrease)	(101,169)	$(914,825)	291,278	$3,439,318

	Growth and Income Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	80,813	$501,595	83,220	$515,309
Reinvested dividends	5,576	37,582	283,655	2,125,046
Shares redeemed	(252,237)	(1,418,649)	(323,107)	(2,582,051)

Net increase (decrease)	(165,848)	$(879,472)	43,768	$58,304

	Growth Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	915,649	$13,418,612	1,601,905	$32,173,782	144,165	$1,994,245	387,138	$7,385,953
Reinvested dividends	149,076	2,570,072	3,678,355	70,847,950	18,680	322,047	550,396	10,595,583
Shares redeemed	(3,803,760)	(55,448,647)	(5,672,104)	(122,241,995)	(645,514)	(9,488,007)	(927,013)	(19,826,776)

Net increase (decrease)	(2,739,035)	$(39,459,963)	(391,844)	$(19,220,263)	(482,669)	$(7,171,715)	10,521	$(1,845,240)

	Growth Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	426,084	$6,388,840	2,451,307	$51,486,828
Reinvested dividends	63,420	1,091,461	2,060,800	39,605,223
Shares redeemed	(2,238,075)	(33,347,400)	(2,512,163)	(52,861,447)

Net increase (decrease)	(1,748,571)	$(25,867,099)	1,999,944	$38,230,604

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	993,030	$23,433,277	1,824,491	$63,058,828	159,733	$3,877,230	385,799	$13,087,933
Reinvested dividends	—	—	5,039,056	154,260,560	—	—	730,730	22,161,036
Shares redeemed	(5,361,178)	(126,598,666)	(6,888,849)	(231,494,142)	(853,877)	(20,337,104)	(1,063,391)	(34,923,045)

Net increase (decrease)	(4,368,148)	$(103,165,389)	(25,302)	$(14,174,754)	(694,144)	$(16,459,874)	53,138	$325,924

	Capital Appreciation Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	1,717,972	$39,879,927	4,788,832	$160,010,892
Reinvested dividends	—	—	3,835,746	115,704,548
Shares redeemed	(3,645,619)	(86,509,138)	(4,012,462)	(131,783,878)

Net increase (decrease)	(1,927,647)	$(46,629,211)	4,612,116	$143,931,562

	Natural Resources Portfolio
	Class 1				Class 2
	For the year ended		For the year ended		For the year ended		For the year ended
	December 31, 2009		December 31, 2008		December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	548,003	$18,318,110	755,676	$43,443,829	102,231	$3,497,912	221,271	$12,187,524
Reinvested dividends	242,534	8,733,656	927,109	38,293,177	49,481	1,777,377	187,805	7,733,539
Shares redeemed	(1,039,663)	(33,094,910)	(2,110,190)	(109,061,170)	(247,416)	(7,980,633)	(388,319)	(19,603,745)

Net increase (decrease)	(249,126)	$(6,043,144)	(427,405)	$(27,324,164)	(95,704)	$(2,705,344)	20,757	$317,318

	Natural Resources Portfolio
	Class 3
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	851,288	$28,204,576	2,036,135	$107,026,138
Reinvested dividends	304,518	10,910,865	938,248	38,534,509
Shares redeemed	(1,406,451)	(46,281,310)	(1,619,880)	(82,763,603)

Net increase (decrease)	(250,645)	$(7,165,869)	1,354,503	$62,797,044

	Multi-Asset Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	40,985	$210,070	87,854	$508,479
Reinvested dividends	119,095	650,258	789,926	4,564,706
Shares redeemed	(994,850)	(4,896,802)	(1,041,279)	(6,385,419)

Net increase (decrease)	(834,770)	$(4,036,474)	(163,499)	$(1,312,234)

	Strategic Multi-Asset Portfolio
	Class 1
	For the year ended		For the year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount

Shares sold	63,827	$401,609	95,156	$721,622
Reinvested dividends	232,063	1,506,091	848,101	5,877,248
Shares redeemed	(678,616)	(4,068,058)	(567,576)	(4,488,899)

Net increase (decrease)	(382,726)	$(2,160,358)	375,681	$2,109,971

8. Trustees’ Retirement Plan:  The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the disinterested Trustees. The Retirement Plan provides generally that a disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of December 31, 2009
	Retirement	Retirement	Retirement
	Plan	Plan	Plan
Portfolio	Liability	Expense	Payments

Money Market	$1,986	$98	$10,326
Government and Quality Bond	19,074	2,939	101,052
Asset Allocation	3,851	1,348	19,059
Growth and Income	1,024	55	2,304
Growth	18,330	1,560	101,132
Capital Appreciation	32,899	3,388	187,399
Natural Resources	3,570	665	18,675
Multi-Asset	3,910	194	20,695
Strategic Multi-Asset	2,626	170	13,558

9. Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. Prior to September 18, 2009, interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Prior to September 18, 2009, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. During the year ending December 31, 2009, the following Portfolio had borrowings:

				Weighted
	Days	Interest	Average Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

Capital Appreciation	37	$3,675	$2,598,153	1.22%

At December 31, 2009, there were no borrowings outstanding.

10. Interfund Lending Agreement:  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2009, none of the Portfolios participated in the program.

11. Investment Concentration:  All Portfolios may invest in foreign securities and all portfolios, except for the Money Market Portfolio, may invest in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, and Strategic Multi-Asset Portfolio.

Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the year ended December 31, 2009, the Portfolios had 45.0%, 15.9%, and 17.5%, respectively, of their net assets invested in such securities.

12. Subsequent Events:  The Trust has performed an evaluation of subsequent events through February 24, 2010, which is the date the financial statements were issued. There were no subsequent events noted requiring further disclosure.

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Money Market Portfolio Class 1
12/31/05	$1.00	$0.02	$—	$0.02	$(0.02)	$—	$—	$(0.02)	$1.00	2.25%	$13,549	1.04%		2.21%		—%
12/31/06	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.12	13,406	0.97		4.05		—
12/31/07	1.00	0.04	—	0.04	(0.04)	—	—	(0.04)	1.00	4.39	13,119	0.98		4.30		—
12/31/08	1.00	0.02	(0.00)	0.02	(0.02)	—	—	(0.02)	1.00	1.74	13,732	1.09		1.71		—
12/31/09	1.00	0.00	0.00	0.00	(0.00)	(0.00)	—	(0.00)	1.00	0.05	9,092	0.61	(3)	0.04	(3)	—

Government and Quality Bond Portfolio Class 1
12/31/05	14.98	0.55	(0.16)	0.39	(0.59)	—	—	(0.59)	14.78	2.62	500,354	0.61		3.68		56	(4)
12/31/06	14.78	0.65	(0.17)	0.48	(0.55)	—	—	(0.55)	14.71	3.31	443,469	0.60		4.41		58
12/31/07	14.71	0.72	0.20	0.92	(0.58)	—	—	(0.58)	15.05	6.33	419,351	0.59		4.80		41
12/31/08	15.05	0.65	(0.01)	0.64	(0.63)	—	—	(0.63)	15.06	4.29	412,438	0.59		4.32		87
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61		3.82		71

Government and Quality Bond Portfolio Class 2
12/31/05	14.97	0.53	(0.16)	0.37	(0.57)	—	—	(0.57)	14.77	2.46	140,494	0.76		3.53		56	(4)
12/31/06	14.77	0.63	(0.17)	0.46	(0.53)	—	—	(0.53)	14.70	3.15	131,035	0.75		4.26		58
12/31/07	14.70	0.69	0.20	0.89	(0.55)	—	—	(0.55)	15.04	6.18	125,766	0.74		4.65		41
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74		4.17		87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76		3.67		71

Government and Quality Bond Portfolio Class 3
12/31/05	14.95	0.51	(0.16)	0.35	(0.55)	—	—	(0.55)	14.75	2.37	304,653	0.86		3.43		56	(4)
12/31/06	14.75	0.60	(0.16)	0.44	(0.51)	—	—	(0.51)	14.68	3.06	430,871	0.85		4.16		58
12/31/07	14.68	0.66	0.21	0.87	(0.54)	—	—	(0.54)	15.01	6.02	626,704	0.84		4.54		41
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84		4.07		87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86		3.55		71

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

12/31/09

Money Market Portfolio Class 1	0.70%

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Government and Quality Bond Portfolio	65%

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions						Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses	income (loss)	Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average	to average	turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)	net assets(3)	rate

Asset Allocation Portfolio Class 1
12/31/05	$14.72	$0.41	$0.32	$0.73	$(0.46)	$—	$—	$(0.46)	$14.99	5.00%	$396,376	0.67%	2.76%	25	%(4)
12/31/06	14.99	0.39	1.27	1.66	(0.51)	—	—	(0.51)	16.14	11.31	351,839	0.66	2.53	27
12/31/07	16.14	0.40	0.94	1.34	(0.49)	—	(0.60)	(1.09)	16.39	8.47	311,693	0.69	2.39	71
12/31/08	16.39	0.38	(3.67)	(3.29)	(0.47)	—	(2.45)	(2.92)	10.18	(23.03)	192,457	0.71	2.70	48
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78	2.73	46

Asset Allocation Portfolio Class 2
12/31/05	14.70	0.39	0.32	0.71	(0.44)	—	—	(0.44)	14.97	4.86	32,146	0.82	2.61	25	(4)
12/31/06	14.97	0.37	1.26	1.63	(0.49)	—	—	(0.49)	16.11	11.10	32,574	0.81	2.38	27
12/31/07	16.11	0.37	0.94	1.31	(0.46)	—	(0.60)	(1.06)	16.36	8.34	32,643	0.84	2.24	71
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86	2.56	48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93	2.58	46

Asset Allocation Portfolio Class 3
12/31/05	14.69	0.37	0.31	0.68	(0.42)	—	—	(0.42)	14.95	4.71	18,141	0.92	2.51	25	(4)
12/31/06	14.95	0.35	1.27	1.62	(0.48)	—	—	(0.48)	16.09	11.01	32,163	0.91	2.30	27
12/31/07	16.09	0.35	0.94	1.29	(0.45)	—	(0.60)	(1.05)	16.33	8.19	38,386	0.94	2.13	71
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96	2.47	48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03	2.47	46

Growth and Income Portfolio Class 1
12/31/05	11.19	0.05	0.48	0.53	(0.11)	—	(0.45)	(0.56)	11.16	4.75	18,090	1.11	0.47	57
12/31/06	11.16	0.06	1.09	1.15	(0.06)	—	(1.22)	(1.28)	11.03	11.21	17,539	1.09	0.55	86
12/31/07	11.03	0.04	1.07	1.11	(0.07)	—	(1.36)	(1.43)	10.71	10.23	15,745	1.15	0.33	85
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40	0.33	122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66	0.08	94

(1)	Calculated based upon average shares outstanding.

(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09

Asset Allocation Portfolio Class 1	0.02%	0.01%	0.01%	0.02%	0.02%
Asset Allocation Portfolio Class 2	0.02	0.01	0.01	0.02	0.02
Asset Allocation Portfolio Class 3	0.02	0.01	0.01	0.02	0.02
Growth and Income Portfolio Class 1	0.01	0.01	0.00	0.01	0.00

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Asset Allocation Portfolio	25%

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions						Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of	investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses	income (loss)	Portfolio
Period	beginning	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average	to average	turnover
ended	of period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets(3)	net assets(3)	rate

Growth Portfolio Class 1
12/31/05	$27.56	$0.17	$1.76	$1.93	$(0.25)	$—	$(1.05)	$(1.30)	$28.19	7.11%	$568,040	0.73%	0.61%	87%
12/31/06	28.19	0.20	3.30	3.50	(0.19)	—	(2.73)	(2.92)	28.77	13.30	540,802	0.70	0.70	106
12/31/07	28.77	0.16	2.74	2.90	(0.22)	—	(3.39)	(3.61)	28.06	10.21	482,934	0.72	0.53	120
12/31/08	28.06	0.17	(10.04)	(9.87)	(0.18)	—	(4.63)	(4.81)	13.38	(40.41)	225,013	0.74	0.73	134
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80	0.75	100

Growth Portfolio Class 2
12/31/05	27.54	0.13	1.76	1.89	(0.21)	—	(1.05)	(1.26)	28.17	6.97	80,793	0.88	0.46	87
12/31/06	28.17	0.16	3.28	3.44	(0.14)	—	(2.73)	(2.87)	28.74	13.11	80,394	0.85	0.55	106
12/31/07	28.74	0.12	2.73	2.85	(0.18)	—	(3.39)	(3.57)	28.02	10.03	72,714	0.87	0.38	120
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89	0.58	134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95	0.60	100

Growth Portfolio Class 3
12/31/05	27.51	0.10	1.76	1.86	(0.19)	—	(1.05)	(1.24)	28.13	6.85	152,807	0.98	0.37	87
12/31/06	28.13	0.13	3.28	3.41	(0.12)	—	(2.73)	(2.85)	28.69	12.98	201,447	0.95	0.46	106
12/31/07	28.69	0.09	2.73	2.82	(0.15)	—	(3.39)	(3.54)	27.97	9.95	232,079	0.97	0.28	120
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99	0.49	134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05	0.50	100

Capital Appreciation Portfolio Class 1
12/31/05	33.05	0.05	3.80	3.85	(0.10)	—	—	(0.10)	36.80	11.67	1,064,718	0.77	0.12	86
12/31/06	36.80	0.16	4.03	4.19	(0.06)	—	(0.09)	(0.15)	40.84	11.39	994,508	0.74	0.40	124
12/31/07	40.84	(0.05)	10.87	10.82	(0.16)	—	(5.32)	(5.48)	46.18	27.68	1,027,192	0.75	(0.12)	133
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75	(0.06)	129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77	0.16	187

Capital Appreciation Portfolio Class 2
12/31/05	32.88	—	3.77	3.77	(0.05)	—	—	(0.05)	36.60	11.49	135,351	0.92	(0.03)	86
12/31/06	36.60	0.10	4.02	4.12	(0.01)	—	(0.09)	(0.10)	40.62	11.25	133,815	0.89	0.25	124
12/31/07	40.62	(0.11)	10.80	10.69	(0.10)	—	(5.32)	(5.42)	45.89	27.49	143,365	0.90	(0.27)	133
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89	(0.21)	129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92	0.01	187

Capital Appreciation Portfolio Class 3
12/31/05	32.82	(0.04)	3.78	3.74	(0.03)	—	—	(0.03)	36.53	11.39	271,144	1.02	(0.13)	86
12/31/06	36.53	0.05	4.01	4.06	—	—	(0.09)	(0.09)	40.50	11.12	437,276	0.99	0.13	124
12/31/07	40.50	(0.16)	10.77	10.61	(0.07)	—	(5.32)	(5.39)	45.72	27.35	641,504	1.00	(0.37)	133
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00	(0.31)	129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02	(0.09)	187

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09

Growth Portfolio Class 1	0.02%	0.01%	0.00%	0.01%	0.01%
Growth Portfolio Class 2	0.02	0.01	0.01	0.01	0.01
Growth Portfolio Class 3	0.02	0.01	0.01	0.01	0.01
Capital Appreciation Class 1	0.02	0.01	0.01	0.01	0.03
Capital Appreciation Class 2	0.02	0.01	0.01	0.01	0.03
Capital Appreciation Class 3	0.02	0.01	0.01	0.01	0.02

See Notes to Financial Statements

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

					Dividends		Distributions							Ratio of net
	Net Asset	Net	Net realized		declared	Distributions	from net	Total	Net Asset		Net Assets	Ratio of		investment
	Value	investment	& unrealized	Total from	from net	from net	realized	Dividends	Value		end of	expenses		income (loss)		Portfolio
Period	beginning of	income	gain (loss) on	investment	investment	return of	gain on	and	end of	Total	period	to average		to average		turnover
ended	period	(loss)(1)	investments	operations	income	capital	investments	Distributions	period	Return(2)	(000’s)	net assets		net assets		rate

Natural Resources Portfolio Class 1
12/31/05	$31.37	$0.36	$14.01	$14.37	$(0.19)	$—	$(1.82)	$(2.01)	$43.73	46.13%	$227,634	0.84	%(3)	0.95	%(3)	11%
12/31/06	43.73	0.69	9.99	10.68	(0.33)	—	(1.36)	(1.69)	52.72	24.93 (5)	234,235	0.81	(3)	1.37	(3)	12
12/31/07	52.72	0.51	20.19	20.70	(0.72)	—	(3.18)	(3.90)	69.52	40.20	274,175	0.81	(3)	0.82	(3)	25
12/31/08	69.52	0.51	(31.15)	(30.64)	(0.55)	—	(11.11)	(11.66)	27.22	(49.79)	95,709	0.82	(3)	0.88	(3)	12
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05	130,566	0.82		0.96		15

Natural Resources Portfolio Class 2
12/31/05	31.33	0.30	13.98	14.28	(0.15)	—	(1.82)	(1.97)	43.64	45.89	37,906	0.99	(3)	0.80	(3)	11
12/31/06	43.64	0.61	9.97	10.58	(0.27)	—	(1.36)	(1.63)	52.59	24.74 (5)	43,837	0.96	(3)	1.22	(3)	12
12/31/07	52.59	0.42	20.13	20.55	(0.65)	—	(3.18)	(3.83)	69.31	39.98	51,863	0.96	(3)	0.67	(3)	25
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15

Natural Resources Portfolio Class 3
12/31/05	31.29	0.25	13.96	14.21	(0.13)	—	(1.82)	(1.95)	43.56	45.73	59,608	1.09	(3)	0.68	(3)	11
12/31/06	43.56	0.52	10.00	10.52	(0.24)	—	(1.36)	(1.60)	52.48	24.62 (5)	122,578	1.07	(3)	1.07	(3)	12
12/31/07	52.48	0.35	20.09	20.44	(0.60)	—	(3.18)	(3.78)	69.14	39.85	216,086	1.05	(3)	0.57	(3)	25
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15

Multi-Asset Portfolio Class 1
12/31/05	7.82	0.11	0.19	0.30	(0.15)	—	(0.34)	(0.49)	7.63	3.91	50,988	1.19	(3)	1.42	(3)	69	(4)
12/31/06	7.63	0.13	0.42	0.55	(0.13)	—	(0.69)	(0.82)	7.36	7.72	47,324	1.17	(3)	1.69	(3)	88
12/31/07	7.36	0.12	0.49	0.61	(0.15)	—	(0.56)	(0.71)	7.26	8.44	43,230	1.22	(3)	1.64	(3)	78
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71

Strategic Multi-Asset Portfolio Class 1
12/31/05	8.00	0.06	0.70	0.76	(0.06)	—	—	(0.06)	8.70	9.49	40,566	1.38	(3)	0.68	(3)	210	(4)
12/31/06	8.70	0.10	0.85	0.95	(0.14)	—	(0.05)	(0.19)	9.46	11.09	40,455	1.28	(3)	1.15	(3)	117
12/31/07	9.46	0.10	1.42	1.52	—	—	(0.83)	(0.83)	10.15	16.79	39,034	1.46	(3)	0.99	(3)	123
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09

Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	—%
Natural Resources Portfolio Class 2	0.00	0.00	0.00	0.00	—
Natural Resources Portfolio Class 3	0.00	0.00	0.00	0.00	—
Multi-Asset Portfolio Class 1	0.01	0.01	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.02	0.01	0.00	0.00	0.01

(4)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Multi-Asset Portfolio Class 1	69%
Strategic Multi-Asset Portfolio Class 1	210

(5)	Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Anchor Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting Anchor Series Trust (the “Trust”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 24, 2010
Houston, Texas

ANCHOR SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS — (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or its separate series (each a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management Corp. (“SAAMCo”), Edge Asset Management, Inc. (“EDGE”) or Wellington Management Company, LLP (“Wellington,” and together with EDGE, the “Subadvisers”) (the “Disinterested Trustees”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SAAMCo (the “Advisory Agreement”) for a one-year period ending August 31, 2010 at an in-person meeting held on August 25, 2009. The Trust currently consists of nine separate Portfolios, including the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Money Market Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio. At this same meeting, the Board also approved the continuation of the Subadvisory Agreements between SAAMCo and Wellington (the “Wellington Subadvisory Agreement”) with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio, Money Market Portfolio, and Government and Quality Bond Portfolio (collectively, the “Wellington Subadvised Portfolios”) and between SAAMCo and EDGE with respect to the Asset Allocation Portfolio (the “EDGE Subadvisory Agreement,” and together with the Wellington Subadvisory Agreement, the “Subadvisory Agreements”), each for a one-year period ending August 31, 2010.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SAAMCo and the Subadvisers, where applicable, provided materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. These materials included (a) a summary of the services provided by SAAMCo and its affiliates to the Portfolios; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses, and the investment performance of the Portfolio as compared with a peer group of funds; (c) information on the profitability of SAAMCo, the Subadvisers and their affiliates, and a discussion of any indirect benefits; (d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices; (g) a discussion of the key personnel of SAAMCo, the Subadvisers and their affiliates; and (h) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SAAMCo and the Subadvisers serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SAAMCo and the Subadvisers.  The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo, Wellington and EDGE. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SAAMCo would provide office space, accounting, legal and compliance, clerical and administrative services, and has authorized any of its officers and employees, if elected, to serve as officers or Trustees of the Portfolios without compensation. Finally, the Board noted that SAAMCo is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington and EDGE. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolios pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Portfolios, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SAAMCo, the Board analyzed the structure and duties of SAAMCo’s fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SAAMCo and concluded, based on their experience and interaction with SAAMCo, that: (i) SAAMCo is able to retain quality portfolio managers, analysts and other personnel; (ii) SAAMCo exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SAAMCo had been responsive to requests of the Board; and (iv) SAAMCo had kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2009, SAAMCo managed, advised and/or administered approximately $35.3 billion in assets. The Board also considered SAAMCo’s code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. Additionally, the Board considered SAAMCo’s compliance and regulatory history.

With respect to the Wellington Subadvised Portfolios, for which SAAMCo has delegated daily investment management responsibilities to Wellington, the Board also considered the nature, quality and extent of subadvisory services provided by Wellington. The Board observed that Wellington is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Wellington Subadvised Portfolios. The Board reviewed Wellington’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Wellington Subadvised Portfolios and concluded, based on their experience with Wellington, that: (i) Wellington is able to retain high quality portfolio managers and other investment personnel; (ii) Wellington exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Wellington Subadvisory Agreement; and (iii) Wellington had been responsive to requests of the Board and of SAAMCo. The Board considered that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Wellington Subadvised Portfolios as set forth in the Portfolios’ prospectus. The Board also considered Wellington’s code of ethics, compliance and regulatory history. The Board noted that Wellington has not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Portfolios. The Board concluded that the nature and extent of services to be provided by Wellington under the Wellington Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

With respect to the Asset Allocation Portfolio, for which SAAMCo has delegated daily investment management responsibilities to EDGE, the Board also considered the nature, quality and extent of subadvisory services provided by EDGE. The Board observed that EDGE is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Asset Allocation Portfolio. The Board reviewed EDGE’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Asset Allocation Portfolio and concluded, based on their experience with EDGE, that: (i) EDGE is able to retain high quality portfolio managers and other investment personnel; (ii) EDGE exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the EDGE Subadvisory Agreement; and (iii) EDGE had been responsive to requests of the Board and of SAAMCo. The Board considered that EDGE has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Asset Allocation Portfolio as set forth in the Portfolio’s prospectus. The Board also considered EDGE’s code of ethics, compliance and regulatory history. The Board noted that EDGE has not experienced any material regulatory or compliance problems nor has it been involved in any material litigation or administrative proceedings that would potentially impact it from effectively serving as a subadviser to the Asset Allocation Portfolio. The Board concluded that the nature and extent of services to be provided by EDGE under the EDGE Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.  The Board, including the Disinterested Trustees, also considered the investment performance of SAAMCo with respect to the Portfolios, Wellington with respect to the Wellington Subadvised Portfolios, and EDGE with respect to the Asset Allocation Portfolio. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 25, 2009 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Portfolio’s annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2009. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2009. In addition, the Board received a report prepared by SAAMCo that detailed the Portfolios’ performance for the three- and six-month periods ended June 30, 2009.

For the Asset Allocation Portfolio, the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the one-, two-, three-, four- and five-year periods ended May 31, 2009 and ranked in the third quintile of its Peer Universe for the ten-year period. The Board noted that Portfolio had outperformed its Lipper benchmark for each period ended May 31, 2009. The Board noted that it was pleased with the Portfolio’s performance.

For the Capital Appreciation Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the ten-year period ended May 31, 2009 and ranked in the second quintile for the two-, three-, four- and five-year periods. The Board considered further that the Portfolio significantly outperformed its Lipper benchmark for each period. The Board noted that while the Portfolio ranked in the fourth quintile of its Peer Group for the one-year period ended May 31, 2009, the Board was pleased with the Portfolio’s overall performance.

For the Government and Quality Bond Portfolio, the Board considered that the Portfolio ranked in the second quintile of its Peer Group for the one-year period ended May 31, 2009 and ranked in the fourth quintile for the two-year period. The Board further noted that the Portfolio ranked in the third quintile of its Peer Universe for the three-, four- and five-year periods ended May 31, 2009 and ranked in the fourth quintile for the ten-year period.

For the Growth Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the two-, three- and four-year periods ended May 31, 2009 and ranked in the second quintile for the one-year period. The Board considered further that the Portfolio ranked in the third quintile of its Peer Universe for the five-year periods ended May 31, 2009 and ranked in the fourth quintile for the ten-year period. The Board then noted that the Portfolio outperformed its Lipper benchmark for each period ended May 31, 2009. The Board noted that it was generally pleased with the Portfolio’s performance.

For the Growth and Income Portfolio, the Board considered that the Portfolio ranked in the third quintile of its Peer Group for the one-, three-, four- and five-year periods ended May 31, 2009 and ranked in the fourth quintile for the two-year period. The Board also considered that the Portfolio ranked in the second quintile of its Peer Universe for the one-, two-, three- and four-year periods ended May 31, 2009 and ranked in the third and fourth quintiles over the five- and ten-year periods, respectively. The Board noted that it will continue to monitor the Portfolio’s performance.

For the Money Market Portfolio, the Board considered that the Portfolio ranked in the fifth quintile of its Peer Group for all periods ended May 31, 2009. The Board noted the Portfolio’s poor performance and expressed its concern; however, the Board did consider that the small size of the Portfolio, which has had an adverse impact on expenses, was a contributing factor to the Portfolio’s relative underperformance. The Board noted that it will continue to monitor the Portfolio’s performance.

For the Multi-Asset Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the two-year period ended May 31, 2009, ranked in the second quintile for the one- and three-year periods and ranked in the fourth quintile for the four- and five-year periods. The Board considered further that the Portfolio ranked in the first quintile of its Peer Universe for the one-, two- and three-year periods ended May 31, 2009 and ranked in the third quintile for the four-, five- and ten-year periods. The Board considered the Portfolio’s stronger performance versus the Peer Group over the shorter-term and the Portfolio’s strong overall performance versus the Peer Universe over all periods.

For the Natural Resources Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Universe for the five- and ten-year periods ended May 31, 2009 , ranked in the second quintile for the two-, three- and four-year periods and ranked in the third quintile for the one-year period. The Board noted that it was pleased with the Portfolio’s performance.

For the Strategic Multi-Asset Portfolio, the Board considered that the Portfolio ranked in the first quintile of its Peer Group for the prior two-, three-, four- and five- -year periods ended May 31, 2009 and ranked in the third quintile during the one-year period. The Board also considered that the Portfolio ranked in the first quintile of its Peer Universe for the ten-year period ended May 31, 2009. The Board noted that it was pleased with the Portfolio’s strong performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SAAMCo, the Subadvisers and their Affiliates from the Relationship with the Portfolios.  The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SAAMCo pursuant to the Advisory Agreement and the fees paid by SAAMCo to Wellington and EDGE pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SAAMCo, Wellington, EDGE or their affiliates in connection with providing such services to the Portfolios. To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Portfolio to SAAMCo, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses.

In considering each Portfolio’s total operating expenses, the Board compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other, similar funds. The Board also considered management fees received by SAAMCo with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SAAMCo was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SAAMCo to Wellington and EDGE pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SAAMCo out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained. The Board also considered advisory fees received by Wellington and EDGE with respect other registered investment companies or other types of clients with similar investment strategies to the Portfolios. The Board noted that the subadvisory fees paid by SAAMCo to Wellington and EDGE were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser or subadviser.

The Board also considered SAAMCo’s profitability and the benefits SAAMCo and its affiliates received from its relationship with the Portfolios. The Board received and reviewed financial statements relating to SAAMCo’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SAAMCo’s ability to attract and retain high quality investment professionals and other key personnel. Additionally, the Board considered whether SAAMCo, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that certain affiliated life insurance companies benefit from a dividend received deduction and foreign tax credits as the “legal” shareholder of shares of the Trust, receive financial support from SAAMCo for distribution-related activities, including support to help offset costs for training to support sales of the Portfolios, and observed that, pursuant to arrangements between SAAMCo and certain affiliated insurance companies, SAAMCo may contribute profits and receive administrative fees with respect to certain annuity products (including Anchor Series). The Board further considered whether there were any collateral or “fall-out” benefits that SAAMCo and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SAAMCo believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Portfolios to date.

The Board concluded that SAAMCo and the Subadvisers had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.  The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SAAMCo fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations. The Board also took into account that the management fee arrangements, with the exception of the Natural Resources Portfolio, included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors.  In consideration of the Advisory Agreement and Subadvisory Agreements, the Board also received information regarding SAAMCo’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that SAAMCo and the Subadvisers are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that they receive reports from SAAMCo and from an independent third party which included information on brokerage commissions and execution throughout the year and that commissions paid had generally been reasonable and the quality of brokerage execution had generally been high. The Board also considered the benefits SAAMCo and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SAAMCo and/or the Subadvisers in return for allocating brokerage.

Conclusion.  After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreements, each for a one-year period ending August 31, 2010. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION — (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Number of
		Term of		Portfolios
		Office and		in Fund
Name,	Position Held	Length of		Complex
Address and	With SunAmerica	Time	Principal Occupations	Overseen by	Other Directorships Held
Date of Birth*	Complex	Served(1)	During Past 5 Years	Trustee(2)	by Trustee(3)

Disinterested Trustees
Samuel M. Eisenstat DOB: March 7, 1940	Chairman of the Board	1986-present	Attorney, solo practitioner	39	Director, North European Oil Royal Trust (1996 to present).
Stephen J. Gutman DOB: May 10, 1943	Trustee	1986-present	Vice President, Corcoran Group (Real Estate) (2003 to present); President and Member of Managing Directors, Beau Brummel — Soho LLC (Licensing of menswear specialty retailing and other activities) (1988 to 2006).	39	None
William J. Shea DOB: February 9, 1948	Trustee	2004-present	Executive Chairman, Lucid, Inc. (Medical Technology and Information); Managing Partner, DLB Capital, LLC (Private Equity) (2006 to present); President and CEO, Conseco, Inc. (Financial Services) (2001 to 2004); Chairman of the Board of Centennial Technologies, Inc. (1998 to 2001).	39	Chairman of the Board of Centennial Technologies, Inc. (1998 to 2001); Executive Chairman, Lucid, Inc. (2007 to present); Chairman of the Board, Royal and SunAlliance U.S.A., Inc. (2004 to 2006); Director, Boston Private Financial Holdings (2004 to present); Chairman, Demoullas Supermarkets (1999 to present).
Interested Trustee
Peter A. Harbeck(4) DOB: January 23, 1954	Trustee	1995-present	President, CEO and Director, SAAMCo (1995 to present); Director, SunAmerica Capital Services, Inc. (“SACS”), (1993 to present.); Chairman, Advisor Group, Inc. (2004 to present).	87	None
Officers
John T. Genoy DOB: November 8, 1968	President	2007-present	Chief Financial Officer, SAAMCo (2002 to present); Senior Vice President, SAAMCo (2003 to present); Chief Operating Officer, SAAMCo (2006 to present).	N/A	N/A
Donna M. Handel DOB: June 25, 1966	Treasurer	2002-present	Senior Vice President, SAAMCo (2004 to present).	N/A	N/A
Gregory N. Bressler DOB: November 17, 1966	Secretary and Chief Legal Officer	2005-present	Senior Vice President and General Counsel, SAAMCo (2005 to present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (2004 to 2005).	N/A	N/A
James Nichols DOB: April 7, 1966	Vice President	2006-present	Director, President and CEO, SACS (2006 to present); Senior Vice President, SACS (2002 to 2006).	N/A	N/A
Cynthia A. Skrehot SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer	2002-present	Vice President SAAMCo (2002 to present); Chief Compliance Officer, SAAMCo (2002 to 2006).	N/A	N/A

Gregory R. Kingston SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2003-present	Vice President, SAAMCo (2001 to present).	N/A	N/A

ANCHOR SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION — (unaudited) — (continued)

Number of
		Term of		Portfolios
		Office and		in Fund
Name,	Position Held	Length of		Complex
Address and	With SunAmerica	Time	Principal Occupations	Overseen by	Other Directorships Held
Date of Birth*	Complex	Served(1)	During Past 5 Years	Trustee(2)	by Trustee(3)

Nori L. Gabert SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Assistant Secretary	2002-present	Vice President and Deputy General Counsel, SAAMCo (2005 to present); Vice President and Associate General Counsel, SAAMCo (2002 to 2005).	N/A	N/A

Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006 to present	Chief Compliance Officer, SAAMCo (2006 to present); Vice President, Credit Suisse Asset Management (2001 to 2007); CCO, Credit Suisse Alternative Funds (2005 to 2006); CCO, Credit Suisse Asset Management Securities, Inc. (2004 to 2005).	N/A	N/A

*	Unless indicated otherwise, the business address for each Trustee and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1)	Trustees serve until their successors are duly elected and qualified, subject to the Trustee’s retirement plan discussed in Note 8 of the financial statements.

(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), SunAmerica Specialty Series (3 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), and Brazos Mutual Funds (4 portfolios).

(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the Investment Company Act of 1940, as amended.

(4)	Interested Trustee, as defined within the Investment Company Act of 1940, as amended, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION — (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and distributions for the taxable year ended December 31, 2009. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009.

During the year ended December 31, 2009 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

		Qualifying %
		for the 70%
	Net	Dividends
	Long-Term	Received
	Capital Gains	Deductions

Money Market Portfolio — Class 1	$—	—%
Government and Quality Bond Portfolio — Class 1	—	—
Government and Quality Bond Portfolio — Class 2	—	—
Government and Quality Bond Portfolio — Class 3	—	—
Asset Allocation Portfolio — Class 1	—	32.54
Asset Allocation Portfolio — Class 2	—	32.54
Asset Allocation Portfolio — Class 3	—	32.54
Growth and Income Portfolio — Class 1	—	100.00
Growth Portfolio — Class 1	—	100.00
Growth Portfolio — Class 2	—	100.00
Growth Portfolio — Class 3	—	100.00
Capital Appreciation Portfolio — Class 1	—	—
Capital Appreciation Portfolio — Class 2	—	—
Capital Appreciation Portfolio — Class 3	—	—
Natural Resources Portfolio — Class 1	2.25	63.13
Natural Resources Portfolio — Class 2	2.25	63.13
Natural Resources Portfolio — Class 3	2.25	63.13
Multi-Asset Portfolio — Class 1	—	51.35
Strategic Multi-Asset Portfolio — Class 1	—	7.78

COMPARISONS: PORTFOLIOS VS. INDEXES — (unaudited)

The following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2009. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing.

The following graphs and tables show the performance of the Portfolios at the Anchor Series Trust level and include all trust expenses, but no insurance company expenses associated with the variable annuity and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Money Market Portfolio — Class 1

The Money Market Portfolio — Class 1 posted a return of 0.05% in calendar year 2009.

During the year, yields on 2-year Treasury notes increased 37 basis points to end the year at 1.14%, while three-month Treasury bills decreased 3 basis points to 0.05%. LIBOR rates (3 and 6-month) fell significantly during the year as 3-month LIBOR decreased 117 basis points to 0.25% and 6-month LIBOR decreased 132 basis point to 0.43%. Near the end of the period, the Federal Reserve held already-low rates steady at 0%-0.25% and signaled that it expected to keep its target rate low for an extended period of time.

The positioning and composition of the Portfolio at the end of 2009 had shifted since the prior year end. The Portfolio’s yield to maturity declined to 0.16% from 0.85% at the prior year end. The average days to maturity for the Portfolio also decreased to 56 days from 66 days. During the year, the exposure to Commercial Paper decreased. This was offset by an increase in the allocation to Floating Rate notes to 6% from 1%. The Portfolio’s 75% allocation to US Agency securities was up slightly from 74% at the prior year end. As of the fiscal year end, the Portfolio also had a 18% exposure to Bank Products, which was down from 19% one year ago.

Fixed-Income Portfolios

Government and Quality Bond Portfolio — Class 1

Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/09
	Class 1*	Class 2*	Class 3*
1-year	4.29%	4.14%	3.98%
5-year	4.16%	4.01%	3.90%
10-year	5.40%	N/A	N/A
Since Inception	7.59%	4.52%	3.60%

*Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Barclays Capital U.S. Aggregate A or Better Index is a subset of the Barclays Capital Aggregate Index, and indices, the government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Barclays Capital U.S. Aggregate A or Better excludes BBB bonds.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

In 2009, the Government and Quality Bond Portfolio — Class 1 gained 4.29% compared to 4.37% return for the Barclays Capital U.S. Aggregate A or Better Index. Non-Treasury fixed income sectors outperformed Treasuries (-3.6%) during the year. High Yield (+58.2%) was the best performing sector, while US Credit (+16.0) and ABS (+24.7%) securities also performed well.

Security selection detracted from the Portfolio’s relative returns during the year, due primarily to adverse selection within the mortgage-backed securities (MBS) and commercial-backed securities (CMBS) sectors. The negative relative results from security selection were mostly offset by the positive results from sector allocation decisions. The Portfolio’s overweight allocations to MBS, CMBS, and asset-backed securities (ABS) helped relative performance during the period. The Portfolio’s duration positioning also contributed to relative performance during the period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1

Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/09
	Class 1*	Class 2*	Class 3*
1-year	22.24%	22.07%	21.97%
5-year	3.59%	3.44%	3.33%
10-year	3.79%	N/A	N/A
Since Inception	7.24%	4.81%	7.31%

*Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

The Blended Index consists of 40% Barclays Capital U.S. Aggregate Index and 60% S&P 500® Index.

The Barclays Capital U.S. Aggregate Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

†Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the “Prior Asset Allocation Portfolio”. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Asset Allocation Portfolio — Class 1 returned +22.24% for 2009, compared to a +26.46% return for the S&P 500 Index equity benchmark, a +5.93% gain for the Barclays Capital U.S. Aggregate Index, and a +18.40% return by its blended benchmark of 60% S&P 500 Index / 40% Barclays Capital U.S. Aggregate Index.

Over the course of 2009, management increased the Portfolio’s equity allocation to 65.4%. This overweight positioning in equities proved beneficial to performance during the year. In particular, the Portfolio’s exposure to domestic large-cap growth securities added to relative performance through strong results versus both the S&P 500 Index and the respective asset class benchmark. The Portfolio’s fixed-income exposures also provided positive contributions to relative performance for the period. Specifically, the Portfolio’s allocations to investment grade and high yield corporate bonds were favorable, adding to relative performance as they both outperformed the Barclays Capital U.S. Aggregate Index, while the investment grade component outperformed its benchmark index as well.

Conversely, the Portfolio’s allocation to large-cap value equities was a primary detractor from relative performance as this asset class significantly underperformed the S&P 500 Index. The Portfolio’s exposures to government securities and cash holdings hurt relative performance as they underperformed the Barclays Capital U.S. Aggregate Index and their asset class benchmarks.

Within domestic equities, the Portfolio’s underweight position in the Energy sector added to relative Portfolio performance: returns from energy holdings in the broad market

Fixed-Income Portfolios — (continued)

Asset Allocation Portfolio† — Class 1 — (continued)

underperformed the S&P 500 Index for the year. The Portfolio’s specific holdings in the Energy and Health Care sectors boosted relative returns as they outperformed their respective benchmarks.

In contrast, the Portfolio’s overweight of the Financial sector detracted from relative performance as this sector underperformed both the S&P 500 and its benchmark. The performance of the Portfolio’s Industrial sector holdings lagged its benchmark, also hurting relative returns. Due to the Portfolio’s large number of individual holdings and small position sizes, individual security impacts were minimal.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios

Growth and Income Portfolio — Class 1

Growth and Income Portfolio
Average Annual Total Returns as of 12/31/09
	Class 1*
1-year	34.63%
5-year	0.96%
10-year	(1.28%	)
Since Inception	6.76%

*Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth and Income Portfolio — Class 1 returned 34.63% for calendar year 2009, outperforming the S&P 500 Index return of 26.46%. All ten sectors within the Index posted positive results. Information Technology (+61.7%), Materials (+48.2%), and Consumer Discretionary (+41.1%) posted the strongest returns, while Financials (+16.7%) and Utilities (+11.9%) lagged.

Security selection was the primary contributor to relative outperformance, led by strong selection within the Energy, Financials, and Industrials sectors. Within Energy, Transocean (+74.1%), and Whiting Petroleum (+110.4%), coupled with an underweight to Exxon Mobil (-12.6%) were among the largest contributors to relative returns. Within Financials, AFLAC (+68.6%) and Assured Guaranty (+109.3%) helped relative performance. Industrials holdings Precision Castparts (+84.6%) and Flowserve (+78.6%) also aided results.

Stock selection in the Information Technology and Consumer Staples sectors detracted from relative performance during the year. Within Information Technology, an underweight position in strong-performing benchmark stock Apple (+147.0%) detracted most from relative performance. Within Consumer Staples, owning PepsiCo (+13.5%) and Wal-Mart (-2.8%) hurt relative results.

Sector allocation contributed to relative outperformance during the year, led by an overweight to the Information Technology sector, coupled with underweights to Financials and Health Care. However, an underweight to the Consumer Discretionary sector detracted from relative results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Growth Portfolio — Class 1

Growth Portfolio
Average Annual Total Returns as of 12/31/09
	Class 1*	Class 2*	Class 3*
1-year	38.39%	38.25%	37.99%
5-year	1.98%	1.83%	1.72%
10-year	0.62%	N/A	N/A
Since Inception	10.12%	2.21%	7.25%

*Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

For the twelve month reporting period ending December 31, 2009, the Growth Portfolio — Class 1 returned 38.39%, outperforming the Russell 3000 Index return of 28.34%.

Growth stocks outperformed core and value equities during the year, as measured by the Russell 3000 Growth Index (+37.01%), the Russell 3000 Index (+28.34%), and the Russell 3000 Value Index (+19.76%) respectively. All sectors within Russell 3000 Index posted double-digit returns for the year. Information Technology (+61.6%) and Materials (+53.0%) were the strongest performing sectors, while Telecommunication Services (+12.7%) and Utilities (+12.6%) lagged.

Relative Portfolio outperformance during the reporting period was driven by strong stock selection within the Energy, Financials, and Consumer Discretionary sectors. Within Energy, Atwood Oceanics (+133.4%) coupled with an underweight to Exxon Mobil (-12.6%) proved to be the largest contributors. Within Financials, Assured Guaranty (+98.0%) and AFLAC (+92.8%) had a positive impact on relative returns. Within Consumer Discretionary, Nordstrom (+113.5%) and Kohl’s (+45.3%) also contributed to relative performance.

Stock selection in the Consumer Staples and Telecommunication Services detracted from relative returns during the year. Within Consumer Staples, BJ’s Wholesale Club (+7.6%) and PepsiCo (+14.2%) both had a negative impact on relative performance. Within Telecommunication Services, NII Holdings (-12.2%) detracted most from relative results.

Sector allocation decisions were additive during the year. In particular, an overweight to the Information Technology sector, and underweights to Utilities, Telecommunication Services, and Financials aided relative performance. This was partially offset by the negative impact of an underweight to the Consumer Discretionary sector, coupled with an overweight to the Energy sector.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Capital Appreciation Portfolio — Class 1

Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/09
	Class 1*	Class 2*	Class 3*
1-year	36.79%	36.54%	36.44%
5-year	5.32%	5.17%	5.06%
10-year	1.58%	N/A	N/A
Since Inception	11.64%	3.89%	9.56%

*Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Appreciation Portfolio — Class 1 returned 36.79% for the annual period ending December 31, 2009, slightly underperforming its Russell 3000 Growth Index benchmark, which delivered a return of 37.01%. All ten sectors posted double-digit gains, led by the Information Technology (+61.9%), Consumer Discretionary (44.1%), and Materials (+43.0%) sectors. The Utilities (+16.6%) and Consumer Staples (+17.5%) sectors lagged.

Relative Portfolio underperformance was primarily attributable to security selection in the Health Care and Consumer Discretionary sectors. Within Health Care, overweight positions in Sequenom (-85.1%), Cephalon (-30%), and Shionogi (-9.44%) detracted from relative results. Within Consumer Discretionary, Advance Auto Parts (-3.3%), Burger King (-28.8%), and Corinthian Colleges (-37.8%), all negatively impacted relative performance.

Stock selection in the Financials and Materials sectors added positively to performance. Goldman Sachs (+95.3%) within the Financials sector and Xstrata (+60.5%) within the Materials sector helped relative results.

Sector allocation decisions were positive for the year driven largely by an underweight to the Consumer Staples sector and an overweight to the Consumer Discretionary sector. An underweight to Information Technology during the first half of the period detracted from relative returns.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1

Natural Resources Portfolio
Average Annual Total Returns as of 12/31/09
	Class 1*	Class 2*	Class 3*
1-year	58.05%	57.87%	57.68%
5-year	15.22%	15.05%	14.93%
10-year	16.99%	N/A	N/A
Since Inception	11.72%	17.49%	21.50%

*Inception date for Class 1: 01/04/88; Class 2: 07/09/01; Class 3: 09/30/02

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services Index is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Natural Resources Portfolio — Class 1 returned 58.05% outperforming the 26.46% advance in the broad S&P 500 Index benchmark for the one year period ended December 31, 2009.

After a tumultuous start to the year, US equity markets posted strong returns during the reporting period, with continued evidence of a global economic rebound and increased demand boosted natural resource commodity prices over the reporting period as evidenced by positive commodity index returns. Industrial metals along with energy and precious metals led the commodities sectors.

Nine out of ten sectors of the S&P 500 Index posted double-digit returns for the period led by the Information Technology (+61.7%) and Materials (+48.2) sectors. The Telecommunications Services (+9.1%) and the Utilities (+11.9%) sectors rose the least. The Energy sector returned 14% during the period, lagging the S&P 500 Index.

Security selection within the Materials and Energy sectors drove the Portfolio outperformance over the period. Within Materials, overweight positions in diversified mining companies Vedanta Resources (+388.6%) and Vale (140.0%) contributed most to relative returns. Within the Energy sector, overweight positions in Canadian Natural Resources (+84.9) and Petrol Brasileiros (+100.3%) contributed most to relative results. Some of the negatives during the

Equity Portfolios — (continued)

Natural Resources Portfolio — Class 1 — (continued)

reporting period included an overweight position in Valero (-20.4%), which detracted most from relative results.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios

Multi-Asset Portfolio — Class 1

Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/09
Class 1*
1-year	23.99%
5-year	2.21%
10-year	1.22%
Since Inception	7.30%

*Inception date for Class 1: 03/23/87

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Barclays Capital U.S. Aggregate Index combines several Barclays Capital indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

The Custom Index consists of 60% S&P 500® Index, 35% Barclays Capital U.S. Aggregate Index, and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Multi-Asset Portfolio — Class 1 returned 23.99% for the twelve month reporting period ending December 31, 2009, underperforming the 26.46% advance for the S&P 500 Index benchmark, but outperforming the 18.08% return of its blended benchmark, which is comprised of 60% S&P 500, 35% Barclays Capital U.S. Aggregate Index, and 5% 3-month T-Bill.

All ten sectors within the S&P 500 Index posted positive results. Information Technology (+61.7%), Materials (+48.2%), and Consumer Discretionary (+41.1%) posted the strongest returns, while Telecommunication Services (+9.1%) and Utilities (+11.9%) lagged. The domestic bond market, as represented by the Barclays Capital U.S. Aggregate Index, finished the year up 5.9%.

Asset allocation decisions made positive contributions to Portfolio performance during the year, Strong security selection in both the equity and fixed income portions of the portfolio also helped the Portfolio.

Within the equity portion, strong security selection in the Energy, Financials, and Industrials sectors positively impacted relative performance. Within Energy, exposure to Transocean, and Whiting Petroleum, coupled with an underweight position in Exxon Mobil were among the largest contributors to relative returns. Within Financials, AFLAC, Goldman Sachs and Assured Guaranty helped relative performance. Industrials holdings Precision Castparts

Balanced Portfolios — (continued)

Multi-Asset Portfolio — Class 1 — (continued)

and Flowserve also aided results. Sector allocations further contributed to relative performance, led by an overweight to the Information Technology sector, and underweights to Financials and Health Care.

However, stock selection in the Information Technology and Consumer Staples sectors detracted from results. An underweight to Consumer Discretionary sector also had a negative impact on relative results.

Within the fixed income portion, security selection within the investment grade credit sector, coupled with an overweight allocation to mortgage-backed securities contributed most to relative results. This was partially offset by negative results from issue selection within the mortgage-backed sector, coupled with an underweight allocation to commercial mortgage-backed securities. The Portfolio’s duration positioning also helped relative performance during the reporting period.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1

Strategic Multi-Asset Portfolio
Average Annual Total Returns as of 12/31/09
Class 1*
1-year	24.51%
5-year	4.50%
10-year	3.21%
Since Inception	7.82%

*Inception date for Class 1: 03/23/87

The Morgan Stanley Capital International (MSCI) All Country AC World Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Citigroup World Government Bond Index U.S.$ Hedged, equal-weighted is an equal weighted, total return benchmark designed to cover 20+ investment grade country bond markets. These are the same countries included in the MCSI All Country (AC) World Index described above, except for Switzerland. The eleven countries of the European Monetary Union count as one geographic region and, in aggregate, they receive one share of this equal-weighted index.

The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Index, 30% Citigroup World Government Bond Index (U.S. $ hedged equal-weighted), and 5% 3-month T-Bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:  The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Strategic Multi-Asset Portfolio — Class 1 returned 24.51% for the one year ended December 31, 2009, which underperformed the 35.41% return of the MSCI AC World Index, but outperformed its blended benchmark return of 22.41%. The blended benchmark is comprised of 65% MSCI All Country World Index, 30% Citigroup World Government Bond Index (US dollar hedged, equal-weighted excluding Switzerland), and 5% 3-month T-Bill. Asset allocation decisions were positive for the year, while the global equity and global fixed income portions of the Portfolio both outperformed their respective portions of the blended benchmark.

Global equity markets, as measured by the MSCI AC World Index delivered strong returns in 2009. Emerging Markets advanced the most, finishing the year up almost 80%, while the Pacific Area excluding Japan region followed with a gain of almost 74% return. European equity markets also posted strong performance, with a return of almost 37% for the year. In the United States and Japan, equities also delivered solid returns, gaining over 26% and 6% in calendar year 2009.

Within the global equity portion of the Portfolio, strong stock selection was the main driver of outperformance. Selection was strongest in Consumer Discretionary, Health Care, and

Balanced Portfolios — (continued)

Strategic Multi-Asset Portfolio — Class 1 — (continued)

Materials. Results from sector allocation were negative, as an overweight to Health Care and underweight to Materials detracted from results. From a regional and country perspective, security selection within the United States and the United Kingdom were among the greatest contributors to relative results. However, stock selection in Japanese equities and an underweight allocation to Emerging Markets hurt relative performance during the period.

Within the global bond portion of the Portfolio, credit and country decisions contributed most to relative results, with duration strategies also aiding performance.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SunAmerica®
the retirement specialist

1 SunAmerica Center
Los Angeles, CA 90067-6022

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6

This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.

G1112AR.6 (R 2/10)

Item 2.	Code of Ethics.
Anchor Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2009, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that William J. Shea, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2008	2009
(a) Audit Fees	$256,078	$253,649
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$53,363	$53,460
(d) All Other Fees	$0	$0
Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2008	2009
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
(e)
(1)	The registrant’s Audit Committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2)	No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2009 and 2008 were $156,385 and $53,363 respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: March 10, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: March 10, 2010